Nuveen Arizona Municipal Bond Fund
Portfolio of Investments August 31, 2024
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 94.4%
X 159,776,612
MUNICIPAL BONDS - 94.4%   X 159,776,612
EDUCATION AND CIVIC ORGANIZATIONS - 22.4%
$ 1,000 Arizona Board of Regents, Arizona State University System Revenue
Bonds, Green Series 2016B, 5.000%, 7/01/47
7/26 at 100.00 $ 1,022,553
1,500 Arizona Board of Regents, Arizona State University System Revenue
Bonds, Green Series 2023A, 5.500%, 7/01/48
7/33 at 100.00 1,703,492
1,485 Arizona Board of Regents, Arizona State University System Revenue
Bonds, Green Series 2024A, 5.000%, 7/01/50
7/34 at 100.00 1,638,475
500 Arizona Board of Regents, Arizona State University System Revenue
Bonds, Refunding Green Series 2015A, 5.000%, 7/01/41
7/25 at 100.00 506,161
1,620 Arizona Board of Regents, Arizona State University System Revenue
Bonds, Refunding Series 2017B, 5.000%, 7/01/42
7/27 at 100.00 1,676,026
Arizona Board of Regents, Arizona State University System Revenue
Bonds, Series 2021C:
225 4.000%, 7/01/44 7/31 at 100.00 225,816
250 4.000%, 7/01/46 7/31 at 100.00 249,432
940 Arizona Board of Regents, University of Arizona, SPEED Revenue Bonds,
Stimulus Plan for Economic and Educational Development, Series 2014,
5.000%, 8/01/44
9/24 at 100.00 940,930
1,500 Arizona Board of Regents, University of Arizona, System Revenue Bonds,
Refunding Series 2015A, 5.000%, 6/01/40
6/25 at 100.00 1,517,405
1,250 Arizona Board of Regents, University of Arizona, System Revenue Bonds,
Refunding Series 2016, 5.000%, 6/01/38
6/26 at 100.00 1,289,783
215 (c) Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017A, 5.125%,
7/01/37
7/26 at 100.00 217,349
220 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017C, 5.000%,
7/01/47
7/27 at 100.00 223,706
25 (c) Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017D, 5.000%,
7/01/37
7/27 at 100.00 25,345
Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017F:
300 5.000%, 7/01/37 7/27 at 100.00 309,392
725 5.000%, 7/01/52 7/27 at 100.00 734,789
150 (c) Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017G, 5.000%,
7/01/47
7/27 at 100.00 150,014
230 (c) Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Montessori Academy Projects, Refunding Series 2017A,
6.000%, 11/01/37
11/27 at 100.00 223,866
565 (c) Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Somerset Academy of Las Vegas Aliante and Skye
Canyon Campus Projects, Series 2021A, 4.000%, 12/15/51
12/29 at 100.00 468,866
775 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds,  Arizona Agribusiness and Equine Center, Inc. Project, Series
2017A, 5.000%, 3/01/48
9/27 at 100.00 790,634
1,025 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2017A, 5.000%,
7/01/51
7/27 at 100.00 1,029,131
55 (c) Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2017B, 4.250%,
7/01/27
No Opt. Call 55,241
135 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2018A, 5.000%,
7/01/38
1/28 at 100.00 138,235
500 (c) Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada Horizon, Inspirada and St. Rose
Campus Projects, Series 2018A, 5.750%, 7/15/38
7/26 at 100.00 512,120

Nuveen Arizona Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 500 (c) Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada Sloan Canyon Campus Project,
Series 2020A-2, 6.000%, 9/15/38
9/24 at 104.00 $ 520,307
75 (c) Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Social Bonds Pensar Academy Project, Series 2020, 4.000%,
7/01/30
7/28 at 100.00 72,421
2,950 Arizona Industrial Development Authority, Arizona, Lease Revenue Bonds,
University of Indianapolis - Health Pavilion Project, Series 2019A, 5.000%,
10/01/45
10/29 at 100.00 2,968,199
1,160 Industrial Development Authority, Pima County, Arizona, Education
Revenue Bonds, Center for Academic Success Project, Refunding Series
2019, 5.000%, 7/01/37
7/29 at 100.00 1,204,755
620 (c) Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Arizona Autism Charter Schools Project, Series 2020A,
5.000%, 7/01/40
7/29 at 100.00 627,910
735 (c) Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Arizona Autism Charter Schools Project, Social Series
2021A, 4.000%, 7/01/41
7/29 at 100.00 662,870
145 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Great Hearts Academies Projects, Series 2017A, 5.000%,
7/01/37
7/27 at 100.00 149,030
210 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Great Hearts Academies Projects, Series 2017C, 5.000%,
7/01/48
7/27 at 100.00 212,774
1,000 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Highland Prep Project, Series 2019, 5.000%, 1/01/37
1/30 at 100.00 1,056,335
750 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Series 2019A,
5.000%, 7/01/39
7/29 at 100.00 780,407
1,000 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Series 2020, 5.250%,
7/01/45
7/29 at 100.00 1,032,132
570 (c) Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Series 2021A,
4.000%, 7/01/41
7/31 at 100.00 539,714
380 (c) Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Paradise Schools Projects, Series 2016, 5.000%, 7/01/47
7/26 at 100.00 377,416
825 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Reid Traditional School Projects, Series 2016, 5.000%,
7/01/36
7/26 at 100.00 835,810
3,000 Maricopa County Industrial Development Authority, Arizona, Educational
Facilities Revenue Bonds, Creighton University Projects, Series 2020,
4.000%, 7/01/50
1/30 at 100.00 2,854,340
1,000 McAllister Academic Village LLC, Arizona, Revenue Bonds, Arizona State
University Hassayampa Academic Village Project, Refunding Series 2016,
5.000%, 7/01/38
7/26 at 100.00 1,023,278
800 Northern Arizona University, System Revenue Bonds, Refunding Series
2015, 5.000%, 6/01/35 - BAM Insured
6/25 at 100.00 810,109
25 (c) Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2016A, 5.000%,
7/01/46
7/25 at 100.00 25,003
400 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Great Hearts Academies Project, Series 2016A, 5.000%,
7/01/41
7/25 at 100.00 401,029
220 (c) Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Legacy Traditional Schools Projects, Series 2015, 5.000%,
7/01/35
7/25 at 100.00 221,712
350 (c) Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Legacy Traditional Schools Projects, Series 2016A,
5.000%, 7/01/41
7/26 at 100.00 353,312
1,000 (c) Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Northwest Christian School Project, Series 2020A,
5.000%, 9/01/45
9/30 at 100.00 927,621

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
EDUCATION AND CIVIC ORGANIZATIONS (continued)
Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Villa Montessori, Inc. Projects, Series 2015:
$ 20 3.250%, 7/01/25 No Opt. Call $ 19,812
750 5.000%, 7/01/35 7/25 at 100.00 754,922
800 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Vista College Preparatory Project, Series 2018A, 5.000%,
7/01/43
7/28 at 100.00 824,453
1,000 Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds,
Eastern Kentucky University Project, Series 2016, 5.000%, 10/01/36
10/26 at 100.00 1,028,335
Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Champion Schools Project, Series 2017:
100 (c) 6.000%, 6/15/37 6/26 at 100.00 101,405
320 (c) 6.125%, 6/15/47 6/26 at 100.00 321,006
100 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Series 2016, 5.250%,
7/01/36
7/26 at 100.00 101,014
55 (c) Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, San Tan Montessori School Project, Series 2017, 6.125%,
2/01/28
No Opt. Call 57,449
250 (c) Pima County Industrial Development Authority, Arizona, Education
Revenue Bonds, Noah Webster Schools Mesa Project, Series 2015A,
5.000%, 12/15/34
6/25 at 100.00 249,186
145 Pinal County Community College District, Arizona, Revenue Bonds,
Central Arizona College, Series 2017, 5.000%, 7/01/34 - BAM Insured
7/26 at 100.00 150,116
470 Student and Academic Services LLC, Arizona, Lease Revenue Bonds,
Northern Arizona University Project, Series 2014, 5.000%, 6/01/39 - BAM
Insured
10/24 at 100.00 471,357
500 (c) Yavapai County Industrial Development Authority,  Arizona, Education
Revenue Bonds, Arizona Agribusiness and Equine Center Inc Project,
Refunding Series 2015A, 5.000%, 9/01/34
3/25 at 100.00 500,940
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 37,885,240
HEALTH CARE - 10.6%
Arizona Industrial Development Authority, Arizona, Lease Revenue Bonds,
Children's National Prince County Regional Medical Center, Series 2020A:
405 4.000%, 9/01/39 9/30 at 100.00 407,241
225 4.000%, 9/01/46 9/30 at 100.00 209,979
1,100 Arizona Industrial Development Authority, Hospital Revenue Bonds,
Phoenix Children's Hospital, Series 2020A, 3.000%, 2/01/39
2/30 at 100.00 985,442
Arizona Industrial Development Authority, Hospital Revenue Bonds,
Phoenix Children's Hospital, Series 2021A:
1,560 4.000%, 2/01/39 2/32 at 100.00 1,569,854
1,000 4.000%, 2/01/40 2/32 at 100.00 1,000,702
1,000 Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, Honor Health, Series 2024D, 5.000%, 12/01/45 , (WI/DD)
6/34 at 100.00 1,088,570
Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, HonorHealth, Series 2019A:
600 5.000%, 9/01/36 9/28 at 100.00 632,880
870 4.125%, 9/01/42 9/28 at 100.00 865,946
Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Refunding Series 2016A:
1,750 5.000%, 1/01/32 1/27 at 100.00 1,824,465
2,000 5.000%, 1/01/35 1/27 at 100.00 2,076,296
1,145 5.000%, 1/01/38 1/27 at 100.00 1,184,031
1,665 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Series 2019A, 4.000%, 1/01/44
7/29 at 100.00 1,653,810
Pima County Industrial Development Authority, Arizona, Revenue Bonds,
Tucson Medical Center, Series 2021A:
565 4.000%, 4/01/39 4/31 at 100.00 556,009
1,350 4.000%, 4/01/46 4/31 at 100.00 1,261,584
295 Yavapai County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, Yavapai Regional Medical Center, Refunding Series 2016,
5.000%, 8/01/36
8/26 at 100.00 302,118

Nuveen Arizona Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
HEALTH CARE (continued)
Yavapai County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, Yavapai Regional Medical Center, Series 2019:
$ 815 5.000%, 8/01/39 8/29 at 100.00 $ 847,662
1,000 4.000%, 8/01/43 8/29 at 100.00 958,596
500 Yuma Industrial Development Authority, Arizona, Hospital Revenue Bonds,
Yuma Regional Medical Center, Series 2014A, 5.250%, 8/01/32
9/24 at 100.00 500,396
TOTAL HEALTH CARE 17,925,581
HOUSING/MULTIFAMILY - 1.1%
1,250 Arizona Industrial Development Authority, Student Housing Revenue
Bonds, Provident Group - NCCU Properties LLC- North Carolina Central
University, Series 2019A, 4.000%, 6/01/44 - BAM Insured
6/29 at 100.00 1,218,818
250 (d) Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation Revenue
Bonds, Series 2021A, 0.000%, 10/01/56
10/29 at 103.00 204,827
500 Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation Revenue
Bonds, Series 2022A, 7.000%, 10/01/56
10/29 at 103.00 486,287
TOTAL HOUSING/MULTIFAMILY 1,909,932
HOUSING/SINGLE FAMILY - 2.1%
1,920 Maricopa County and Phoenix City Industrial Development Authority,
Arizona, Single Family Mortgage Revenue Bonds, Series 2024C, 4.750%,
9/01/49
3/33 at 100.00 1,943,734
1,000 Phoenix and Maricopa County Industrial Development Authority, Arizona,
Single Family Mortgage Revenue Bonds, Series 2024A, 4.600%, 9/01/49
3/33 at 100.00 1,001,899
600 Tucson and Pima County Industrial Development Authority, Arizona, Joint
Single Family Mortgage Revenue Bonds, Series 2024A, 4.750%, 7/01/49
7/33 at 100.00 607,619
TOTAL HOUSING/SINGLE FAMILY 3,553,252
INFORMATION TECHNOLOGY - 0.2%
275 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2007,
4.100%, 12/01/37, (AMT), (Mandatory Put 6/15/28)
2/28 at 100.00 280,099
TOTAL INFORMATION TECHNOLOGY 280,099
LONG-TERM CARE - 1.5%
120 Arizona Industrial Development Authority, Multifamily Housing Revenue
Bonds, Bridgewater Avondale Project, Series 2017, 5.375%, 1/01/38
7/25 at 101.00 96,219
900 Phoenix Industrial Development Authority, Arizona, Multi-Family Housing
Revenue Bonds, 3rd and Indian Road Assisted Living Project, Series 2016,
5.400%, 10/01/36
10/25 at 101.00 742,135
1,495 Tempe Industrial Development Authority, Arizona, Revenue Bonds,
Friendship Village of Tempe Project, Refunding Series 2021A, 4.000%,
12/01/46
12/29 at 102.00 1,323,134
530 (c) Tempe Industrial Development Authority, Arizona, Revenue Bonds,
Mirabella at ASU Project, Series 2017A, 6.000%, 10/01/37
10/27 at 100.00 385,424
TOTAL LONG-TERM CARE 2,546,912
TAX OBLIGATION/GENERAL - 14.1%
550 Buckeye Union High School District 201, Maricopa County, Arizona,
General Obligation Bonds, School Improvement Project, Refunding Series
2017, 5.000%, 7/01/34 - BAM Insured
7/27 at 100.00 581,310
665 Glendale, Arizona, General Obligation Bonds, Series 2024, 5.000%,
7/01/44 , (WI/DD)
7/34 at 100.00 743,258
1,000 Kyrene Elementary School District 28, Maricopa County, Arizona, School
Improvement Bonds, Project 2010, Series 2015C, 5.000%, 7/01/34
7/25 at 100.00 1,016,345
1,500 Marana Unified School District No. 6 of Pima County, Arizona, School
Improvement Bonds, Project of 2014, Series 2018D, 5.000%, 7/01/38 -
AGM Insured
7/27 at 100.00 1,566,690
810 Maricopa County Elementary School District 68, Alhambra, Arizona,
General Obligation Bonds, Project of 2017, Series 2019B, 4.000%,
7/01/39
7/28 at 100.00 814,302

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/GENERAL (continued)
$ 370 Maricopa County School District 214 Tolleson Union High, Arizona,
General Obligation Bonds, School Improvement Project 2017, Series
2018A, 5.000%, 7/01/37
7/27 at 100.00 $ 389,107
600 Maricopa County School District 28 Kyrene Elementary, Arizona, General
Obligation Bonds, School Improvement, Project 2017 Series 2020B,
4.000%, 7/01/40
7/29 at 100.00 609,242
1,050 Maricopa County Special Health Care District, Arizona, General Obligation
Bonds, Series 2018C, 5.000%, 7/01/35
7/28 at 100.00 1,119,569
1,000 Maricopa County Unified School District 11, Peoria, Arizona, General
Obligation Bonds, School Improvement, Series 2018, 5.000%, 7/01/34 -
BAM Insured
7/27 at 100.00 1,056,369
275 Maricopa County Unified School District 69 Paradise Valley, Arizona,
General Obligation Bonds, School Improvement Project of 2015, Series
2021E, 3.000%, 7/01/40
7/30 at 100.00 242,738
1,350 Maricopa County Unified School District 80, Chandler, Arizona, School
Improvement Bonds, 2019 Project, Series 2021B, 3.000%, 7/01/40
7/30 at 100.00 1,210,146
1,000 Maricopa County Unified School District 95 Queen Creek, Arizona,
General Obligation Bonds, School Improvement Series 2020, 4.000%,
7/01/38
7/29 at 100.00 1,019,596
860 Maricopa County Union High School District 210 Phoenix, Arizona,
General Obligation Bonds, School Improvement & Project of 2011 Series
2017E, 5.000%, 7/01/35
7/27 at 100.00 909,197
2,000 Maricopa County Union High School District 210 Phoenix, Arizona,
General Obligation Bonds, School Improvement Project 2011 and 2017,
Series 2018, 5.000%, 7/01/37
7/27 at 100.00 2,113,855
775 Maricopa County Union High School District 216 Agua Fria, Arizona,
General Obligation Bonds, School Improvement, Project of 2023, Series
2024A, 5.000%, 7/01/42
7/33 at 100.00 868,100
750 Mohave County Union High School District 2 Colorado River, Arizona,
General Obligation Bonds, School Improvement Series 2017, 5.000%,
7/01/35
7/27 at 100.00 791,160
690 Northwest Fire District of Pima County, Arizona, General Obligation
Bonds, Series 2017, 5.000%, 7/01/36
7/27 at 100.00 726,015
630 Phoenix, Arizona, General Obligation Bonds, Various Purpose Series
2024A, 5.000%, 7/01/47
7/34 at 100.00 697,592
1,200 Pima County Unified School District 1, Tucson, Arizona, General
Obligation Bonds, Project of 2023 School Improvement Series 2024A,
5.000%, 7/01/42 - AGM Insured
7/33 at 100.00 1,334,483
1,125 Pima County Unified School District 12 Sunnyside, Arizona, General
Obligation Bonds, School Improvement Project 2011, Series 2014D,
5.000%, 7/01/34 - AGM Insured
9/24 at 100.00 1,126,169
500 Pima County Unified School District 12 Sunnyside, Arizona, General
Obligation Bonds, School Improvement Project of 2011, Series 2013B,
5.000%, 7/01/32 - BAM Insured
9/24 at 100.00 500,569
750 Pima County Unified School District 20 Vail, Arizona, General Obligation
Bonds, Refunding School Improvement Series 2015, 5.000%, 7/01/33 -
AGM Insured
7/25 at 100.00 761,827
1,800 Pima County Unified School District 30 Sahuarita, Arizona, School
Improvement Bonds, Series 2024, 5.000%, 7/01/42 - BAM Insured
7/33 at 100.00 1,993,064
750 Pima County Unified School District 6 Marana, Arizona, General
Obligation Bonds, School Improvement, Project of 2014, Series 2019E,
4.000%, 7/01/39 - AGM Insured
7/29 at 100.00 758,237
800 Pinal County School District 4 Casa Grande Elementary, Arizona, General
Obligation Bonds, School improvement Project 2016, Series 2017A,
5.000%, 7/01/36 - BAM Insured
7/27 at 100.00 839,983
150 Western Maricopa Education Center District 402, Maricopa County,
Arizona, General Obligation Bonds, School Improvement Project 2012,
Series2014B, 4.500%, 7/01/33
9/24 at 100.00 150,069
TOTAL TAX OBLIGATION/GENERAL 23,938,992

Nuveen Arizona Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/LIMITED - 21.0%
$ 100 (c) Arizona Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Linder Village Project in Meridian, Ada
County, Idaho, Series 2020, 5.000%, 6/01/31
No Opt. Call $ 102,082
120 Buckeye, Arizona, Excise Tax Revenue Obligations, Refunding Series 2016,
4.000%, 7/01/36
7/26 at 100.00 121,479
1,000 Buckeye, Arizona, Excise Tax Revenue Obligations, Series 2015, 5.000%,
7/01/37
7/25 at 100.00 1,015,111
475 Cadence Community Facilities District, Mesa, Arizona, Special Assessment
Revenue Bonds, Assessment District 1, Series 2019, 4.500%, 7/01/43
7/29 at 100.00 438,687
675 Cadence Community Facilities District, Mesa, Arizona, Special Assessment
Revenue Bonds, Assessment District 3, Series 2020, 4.000%, 7/01/45
7/30 at 100.00 604,904
95 (c),(e) Cahava Springs Revitalization District, Cave Creek, Arizona, Special
Assessment Bonds, Series 2017A, 7.000%, 7/01/41
7/27 at 100.00 72,767
500 Cottonwood, Arizona, Pledged Revenue Bonds, Series 2015, 5.000%,
7/01/30 - RAAI Insured
7/25 at 100.00 508,750
450 (c) Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2015, 5.000%, 7/15/39
7/25 at 100.00 450,482
500 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2017, 5.000%, 7/15/42 - AGM Insured
7/27 at 100.00 520,101
1,000 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2018, 5.000%, 7/15/38 - BAM Insured
7/27 at 100.00 1,045,878
1,300 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2019, 4.000%, 7/15/39 - BAM Insured
7/29 at 100.00 1,303,235
1,100 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2021, 4.000%, 7/15/45 - BAM Insured
7/31 at 100.00 1,056,623
143 Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 1, Series 2013, 5.250%,
7/01/38
9/24 at 100.00 142,998
299 Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 1, Series 2019, 5.200%,
7/01/43
7/27 at 100.00 284,238
500 Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 12, Series 2021, 3.250%,
7/01/35
7/30 at 100.00 428,078
Eastmark Community Facilities District 2, Mesa, Arizona, General
Obligation Bonds, Series 2020:
245 4.000%, 7/15/30 No Opt. Call 249,032
480 4.000%, 7/15/35 7/30 at 100.00 461,818
Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona,
General Obligation Bonds, Refunding Series 2017:
45 5.000%, 7/15/32 - AGM Insured 7/27 at 100.00 47,456
750 Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona,
Special Assessment Revenue Bonds, Lucero Assessment District 2, Series
2023, 5.750%, 7/01/46
7/32 at 100.00 761,551
345 Festival Ranch Community Facilities District, Buckeye, Arizona, General
Obligation Bonds, Series 2012, 5.000%, 7/15/27 - BAM Insured
9/24 at 100.00 345,424
750 Festival Ranch Community Facilities District, Buckeye, Arizona, General
Obligation Bonds, Series 2016, 4.000%, 7/15/36 - BAM Insured
7/26 at 100.00 753,023
260 Festival Ranch Community Facilities District, Buckeye, Arizona, General
Obligation Bonds, Series 2018, 5.000%, 7/15/38 - BAM Insured
7/27 at 100.00 270,833
1,500 Festival Ranch Community Facilities District, Buckeye, Arizona, General
Obligation Bonds, Series 2020, 4.000%, 7/15/40 - BAM Insured
7/30 at 100.00 1,480,257
216 Festival Ranch Community Facilities District, Buckeye, Arizona, Special
Assessment Revenue Bonds,  Assessment District 11, Series 2017, 5.200%,
7/01/37
7/27 at 100.00 212,260
500 Maricopa, Arizona, Pledged Revenue Obligations, Series 2023, 5.250%,
7/15/43
7/33 at 100.00 563,467
470 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 490,106
165 Merrill Ranch Community Facilities District 2, Florence, Arizona, General
Obligation Bonds, Series 2017, 5.000%, 7/15/42 - BAM Insured
7/27 at 100.00 170,313
1,500 Pinal County, Arizona, Pledged Revenue Obligations, Series 2019,
4.000%, 8/01/39
8/28 at 100.00 1,511,477

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/LIMITED (continued)
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
$ 1,250 4.550%, 7/01/40 7/28 at 100.00 $ 1,252,976
1,000 0.000%, 7/01/46 7/28 at 41.38 337,193
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2:
1,200 4.536%, 7/01/53 7/28 at 100.00 1,151,104
1,420 4.784%, 7/01/58 7/28 at 100.00 1,405,104
Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation
Bonds, Refunding Series 2016:
375 4.000%, 8/01/33 8/26 at 100.00 380,542
405 4.000%, 8/01/35 8/26 at 100.00 409,958
760 Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation
Bonds, Series 2018A, 5.000%, 8/01/42
8/28 at 100.00 800,871
4,900 Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation
Bonds, Series 2020, 4.000%, 8/01/50
8/30 at 100.00 4,774,330
275 Sedona, Arizona, Excise Tax Revenue Bonds, Series 2024, 5.000%, 7/01/43
- AGM Insured
7/33 at 100.00 299,175
510 Superstition Vistas Community Facilities District 1, Apache Junction,
Arizona, Special Assessment Revenue Bonds, Series 2023, 6.000%,
7/01/47
7/33 at 100.00 503,596
805 Surprise, Arizona, Pledged Revenue Bonds, Refunding Series 2015,
5.000%, 7/01/30
7/25 at 100.00 819,819
1,150 Tartesso West Community Facility District, Buckeye, Arizona, Limited Tax
General Obligation Bonds, Series 2021, 4.000%, 7/15/41 - AGM Insured
7/31 at 100.00 1,172,841
600 Tempe, Arizona, Excise Tax Revenue Bonds, Refunding Series 2016,
5.000%, 7/01/31
7/26 at 100.00 624,233
750 Verrado District 1 Community Faciliites District, Buckeye, Arizona, General
Obligation Bonds, Series 2023, 5.000%, 7/15/43 - BAM Insured
7/33 at 100.00 807,991
950 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 5.000%, 10/01/32 - AGM Insured
9/24 at 100.00 958,902
275 Vistancia North Community Facilities District, Peoria, Arizona, General
Obligation Bonds, Series 2024, 4.375%, 7/15/49 - AGM Insured
7/34 at 100.00 272,700
1,090 (c) Vistancia West Community Facilities District, Peoria, Arizona, General
Obligation Bonds, Series 2016, 5.000%, 7/15/29
9/24 at 100.00 1,091,395
2,260 Yavapai County Jail District, Arizona, Pleged Revenue Obligation Bonds,
Series 2020, 4.000%, 7/01/40 - BAM Insured
7/29 at 100.00 2,246,831
840 Yuma County, Arizona, Pledge Revenue Obligations, Series 2022, 4.250%,
7/15/42 - BAM Insured
7/32 at 100.00 852,704
TOTAL TAX OBLIGATION/LIMITED 35,574,695
TRANSPORTATION - 4.3%
Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Junior Lien Series 2015A:
670 5.000%, 7/01/40 7/25 at 100.00 676,267
1,315 5.000%, 7/01/45 7/25 at 100.00 1,324,349
1,500 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Junior Lien Series 2019B, 5.000%, 7/01/49, (AMT)
7/29 at 100.00 1,542,436
2,000 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Senior Lien Series 2017A, 5.000%, 7/01/47, (AMT)
7/27 at 100.00 2,034,760
Phoenix Civic Improvement Corporation, Arizona, Rental Car Facility
Charge Revenue Bonds, Series 2019A:
1,000 5.000%, 7/01/32 7/29 at 100.00 1,078,845
500 5.000%, 7/01/38 7/29 at 100.00 529,218
TOTAL TRANSPORTATION 7,185,875

Nuveen Arizona Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
U.S. GUARANTEED - 0.9% (f)
Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona,
General Obligation Bonds, Refunding Series 2017:
$ 250 5.000%, 7/15/32, (Pre-refunded 7/15/27) - AGM Insured 7/27 at 100.00 $ 266,935
Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation
Bonds, Refunding Series 2016:
145 4.000%, 8/01/33, (Pre-refunded 8/01/26) 8/26 at 100.00 148,578
155 4.000%, 8/01/35, (Pre-refunded 8/01/26) 8/26 at 100.00 158,825
880 Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue
Bonds, Refunding Series 2017, 5.000%, 7/01/36, (Pre-refunded 7/01/27)
7/27 at 100.00 940,068
TOTAL U.S. GUARANTEED 1,514,406
UTILITIES - 16.2%
1,000 Carefree Utilities Community Facilities District, Arizona, Water System
Revenue Bonds, Series 2021, 4.000%, 7/01/51
7/31 at 100.00 973,728
1,285 Central Arizona Water Conservation District, Arizona, Water Delivery O&M
Revenue Bonds, Series 2016, 5.000%, 1/01/35
1/26 at 100.00 1,317,911
1,500 City of Mesa, Arizona, Utility System Revenue Bonds, Series 2022C,
5.000%, 7/01/36
No Opt. Call 1,781,323
1,805 Glendale, Arizona, Water and Sewer Revenue Bonds, Senior Lien Series
2022A, 5.000%, 7/01/41
7/32 at 100.00 1,995,548
790 Goodyear, Arizona, Water and Sewer Revenue Obligations, Refunding
Subordinate Lien Series 2016, 5.000%, 7/01/45 - AGM Insured
7/26 at 100.00 811,622
1,500 Goodyear, Arizona, Water and Sewer Revenue Obligations, Subordinate
Lien Series 2020, 4.000%, 7/01/45 - AGM Insured
7/29 at 100.00 1,488,077
500 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/40
7/27 at 100.00 515,451
735 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 7/01/36
7/26 at 100.00 752,956
150 Guam Power Authority, Revenue Bonds, Refunding Series 2024A, 5.000%,
10/01/42
10/34 at 100.00 163,091
760 Guam Power Authority, Revenue Bonds, Series 2014A, 5.000%, 10/01/39 10/24 at 100.00 761,998
450 Lake Havasu City, Arizona, Wastewater System Revenue Bonds, Refunding
Senior Lien Series 2015A, 5.000%, 7/01/36 - AGM Insured
7/25 at 100.00 457,652
1,000 Mesa, Arizona, Utility System Revenue Bonds, Series 2020, 3.000%,
7/01/44
7/30 at 100.00 832,743
1,000 Phoenix Civic Improvement Corporation, Arizona, Wastewater System
Revenue Bonds, Junior Lien Series 2023, 5.250%, 7/01/47
7/33 at 100.00 1,120,733
585 Phoenix Civic Improvement Corporation, Arizona, Wastewater System
Revenue Bonds, Refunding Junior Lien Series 2014, 5.000%, 7/01/29
9/24 at 100.00 585,729
2,185 Phoenix Civic Improvement Corporation, Arizona, Water System Revenue
Bonds, Junior Lien Sustainability Series 2020A, 5.000%, 7/01/44
7/30 at 100.00 2,331,803
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B:
1,000 (c) 5.000%, 7/01/33 7/31 at 100.00 1,057,342
1,000 (c) 5.000%, 7/01/37 7/31 at 100.00 1,051,265
Salt River Project Agricultural Improvement and Power District, Arizona,
Electric System Revenue Bonds, Refunding Series 2015A:
500 5.000%, 12/01/36 6/25 at 100.00 507,540
1,000 5.000%, 12/01/45 6/25 at 100.00 1,016,385
1,000 Salt River Project Agricultural Improvement and Power District, Arizona,
Electric System Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/38
1/27 at 100.00 1,041,157
4,500 Salt River Project Agricultural Improvement and Power District, Arizona,
Electric System Revenue Bonds, Series 2023A, 5.000%, 1/01/50
1/33 at 100.00 4,895,692
1,805 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.000%,
12/01/37
No Opt. Call 2,001,882
TOTAL UTILITIES 27,461,628
TOTAL MUNICIPAL BONDS
(cost $161,113,211) 159,776,612
TOTAL LONG-TERM INVESTMENTS
(cost $161,113,211) 159,776,612

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS -  5.1%
X 8,700,000
MUNICIPAL BONDS - 5.1%   X 8,700,000
HEALTH CARE - 5 .1%
$ 1,225 (g) Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner
Health Systems, Variable Rate Demand Obligations, Series 2015C,
4.000%, 1/01/46
8/24 at 100.00 $ 1,225,000
615 (g) Arizona Industrial Development Authority, Hospital Revenue Bonds,
Phoenix Children's Hospital, Refunding Variable Rate Demand Series
2019A, 3.800%, 2/01/48
8/24 at 100.00 615,000
4,390 (g) Arizona Industrial Development Authority, Hospital Revenue Bonds,
Phoenix Children's Hospital, Refunding Variable Rate Demand Series
2019B, 3.800%, 2/01/48
8/24 at 100.00 4,390,000
2,470 (g) Phoenix Industrial Development Authority, Arizona, Health Care Facilities
Revenue Bonds, Mayo Clinic, Series 2014B, 3.750%, 11/15/52
8/24 at 100.00 2,470,000
TOTAL HEALTH CARE 8,700,000
TOTAL Municipal Bonds
(cost $8,700,000) 8,700,000
TOTAL SHORT-TERM INVESTMENTS
(cost $8,700,000) 8,700,000
TOTAL INVESTMENTS
(cost $169,813,211) - 99.5% 168,476,612
OTHER ASSETS & LIABILITIES, NET - 0.5% 875,979
NET ASSETS - 100% $ 169,352,591
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 159,776,612 $ – $ 159,776,612
Short-Term Investments:
Municipal Bonds – 8,700,000 – 8,700,000
Total
$ – $ 168,476,612 $ – $ 168,476,612

Nuveen Arizona Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $11,421,830 or 6.8% of Total Investments.
(d) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(e) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(f) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(g) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
AMT Alternative Minimum Tax
WI/DD When-issued or delayed delivery security.

Nuveen Colorado Municipal Bond Fund
Portfolio of Investments August 31, 2024
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 97.7%
X 483,955,491
MUNICIPAL BONDS - 97.7%   X 483,955,491
CONSUMER DISCRETIONARY - 0.7%
Denver Convention Center Hotel Authority, Colorado, Revenue Bonds,
Convention Center Hotel, Refunding Senior Lien Series 2016:
$ 500 5.000%, 12/01/29 12/26 at 100.00 $ 514,837
1,000 5.000%, 12/01/32 12/26 at 100.00 1,024,363
2,000 5.000%, 12/01/35 12/26 at 100.00 2,041,251
TOTAL CONSUMER DISCRETIONARY 3,580,451
EDUCATION AND CIVIC ORGANIZATIONS - 5.3%
Colorado Educational and Cultural Facilities Authority Charter School
Revenue Bonds, Monument Academy Charter School Project, Refunding
Series 2014:
290 4.000%, 10/01/24 No Opt. Call 290,055
720 3.625%, 10/01/29 10/24 at 100.00 715,627
2,000 (c) Colorado Educational and Cultural Facilities Authority Education Revenue
Bonds, Colorado, Rocky Mountain School of Expeditionary Learning
Project, Series 2019, 5.000%, 3/01/50
3/29 at 100.00 1,959,517
Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Aspen Ridge School Project, Series 2015A:
500 (c) 5.000%, 7/01/36 7/25 at 100.00 502,180
500 (c) 5.250%, 7/01/46 7/25 at 100.00 501,246
505 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Community Leadership Academy, Inc. Second Campus
Project, Series 2013, 7.350%, 8/01/43
9/24 at 100.00 505,894
315 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Douglas County School District RE-1 - DCS Montessori
School, Refunding & Improvement Series 2012, 4.000%, 7/15/27
9/24 at 100.00 315,137
Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Liberty Common Charter School, Series 2014A:
315 5.000%, 1/15/29 9/24 at 100.00 315,243
1,000 5.000%, 1/15/44 9/24 at 100.00 1,000,053
420 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Littleton Preparatory Charter School, Series 2013,
5.000%, 12/01/33
9/24 at 100.00 420,230
Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, New Summit Charter Academy Project, Series 2021A:
100 (c) 4.000%, 7/01/41 7/31 at 100.00 86,747
100 (c) 4.000%, 7/01/51 7/31 at 100.00 79,438
1,000 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, The Classical Academy Project, Refunding Series 2015A,
5.000%, 12/01/38
12/24 at 100.00 1,001,708
750 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Twin Peaks Charter Academy, Series 2011B, 7.500%,
3/15/35
9/24 at 100.00 752,129
600 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Union Colony School Project, Series 2018, 5.000%,
4/01/38
4/28 at 100.00 617,783
1,000 (c) Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, University of Northern Colorado Lab School, Refunding &
Improvement Series 2015, 5.000%, 12/15/45
12/25 at 100.00 1,002,381
500 Colorado Educational and Cultural Facilities Authority, Independent
School Revenue Bonds, Kent Denver School Project, Series 2016, 5.000%,
10/01/36
10/26 at 100.00 516,267
Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
Rocky Mountain Classical Academy Project, Refunding Series 2019:
255 (c) 5.000%, 10/01/49 10/27 at 100.00 252,472
1,000 (c) 5.000%, 10/01/59 10/27 at 100.00 969,416

Nuveen Colorado Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
EDUCATION AND CIVIC ORGANIZATIONS (continued)
Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
University of Denver, Series 2017A:
$ 1,000 4.000%, 3/01/35 3/27 at 100.00 $ 1,010,984
3,000 5.000%, 3/01/47 3/27 at 100.00 3,071,314
400 Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
West Ridge Academy Charter School, Refunding & Improvement Series
2019, 5.000%, 6/01/49
10/24 at 100.00 400,080
1,500 Colorado School of Mines Board of Trustees, Golden, Colorado,
Institutional Enterprise Revenue Bonds, Series 2023C, 5.250%, 12/01/53
12/33 at 100.00 1,654,770
1,335 Colorado State Board of Governors, Colorado State University Auxiliary
Enterprise System Revenue Bonds, Refunding Series 2017A, 4.000%,
3/01/34
9/27 at 100.00 1,361,557
2,000 Colorado State Board of Governors, Colorado State University Auxiliary
Enterprise System Revenue Bonds, Refunding Series 2017E, 4.000%,
3/01/43
3/28 at 100.00 2,000,350
2,000 Colorado State Board of Governors, Colorado State University Auxiliary
Enterprise System Revenue Bonds, Series 2015A, 4.000%, 3/01/35
3/25 at 100.00 2,005,818
1,000 (c) Falcon Area Water and Wastewater Authority (El Paso County, Colorado),
Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34
9/27 at 103.00 997,083
2,000 University of Northern Colorado at Greeley, Institutional Enterprise System
Revenue Bonds, Refunding Series 2015A, 5.000%, 6/01/40
6/25 at 100.00 2,021,585
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 26,327,064
HEALTH CARE - 15.4%
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019A:
1,760 5.000%, 11/15/37 11/29 at 100.00 1,902,170
1,000 4.000%, 11/15/43 11/29 at 100.00 993,956
1,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2021A, 4.000%, 11/15/46
11/31 at 100.00 983,155
2,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2023A-2, 5.000%, 11/15/57,
(Mandatory Put 11/15/33)
11/32 at 101.57 2,290,951
1,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist
Health System/Sunbelt Obligated Group, Series 2016A, 4.000%, 11/15/46
5/26 at 100.00 966,185
3,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist
Health System/Sunbelt Obligated Group, Series 2018A, 5.000%, 11/15/48
5/28 at 100.00 3,096,972
7,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Children's
Hospital Colorado Project, Series 2016A, 5.000%, 12/01/44
6/26 at 100.00 7,070,204
5,250 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44
8/29 at 100.00 4,997,927
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2:
270 5.000%, 8/01/44 8/29 at 100.00 280,663
3,000 4.000%, 8/01/49 8/29 at 100.00 2,796,987
2,325 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49, (Mandatory Put
8/01/25)
2/25 at 100.00 2,342,016
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A:
500 5.250%, 11/01/38 11/32 at 100.00 562,623
5,095 5.500%, 11/01/47 11/32 at 100.00 5,677,724
4,000 5.250%, 11/01/52 11/32 at 100.00 4,337,109
5,750 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2024A, 5.250%, 12/01/54
6/34 at 100.00 6,328,342
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022A:
2,150 4.000%, 5/15/52 5/32 at 100.00 2,053,465
2,000 5.000%, 5/15/52 5/32 at 100.00 2,126,535
8,055 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2024A, 5.000%, 5/15/54
5/32 at 100.00 8,521,861

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
HEALTH CARE (continued)
Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sanford
Health, Series 2019A:
$ 545 5.000%, 11/01/32 11/29 at 100.00 $ 591,730
2,000 4.000%, 11/01/39 11/29 at 100.00 1,979,628
3,950 5.000%, 11/01/49 11/29 at 100.00 4,105,349
3,500 Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL
Health System, Refunding Series 2019A, 4.000%, 1/01/35
1/30 at 100.00 3,579,847
Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley
View Hospital Association, Refunding Series 2017A:
225 4.000%, 5/15/33 5/27 at 100.00 226,842
1,920 4.000%, 5/15/34 5/27 at 100.00 1,939,867
1,050 4.000%, 5/15/35 5/27 at 100.00 1,059,406
2,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley
View Hospital Association, Series 2015, 5.000%, 5/15/45
5/25 at 100.00 2,009,377
Delta County Memorial Hospital District, Colorado, Enterprise Revenue
Bonds, Refunding Series 2010:
185 5.500%, 9/01/25 9/24 at 100.00 183,409
600 5.500%, 9/01/30 9/24 at 100.00 591,969
475 Denver Health and Hospitals Authority, Colorado, Healthcare Revenue
Bonds, Series 2014A, 5.000%, 12/01/39
9/24 at 100.00 475,102
2,500 (c) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024, 6.625%, 12/01/56
12/31 at 103.00 2,441,790
TOTAL HEALTH CARE 76,513,161
HOUSING/MULTIFAMILY - 0.5%
250 Denver City & County Housing Authority, Colorado, Capital Fund Program
Revenue Bonds, Three Tower Rehabilitation, Series 2007, 5.200%,
11/01/27 - AGM Insured, (AMT)
9/24 at 100.00 250,369
2,000 Denver City and County Housing Authority, Colorado, Multifamily Housing
Revenue Bonds, Flo Senior Apartments Project, Sustainability Green
Series 2023A, 4.500%, 7/01/41
7/33 at 100.00 2,038,498
TOTAL HOUSING/MULTIFAMILY 2,288,867
LONG-TERM CARE - 1.8%
500 (c) Colorado Health Facilities Authority, Colorado, Revenue Bonds, American
Baptist Homes Project, Series 2016, 6.125%, 2/01/46
2/26 at 100.00 383,753
Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian
Living Neighborhoods Project, Refunding Series 2016:
1,315 5.000%, 1/01/31 9/24 at 102.00 1,324,819
3,000 5.000%, 1/01/37 9/24 at 102.00 3,018,168
2,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian
Living Neighborhoods Project, Refunding Series 2021, 4.000%, 1/01/42
1/28 at 103.00 1,795,646
1,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant
Retirement Communities Inc., Refunding Series 2015A, 5.000%, 12/01/35
6/25 at 100.00 1,003,502
1,200 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier
Meadows Project, Refunding & Improvement Series 2017A, 5.250%,
5/15/47
5/27 at 100.00 1,212,828
TOTAL LONG-TERM CARE 8,738,716
TAX OBLIGATION/GENERAL - 11.0%
200 Aspen Fire Protection District, Pitkin County, Colorado, Certificates of
Participation, Series 2019, 4.000%, 12/01/32
12/29 at 100.00 205,893
2,470 Cherry Creek School District 5 Arapahoe County, Colorado, General
Obligation Bonds, Series 2017, 5.000%, 12/15/31
12/25 at 100.00 2,530,242
2,000 Delta County Joint School District 50 Delta, Gunnison, Montrose and
Mesa Counties, Colorado, General Obligation Bonds, Series 2023,
5.000%, 12/01/47
12/32 at 100.00 2,170,259
1,050 Delta,Colorado, Sales and Use Tax Revenue Bonds, Refunding Series
2019, 4.000%, 12/01/36 - BAM Insured
12/29 at 100.00 1,064,487
3,000 Denver School District 1, Colorado, General Obligation Bonds, Series
2021, 4.000%, 12/01/41
12/30 at 100.00 3,043,052
4,625 Denver School District 1, Colorado, General Obligation Bonds, Series
2022A, 5.000%, 12/01/45
6/32 at 100.00 5,045,724

Nuveen Colorado Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/GENERAL (continued)
Eagle River Water and Sanitation District, Eagle County, Colorado, General
Obligation Bonds, Series 2016:
$ 480 4.500%, 12/01/36 12/26 at 100.00 $ 491,863
2,500 5.000%, 12/01/45 12/26 at 100.00 2,587,354
3,585 Eagle, Garfield and Routt Counties School District RE50J, Colorado,
General Obligation Bonds, Series 2024, 5.000%, 12/01/43
12/33 at 100.00 4,001,330
1,220 El Paso County School District 20, Academy, Colorado, General
Obligation Bonds, Series 2017, 4.000%, 12/15/40
12/26 at 100.00 1,226,949
Foothills Park and Recreation District, Subdistrict A, Jefferson County,
Colorado, General Obligation Bonds, Refunding Series 2015:
600 3.250%, 12/01/29 - AGM Insured 12/25 at 100.00 602,427
440 5.000%, 12/01/30 - AGM Insured 12/25 at 100.00 451,883
1,275 5.000%, 12/01/31 - AGM Insured 12/25 at 100.00 1,309,275
3,000 Grand County School District 2 East Grand, Colorado, General Obligation
Bonds, Series 2022, 4.000%, 12/01/46
12/31 at 100.00 2,992,265
Grand River Hospital District, Garfield and Mesa Counties, Colorado,
General Obligation Bonds, Series 2018:
655 5.250%, 12/01/34 - AGM Insured 12/28 at 100.00 692,707
1,750 5.250%, 12/01/37 - AGM Insured 12/28 at 100.00 1,829,649
3,000 Gunnison Watershed School District RE1J, Gunnison and Saguache
Counties, Colorado, General Obligation Bonds, Series 2023, 5.000%,
12/01/47
12/32 at 100.00 3,262,033
1,315 Jefferson County School District R1, Colorado, General Obligation Bonds,
Series 2020A, 4.000%, 12/15/33
12/30 at 100.00 1,391,468
2,000 Larimer and Weld Counties School District Re-5J, Colorado, General
Obligation Bonds, Series 2021, 4.000%, 12/01/40
12/30 at 100.00 2,023,179
750 Louisville, Boulder County, Colorado, General Obligation Bonds, Limited
Tax, Series 2017, 4.000%, 12/01/35
12/26 at 100.00 763,080
1,390 Pueblo County School District 70, Pueblo Rural, Colorado, General
Obligation Bonds, Improvement Series 2021A, 4.000%, 12/01/32
12/30 at 100.00 1,469,884
1,140 Roaring Fork Transporation Authority, Colorado, Property Tax Revenue
Bonds, Series 2021A, 4.000%, 12/01/46
12/31 at 100.00 1,138,726
2,410 Weld County School District 6, Greeley, Colorado, General Obligation
Bonds, Series 2020, 5.000%, 12/01/44
12/29 at 100.00 2,565,668
8,500 Weld County School District RE-4, Windsor, Colorado, General Obligation
Bonds, Series 2023, 5.250%, 12/01/47
12/32 at 100.00 9,436,402
2,000 Westminster Public Schools, Adams County, Colorado, Certificates of
Participation, Series 2019, 5.000%, 12/01/43 - AGM Insured
12/28 at 100.00 2,088,408
TOTAL TAX OBLIGATION/GENERAL 54,384,207
TAX OBLIGATION/LIMITED - 32.1%
3,755 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2019, 5.000%, 12/01/51
12/24 at 102.00 3,711,507
368 Alpine Mountain Ranch Metropolitan District, Routt County, Colorado,
Special Assessment Revenue Bonds, Special Improvement District 1,
Refunding Series 2021, 4.000%, 12/01/40
9/26 at 103.00 347,085
1,650 Anthem West Metropolitan District, Colorado, General Obligation Bonds,
Refunding Series 2015, 5.000%, 12/01/35 - BAM Insured
12/25 at 100.00 1,687,219
1,020 Arista Metropolitan District, Broomfield County, Colorado, General
Obligation Limited Tax Bonds, Refunding Convertible to Unlimited Tax
Series 2023A, 5.000%, 12/01/48 - BAM Insured
12/33 at 100.00 1,071,938
Arvada, Colorado, Sales and Use Tax Revenue Bonds, Series 2023:
1,275 5.000%, 12/01/41 12/33 at 100.00 1,437,587
1,335 5.000%, 12/01/42 12/33 at 100.00 1,499,565
600 Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax General
Obligation Bonds, Series 2020A, 5.000%, 12/01/40
9/25 at 103.00 595,740
500 Aviation Station North Metropolitan District 2, Denver County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement Series
2019A, 5.000%, 12/01/48
9/24 at 103.00 469,117
1,050 Brighton Crossing Metropolitan District 4, Colorado, General Obligation
Bonds, Limited Tax Convertible to Unlimited Tax, Series 2017A, 5.000%,
12/01/37
9/24 at 102.00 1,052,589

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/LIMITED (continued)
$ 600 (c) Broadway Park North Metropolitan District 2, Denver, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series 2020,
3.375%, 12/01/26
12/25 at 103.00 $ 584,143
2,500 Bromley Park Metropolitan District No. 2, In the City of Brighton, Adams
and Weld Counties, Colorado, Senior General Obligation Limited Tax
Refunding Bonds, Series 2023, 5.375%, 12/01/53 - BAM Insured
12/33 at 100.00 2,746,351
Buffalo Ridge Metropolitan District (In the City of Commerce City), Adams
County, Colorado, General Obligation Refunding and Improvement
Bonds, Series 2018A:
1,020 5.000%, 12/01/34 - BAM Insured 12/28 at 100.00 1,108,403
1,000 4.000%, 12/01/47 - BAM Insured 12/28 at 100.00 957,225
1,145 (c) Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/47
9/24 at 102.00 1,104,147
500 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Improvement Bonds, Series 2022, 6.500%, 12/01/53
12/27 at 103.00 517,835
480 Cherry Creek Corporate Center Metropolitan District, Arapahoe County,
Colorado, Revenue Bonds, Refunding Senior Lien Series 2015A, 5.000%,
6/01/37
12/25 at 100.00 480,285
1,725 Colorado International Center Metropolitan District 14, Denver, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement Series
2018, 5.875%, 12/01/46
9/24 at 103.00 1,734,347
2,000 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2017J, 5.250%, 3/15/42
3/27 at 100.00 2,086,820
1,000 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2021S, 4.000%, 3/15/41
3/31 at 100.00 1,014,519
1,780 Colorado State, Certificates of Participation, Lease Purchase Agreement
Department of Transportation Second Amended & Restated Headquaters
Facilities, Refunding Series 2020, 4.000%, 6/15/38
6/30 at 100.00 1,820,590
2,000 Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Refunding
Series 2015, 5.000%, 8/01/36 - BAM Insured
8/25 at 100.00 2,029,291
2,295 Copperleaf Metropolitan District 2, Arapahoe County, Colorado, Limited
Tax General Obligation Bonds, Refunding Convertible to Unlimited Tax
Series 2020, 4.000%, 12/01/45 - BAM Insured
12/30 at 100.00 2,145,889
750 Copperleaf Metropolitan District 4, Arapahoe County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2020A,
5.000%, 12/01/49
3/25 at 103.00 718,023
898 Cottonwood Highlands Metropolitan District 1, Parker, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A,
5.000%, 12/01/49
9/24 at 103.00 900,716
1,000 Cross Creek Metropolitan District 2, Aurora, Colorado, Unlimited Tax
General Obligation Bonds, Refunding Series 2018, 4.000%, 12/01/45 -
AGM Insured
12/28 at 100.00 957,691
1,250 Crystal Valley Metropolitan District 2, Douglas County, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series 2020A,
4.000%, 12/01/44 - AGM Insured
12/30 at 100.00 1,239,243
935 Cumberland Green Metropolitan District, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Refunding & Improvement Series
2015, 5.250%, 12/01/45
12/25 at 100.00 935,583
1,185 Denver City and County School District 1, Colorado, Lease Purchase
Program Certificates of Participation, Series 2015B, 5.000%, 12/15/45
12/25 at 100.00 1,207,144
2,955 Denver City and County, Colorado, Dedicated Tax Revenue Bonds,
Refunding & Improvement Series 2016A, 5.000%, 8/01/42
8/26 at 100.00 3,038,903
Denver City and County, Colorado, Dedicated Tax Revenue Bonds, Series
2021A:
1,000 4.000%, 8/01/35 8/31 at 100.00 1,048,560
1,785 4.000%, 8/01/40 8/31 at 100.00 1,801,533
125 (c) Denver Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, 9th and Colorado Urban Redevelopement Area, Series 2018A,
5.250%, 12/01/39
9/24 at 103.00 126,338
500 Denver West Promenade Metropolitan District, Lakewood, Colorado,
General Obligtion Bonds, Limited Tax Convertible to Unlimited Tax Series
2013, 5.375%, 12/01/42
9/24 at 100.00 500,026

Nuveen Colorado Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/LIMITED (continued)
$ 5,500 Ebert Metropolitan District, Denver Colorado, Limited Tax General
Obligation Bonds, Refunding Series 2018A-1, 5.000%, 12/01/43 - BAM
Insured
12/28 at 100.00 $ 5,751,893
2,000 El Paso County School District 49 Falcon, Colorado, Certificates of
Participation, Series 2017B, 5.000%, 12/15/42
12/26 at 100.00 2,060,334
575 Erie Farm Metropolitan District, Erie, Boulder County, Colorado, General
Obligation Limited Tax Bonds, Refunding & Improvement, Series 2021,
5.000%, 12/01/41 - AGM Insured
12/31 at 100.00 622,875
1,000 Erie, Colorado, Certificates of Participation, Series 2010, 5.000%, 11/01/37 11/24 at 100.00 1,002,911
First Creek Village Metropolitan District, Denver, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax Series 2019A:
500 3.000%, 12/01/29 9/24 at 103.00 478,923
595 5.000%, 12/01/39 9/24 at 103.00 605,282
500 Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue
Bonds, Series 2014, 6.000%, 12/01/38
12/24 at 100.00 490,927
1,525 Foothills Park and Recreation District, Jefferson County, Colorado,
Lease Revenue Bonds, Certificates of Participation, Series 2021, 4.000%,
12/01/33
12/31 at 100.00 1,600,747
890 Four Corners Business Improvement District, Erie, Boulder County,
Colorado, Limited Tax Supported Revenue Bonds, Series 2022, 6.000%,
12/01/52
9/27 at 103.00 913,880
500 Future Legends Sports Park Business Improvement District, Colorado,
Limited Tax General Obligation Bonds, Series 2022A and Subordinate
Limited Tax General Obligation Bonds, Series 2022B, 6.000%, 12/01/52
9/27 at 103.00 502,519
800 Glen Metropolitan District 1, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2016A, 4.500%, 12/01/45 - BAM
Insured
12/25 at 100.00 807,036
600 Gold Hill Mesa Metropolitan District 2, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation and Special Revenue Bonds,
Refunding & Improvement Series 2022A, 5.500%, 12/01/47 - BAM Insured
6/32 at 100.00 646,657
Grand Junction, Colorado, Certificates of Participation, Series 2019:
475 4.000%, 12/01/35 12/29 at 100.00 487,775
225 4.000%, 12/01/37 12/29 at 100.00 229,554
10,420 Grand Junction, Colorado, General Fund Revenue Bonds, Series 2024,
4.125%, 3/01/54
3/34 at 100.00 10,291,356
675 Green Gables Metropolitan District 2, Jefferson County, Colorado, Limited
Tax General Obligation Bonds, Special Revenue Refunding Improvement
Senior Series 2023A, 5.125%, 12/01/53 - BAM Insured
12/33 at 100.00 708,988
335 Harvest Junction Metropolitan District, Longmont, Colorado, General
Obligation Bonds, Refunding and Improvement Series 2012, 5.200%,
12/01/32
9/24 at 100.00 335,251
1,000 Heritage Todd Creek Metropolitan District, Colorado, General Obligation
Bonds Limited Tax, Refunding & Improvement Series 2015, 6.125%,
12/01/44
12/24 at 100.00 1,001,282
315 Hess Ranch Metropolitan District 5, Parker, Colorado, Special Assessment
Revenue Bonds, Special Improvement District 1, Series 2024A-1, 6.000%,
12/01/43
3/29 at 103.00 324,578
330 (c) Hess Ranch Metropolitan District 5, Parker, Colorado, Special Assessment
Revenue Bonds, Special Improvement District 2, Series 2024, 5.500%,
12/01/44
9/29 at 103.00 328,476
1,125 High Plains Metropolitan District, Arapahoe County, Colorado, General
Obligation Bonds, Refunding Series 2017, 5.000%, 12/01/35 - NPFG
Insured
12/27 at 100.00 1,191,116
380 Jefferson Center Metropolitan District 1, Arvada, Jefferson County,
Colorado, Special Revenue Bonds, Series 2020-A2, 4.125%, 12/01/40
9/24 at 103.00 354,365
500 (d) Lambertson Farms Metropolitan District 1, Colorado, Revenue Bonds,
Refunding & Improvement Series 2015, 5.000%, 12/15/25
9/24 at 100.00 492,720
Lincoln Park Metropolitan District, Douglas County, Colorado, Limited Tax
General Obligation and Improvement Bonds, Refunding Series 2018:
460 5.000%, 12/01/42 - AGM Insured 12/27 at 100.00 479,049
2,000 5.000%, 12/01/46 - AGM Insured 12/27 at 100.00 2,074,753

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/LIMITED (continued)
$ 1,330 Littleton Village Metropolitan District 2, Arapahoe County, Colorado,
General Obligation Bonds, Limited Tax Refunding Series 2023, 5.000%,
12/01/53 - AGM Insured
12/33 at 100.00 $ 1,385,509
1,660 Longmont, Colorado, Sales and Use Tax Revenue Bonds, Series 2019,
3.000%, 11/15/33
11/28 at 100.00 1,628,658
Lorson Ranch Metropolitan District 2, El Paso County, Colorado, Limited
Tax General Obligation Bonds, Series 2016:
825 5.000%, 12/01/36 12/26 at 100.00 842,367
1,805 5.000%, 12/01/41 12/26 at 100.00 1,828,109
1,000 Meridian Metropolitan District, Douglas County, Colorado, General
Obligation Bonds, Series 2023, 4.250%, 12/01/48 - AGM Insured
12/33 at 100.00 1,001,501
650 Meridian Metropolitan District, Douglas County, Colorado, General
Obligation Refunding Bonds, Series 2017, 5.000%, 12/01/42 - AGM
Insured
12/27 at 100.00 680,773
1,000 Midtown at Clear Creek Metropolitan District, Adams County, Colorado,
General Obligation Bonds, Refunding Limited Tax Series 2023A, 5.500%,
12/01/43 - BAM Insured
12/33 at 100.00 1,130,008
1,135 Montrose County, Colorado, Certificates of Participation, Series 2014,
5.000%, 12/01/34
12/24 at 100.00 1,137,055
1,000 Monument, El Paso County,  Colorado, Certificate of Participation, Series
2020, 4.000%, 12/01/40 - AGM Insured
12/28 at 100.00 1,006,791
500 Mountain Shadows Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Refunding Series 2016, 5.000%, 12/01/46
12/25 at 100.00 481,773
494 Mountain Shadows Metropolitan District, Weld County, Colorado, Limited
Tax General Obligation Bonds, Series 2015, 5.500%, 12/01/44
12/25 at 100.00 494,792
570 Nexus North at DIA Metropolitan District, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2021, 5.000%, 12/01/51
3/26 at 103.00 513,027
709 North Range Metropolitan District 2, Adams County, Colorado ,
Limited Tax General Obligation Bonds, Refunding Special Revenue &
Improvement Series 2017A, 5.625%, 12/01/37
9/24 at 102.00 711,190
1,000 North Range Metropolitan District 3, Adams County, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-3, 5.250%, 12/01/50
12/25 at 103.00 1,010,197
4,000 Northern Colorado Water Conservancy District, Certificates of
Participation, Series 2022, 5.250%, 7/01/52
7/31 at 100.00 4,316,047
Northglenn Urban Renewal Authority, Northglenn, Colorado, Tax
Increment Revenue Bonds, Urban Renewal Plan 2, Series 2019:
235 4.000%, 12/01/27 No Opt. Call 240,388
305 4.000%, 12/01/28 No Opt. Call 312,792
755 Painted Prairie Public Improvement Authority, Aurora, Colorado, Special
Revenue Bonds, Series 2019, 5.000%, 12/01/49
12/24 at 103.00 701,034
Park 70 Metropolitan District, Aurora, Colorado, General Obligation
Bonds, Limited Tax Refunding & Improvement Series 2016:
125 5.000%, 12/01/24 No Opt. Call 125,252
1,500 5.000%, 12/01/36 12/26 at 100.00 1,524,483
Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Refunding Series 2015A:
1,055 5.000%, 12/01/33 - NPFG Insured 12/25 at 100.00 1,079,056
2,380 5.000%, 12/01/45 12/25 at 100.00 2,407,782
1,650 Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Series 2019A, 4.000%, 12/01/36 - AGM
Insured
12/29 at 100.00 1,680,651
1,258 (c) Platte River Metropolitan District, Weld County, Colorado, General
Obligation Bonds, Limited Tax Refunding Series 2023A, 6.500%, 8/01/53
8/29 at 103.00 1,310,564
2,500 (c) Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment
Revenue Bonds, Refunding Series 2013, 5.000%, 12/01/40
9/24 at 100.00 2,500,004
500 (c) Prairie Center Metopolitan District No. 3, In the City of Brighton, Adams
County, Colorado, Limited Property Tax Supported Primary Improvements
Revenue Bonds, Refunding Series 2017A, 5.000%, 12/15/41
12/26 at 100.00 503,615
680 Prairie Center Metropolitan District No. 3, In the City of Brighton, Adams
County, Colorado, Limited Property Tax Supported Primary Improvements
Revenue Bonds, Series 2024A, 5.875%, 12/15/46
12/33 at 100.00 734,643

Nuveen Colorado Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/LIMITED (continued)
$ 500 Prairiestar Metropolitan District 2, Larimer County, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series 2021A,
5.000%, 12/01/46 - BAM Insured
12/31 at 100.00 $ 533,014
1,550 Pueblo County, Colorado, Certificates of Participation, Community
Improvement Projects, Series 2023A, 4.000%, 7/01/43
7/32 at 100.00 1,506,347
235 (c) Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, EVRAZ Project, Series 2021A, 4.750%, 12/01/45
12/30 at 100.00 162,258
2,516 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1, 4.500%, 7/01/34
7/25 at 100.00 2,519,711
880 Raindance Metropolitan District 2, Windsor, Colorado, General Obligation
Bonds, Limited Tax Series 2019A, 5.000%, 12/01/39
12/24 at 103.00 875,491
2,500 Rampart Range Metropolitan District 1, Lone Tree, Colorado, Limited Tax
Supported and Special Revenue Bonds, Refunding & Improvement Series
2017, 5.000%, 12/01/42
12/27 at 100.00 2,598,091
1,060 Ravenna Metropolitan District, Douglas County, Colorado, General
Obligation Bonds, Refunding Limited Tax Series 2023, 5.000%, 12/01/43
- AGM Insured
12/33 at 100.00 1,122,937
400 Red Sky Ranch Metropolitan District, Eagle County, Colorado, General
Obligation Bonds, Refunding & Improvement Series 2015, 5.000%,
12/01/44
12/24 at 100.00 387,715
2,385 Regional Transportation District, Colorado, Sales Tax Revenue Bonds,
Fastracks Project, Series 2017B, 4.000%, 11/01/35
11/27 at 100.00 2,434,752
490 Reserve Metropolitan District 2, Mount Crested Butte, Colorado, Limited
Tax General Obligation Bonds, Refunding Series 2016A, 5.000%,
12/01/45
12/26 at 100.00 476,183
555 Riverview Metropolitan District, Steamboat Springs, Routt County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Tax Refunding Series 2021, 5.000%, 12/01/41
6/26 at 103.00 543,232
1,000 Roaring Fork School District RE-1, Garfield, Pitkin, and Eagle Counties,
Colorado, Certificates of Participation, Series 2023, 5.000%, 12/15/43 -
BAM Insured
6/31 at 100.00 1,067,759
1,000 Sand Creek Metropolitan District, Colorado, General Obligation Limited
Tax Bonds, Refunding Series 2023, 5.000%, 12/01/37 - AGM Insured
12/32 at 100.00 1,116,064
1,995 Sierra Ridge Metropolitan District 2, Douglas County, Colorado, General
Obligation Bonds, Subordinate Series 2022, 4.000%, 12/01/46 - AGM
Insured
12/31 at 100.00 1,907,720
275 Sierra Ridge Metropolitan District 2, Douglas County, Colorado, Limited
Tax General Obligation Bonds, Refunding Bonds, Series 2022, 5.000%,
12/01/52 - AGM Insured
12/32 at 100.00 289,467
550 Silver Peaks Metropolitan District 3, Colorado, Limited Tax Obligation
Bonds, Senior Lien Series 2020A, 5.000%, 12/01/50
12/25 at 103.00 506,385
200 Southlands Metropolitan District 1, Colorado, Limited Tax General
Obligation Bonds, Series 2017A-1, 5.000%, 12/01/37
12/27 at 100.00 202,027
350 Southlands Metropolitan District 1, Colorado, Limited Tax General
Obligation Bonds, Series 2017A-2, 5.000%, 12/01/47
12/27 at 100.00 346,775
1,000 Southshore Metropolitan District 2 Aurora, Arapahoe County, Colorado,
General Obligation Bonds, Limited Tax Improvement Series 2020A-2,
4.000%, 12/01/46 - BAM Insured
12/30 at 100.00 961,795
495 Southwest Timnath Metropolitan District 4, Timnath, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Series 2017A, 5.375%,
12/01/47
9/24 at 102.00 495,886
1,000 STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
improvement Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 964,097
750 Sterling Hills West Metropolitan District, Arapahoe County, Colorado,
General Obligation Bonds, Refunding & Improvement Series 2007,
5.000%, 12/01/39
12/27 at 100.00 780,083
415 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported District 2, Refunding & Improvement Senior Series
2020A, 3.375%, 12/01/30
12/25 at 102.00 400,457
595 Sterling Ranch Metropolitan District 2, El Paso County, Colorado, General
Obligation Bonds, Limited Tax Convertible Capital Appreciation Series 22,
5.500%, 12/01/42
6/30 at 102.00 598,081

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/LIMITED (continued)
Tallyn's Reach Metropolitan District 3, Aurora, Colorado, General
Obligation Bonds, Refunding Series 2019:
$ 460 5.000%, 12/01/31 - BAM Insured 12/29 at 100.00 $ 502,713
250 5.000%, 12/01/32 - BAM Insured 12/29 at 100.00 272,992
250 5.000%, 12/01/33 - BAM Insured 12/29 at 100.00 272,690
750 Thompson Crossing Metropolitan District 2, Johnstown, Larimer County,
Colorado, General Obligation Bonds, Limited Tax Convertible to
Unlimited Tax, Series 2016B, 5.000%, 12/01/46 - AGM Insured
12/26 at 100.00 775,220
1,640 (c) Thompson Crossing Metropolitan District 6, Larimer County, Colorado,
General Obligation Limited Tax Bonds, Refunding & Improvement
Convertible to Unlimited Tax Series 2020, 5.000%, 12/01/40
12/30 at 100.00 1,643,017
770 Thornton Development Authority, Colorado, Tax Increment Revenue
Bonds, North Washington Street Corridor Project, Refunding Series 2015,
3.250%, 12/01/28
12/24 at 100.00 770,367
2,000 Thornton, Colorado, Certificates of Participation, Series 2018, 4.000%,
12/01/39
12/28 at 100.00 2,028,946
2,000 (c) Triview Metropolitan District 4, El Paso County, California, Colorado,
General Obligation Bonds, Limited Tax Series 2018, 5.750%, 12/01/48
9/24 at 103.00 2,012,658
225 Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax General
Obligation and Special Revenue Bonds, Convertible to Unlimited Tax
Refunding Subordinate Series 2019, 5.000%, 12/15/29 - AGM Insured
12/24 at 103.00 233,004
4,000 (c) Ventana Metropolitan District, El Paso County, Colorado, General
Obligation Bonds, Limited Tax Refunding and Improvement Series 2023A,
6.500%, 9/01/53
12/28 at 103.00 4,224,031
Vista Ridge Metropolitan District, In the Town of Erie, Weld County,
Colorado, General Obligation Refunding Bonds, Series 2016A:
525 5.000%, 12/01/28 - BAM Insured 12/26 at 100.00 547,392
1,250 5.000%, 12/01/31 - BAM Insured 12/26 at 100.00 1,297,797
500 4.000%, 12/01/36 - BAM Insured 12/26 at 100.00 505,199
Water Valley Metropolitan District 1, Colorado, General Obligation Bonds,
Refunding Series 2016:
105 3.250%, 12/01/24 No Opt. Call 104,592
1,375 4.000%, 12/01/33 12/26 at 100.00 1,277,015
400 5.000%, 12/01/35 12/26 at 100.00 400,396
1,190 5.250%, 12/01/40 12/26 at 100.00 1,196,549
Waterview II Metropolitan District, El Paso County, Colorado, Limited Tax
General Obligation Bonds, Series 2022A:
500 5.000%, 12/01/41 3/27 at 103.00 504,374
1,500 5.000%, 12/01/51 3/27 at 103.00 1,456,769
1,000 West Globeville Metropolitan District 1, Denver, Colorado, General
Obligation Limited Tax Bonds, Series 2022, 6.750%, 12/01/52
12/29 at 103.00 986,345
600 Westerly Metropolitan District 4, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-1, 4.125%, 12/01/31
3/26 at 103.00 554,805
Westminster, Colorado, Certificates of Participation, Series 2015A:
1,500 5.000%, 12/01/35 12/25 at 100.00 1,536,611
1,000 4.000%, 12/01/38 12/25 at 100.00 1,002,575
Wheatlands Metropolitan District 2, Aurora, Arapahoe County, Colorado,
General Obligation Bonds, Refunding Series 2015:
1,000 5.000%, 12/01/30 - BAM Insured 12/25 at 100.00 1,024,037
1,595 4.000%, 12/01/38 - BAM Insured 12/25 at 100.00 1,599,685
1,400 Whispering Pines Metropolitan District No.1, In the City of Aurora,
Colorado, Limited Tax Convertible to Unlimited Tax, General Obligation
Refunding Series 2023, 5.000%, 12/01/52 - AGM Insured
12/32 at 100.00 1,475,890
TOTAL TAX OBLIGATION/LIMITED 158,749,256

Nuveen Colorado Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TRANSPORTATION - 9.5%
$ 1,000 Colorado High Performance Transportation Enterprise, C-470 Express
Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/56
12/24 at 100.00 $ 1,000,520
500 Colorado High Performance Transportation Enterprise, US 36 and I-25
Managed Lanes Revenue Bonds, Senior Lien Series 2014, 5.750%,
1/01/44, (AMT)
9/24 at 100.00 501,175
Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022A:
3,000 5.000%, 11/15/25, (AMT) No Opt. Call 3,069,768
2,115 5.000%, 11/15/26, (AMT) No Opt. Call 2,197,245
1,995 5.000%, 11/15/39, (AMT) 11/32 at 100.00 2,148,315
3,340 5.000%, 11/15/41, (AMT) 11/32 at 100.00 3,570,971
3,585 5.500%, 11/15/53, (AMT) 11/32 at 100.00 3,896,530
500 Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022B, 5.000%, 11/15/47
11/32 at 100.00 544,553
Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022D:
1,000 5.750%, 11/15/45, (AMT) 11/32 at 100.00 1,124,185
1,000 5.000%, 11/15/53, (AMT) 11/32 at 100.00 1,039,215
Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018A:
2,000 5.000%, 12/01/27, (AMT) No Opt. Call 2,108,211
1,000 5.000%, 12/01/30, (AMT) No Opt. Call 1,088,157
8,000 4.000%, 12/01/43, (AMT) 12/28 at 100.00 7,670,453
8,305 5.000%, 12/01/43, (AMT) 12/28 at 100.00 8,554,806
1,905 5.250%, 12/01/43, (AMT) 12/28 at 100.00 1,987,397
1,000 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018B, 5.000%, 12/01/37
12/28 at 100.00 1,064,124
500 Denver City and County, Colorado, Special Facilities Airport Revenue
Bonds, United Airlines, Inc. Project, Refunding Series 2017, 5.000%,
10/01/32, (AMT)
9/24 at 100.00 500,086
480 Eagle County Air Terminal Corporation, Colorado, Airport Terminal Project
Revenue Bonds, Refunding Series 2011A, 6.000%, 5/01/27, (AMT)
9/24 at 100.00 480,611
Grand Junction Regional Airport Authority, Colorado, General Airport
Revenue Bonds, Refunding Series 2016A:
965 5.000%, 12/01/27 - NPFG Insured 12/26 at 100.00 1,007,434
1,215 5.000%, 12/01/32 12/26 at 100.00 1,257,306
1,275 5.000%, 12/01/33 12/26 at 100.00 1,318,451
1,000 5.000%, 12/01/34 12/26 at 100.00 1,033,191
TOTAL TRANSPORTATION 47,162,704
U.S. GUARANTEED - 5.9% (e)
150 Boulder Larimer & Weld Counties School District RE-1J Saint Vrain Valley,
Colorado, General Obligation Bonds, Series 2016C, 4.000%, 12/15/34,
(Pre-refunded 12/15/26)
12/26 at 100.00 154,949
Colorado Health Facilities Authority, Colorado, Health Facilities Revenue
Bonds, The Evangelical Lutheran Good Samaritan Society Project,
Refunding Series 2017:
50 5.000%, 6/01/37, (Pre-refunded 6/01/27) 6/27 at 100.00 53,243
1,585 5.000%, 6/01/42, (Pre-refunded 6/01/27) 6/27 at 100.00 1,687,812
3,535 Colorado Health Facilities Authority, Colorado, Hospital Revenue Bonds,
NCMC Inc., Series 2016, 4.000%, 5/15/32, (Pre-refunded 5/15/26)
5/26 at 100.00 3,603,003
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Evangelical Lutheran Good Samaritan Society Project, Series 2013A:
450 5.000%, 6/01/35, (Pre-refunded 6/01/25) 6/25 at 100.00 456,872
3,000 5.000%, 6/01/45, (Pre-refunded 6/01/25) 6/25 at 100.00 3,045,812
Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview
Medical Center, Refunding Series 2015B:
3,530 5.000%, 9/01/31, (Pre-refunded 9/01/25) 9/25 at 100.00 3,611,901
1,315 4.000%, 9/01/34, (Pre-refunded 9/01/25) 9/25 at 100.00 1,332,685
1,250 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview
Medical Center, Series 2020A, 4.000%, 9/01/50, (Pre-refunded 9/01/30)
9/30 at 100.00 1,342,711

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
U.S. GUARANTEED (e) (continued)
Colorado State Board of Governors, Colorado State University Auxiliary
Enterprise System Revenue Bonds, Refunding Series 2016B:
$ 500 5.000%, 3/01/34, (Pre-refunded 3/01/27) 3/27 at 100.00 $ 530,109
500 5.000%, 3/01/41, (Pre-refunded 3/01/27) 3/27 at 100.00 530,110
Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series
2016:
1,200 5.000%, 8/01/41, (Pre-refunded 8/01/26) 8/26 at 100.00 1,252,964
6,000 5.000%, 8/01/46, (Pre-refunded 8/01/26) 8/26 at 100.00 6,264,824
1,000 Gunnison Watershed School District RE1J, Gunnison and Saguache
Counties, Colorado, General Obligation Bonds, Refunding Series 2014A,
4.000%, 12/01/33, (Pre-refunded 12/01/24)
12/24 at 100.00 1,002,462
1,000 Metropolitan State University of Denver, Colorado, Institutional Enterprise
Revenue Bonds, Aerospace and Engineering Sciences Building Project,
Series 2016, 4.000%, 12/01/40, (Pre-refunded 12/01/25)
12/25 at 100.00 1,016,929
3,410 University of Colorado, Enterprise System Revenue Bonds, Refunding
Series 2017A-2, 4.000%, 6/01/36, (Pre-refunded 6/01/28)
6/28 at 100.00 3,594,437
TOTAL U.S. GUARANTEED 29,480,823
UTILITIES - 15.5%
Arapahoe County Water and Wastewater Authority, Colorado, Revenue
Bonds, Refunding Series 2019:
1,000 4.000%, 12/01/37 12/29 at 100.00 1,020,242
1,845 4.000%, 12/01/38 12/29 at 100.00 1,879,247
Brighton, Colorado, Water Activity Enterprise Revenue Bonds, Water
System Project, Series 2022:
13,130 5.000%, 6/01/47 6/32 at 100.00 14,108,265
3,550 5.000%, 6/01/52 6/32 at 100.00 3,794,863
500 Cherokee Metropolitan District, Colorado, Water and Wastewater
Revenue Bonds, Series 2020, 4.000%, 8/01/50 - BAM Insured
8/30 at 100.00 481,796
4,435 Colorado Springs, Colorado, Utilities System Revenue Bonds,
Improvement Series 2022B, 5.250%, 11/15/52
11/32 at 100.00 4,852,800
Colorado Springs, Colorado, Utilities System Revenue Bonds,
Improvement Series 2023A:
3,270 5.250%, 11/15/48 11/33 at 100.00 3,649,838
4,000 5.250%, 11/15/53 11/33 at 100.00 4,428,975
8,200 Colorado Springs, Colorado, Utilities System Revenue Bonds,
Improvement Series 2024A, 5.250%, 11/15/54
11/34 at 100.00 9,165,479
500 Colorado Springs, Colorado, Utilities System Revenue Bonds, Refunding
Series 2015A, 4.000%, 11/15/35
11/25 at 100.00 502,882
1,000 Colorado Water Resources and Power Development Authority, Water
Resources Revenue Bonds, City of Sterling Wastewater Utility Enterprise
Project, Series 2023A, 5.000%, 9/01/48 - AGM Insured
9/33 at 100.00 1,091,890
680 Colorado Water Resources and Power Development Authority, Water
Resources Revenue Bonds, Steamboat Springs Utilities Fund, Series
2011B, 4.125%, 8/01/26
9/24 at 100.00 683,171
1,090 Colorado Water Resources and Power Development Authority, Water
Resources Revenue Bonds, Telluride Town Project, Series 2020A, 4.000%,
6/01/35 - AGM Insured
6/30 at 100.00 1,119,593
7,000 Denver City and County Board of Water Commissioners, Colorado, Water
Revenue Bonds, Series 2022A, 5.000%, 12/15/52
12/32 at 100.00 7,623,066
2,000 Eagle River Water and Sanitation District, Eagle County, Colorado,
Enterprise Wastewater Revenue Bonds, Improvement Series 2020A,
4.000%, 12/01/49 - AGM Insured
12/29 at 100.00 1,966,957
1,000 East Cherry Creek Valley Water and Sanitation District, Arapahoe County,
Colorado, Water Revenue Bonds, Improvement Series 2019A, 4.000%,
11/15/38
11/29 at 100.00 1,016,252
East Cherry Creek Valley Water and Sanitation District, Arapahoe County,
Colorado, Water Revenue Bonds, Refunding Series 2015:
650 5.000%, 11/15/32 11/25 at 100.00 666,630
1,500 4.000%, 11/15/35 11/25 at 100.00 1,507,591
500 Erie, Boulder and Weld Counties, Colorado, Water Enterprise Revenue
Bonds, Refunding Series 2015, 3.000%, 12/01/29
12/25 at 100.00 500,507

Nuveen Colorado Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
UTILITIES (continued)
$ 1,140 Fort Lupton, Colorado, Water System Revenue Bonds, Refunding &
Improvement Series 2017, 4.000%, 12/01/42 - AGM Insured
12/27 at 100.00 $ 1,143,966
320 Fountain, El Paso County, Colorado, Acting by and through the City of
Fountain Electric, Water and Wastewater Utility Enterprise, Water and
Electric Revenue Bonds, Series 2019, 4.000%, 12/01/35 - AGM Insured
12/26 at 100.00 325,650
2,180 Johnstown, Colorado, Wastewater Revenue Bonds, Series 2021, 4.000%,
12/01/51 - AGM Insured
12/31 at 100.00 2,082,788
1,000 Loveland, Colorado, Electric and Communications Enterprise Revenue
Bonds, Series 2019A, 5.000%, 12/01/44
12/28 at 100.00 1,047,974
8,805 Parker Water and Sanitation District, Douglas County, Colorado, Water
and Sewer Enterprise Revenue Bonds, Refunding & Improvement Series
2022, 4.000%, 11/01/47
11/32 at 100.00 8,724,642
Public Authority for Colorado Energy, Natural Gas Purchase Revenue
Bonds,  Colorado Springs Utilities, Series 2008:
1,295 6.250%, 11/15/28 No Opt. Call 1,369,583
50 6.500%, 11/15/38 No Opt. Call 62,222
2,000 Upper Eagle Regional Water Authority, Eagle County, Colorado, Water
Revenue Bonds, Refunding & Improvement Series 2020, 4.000%,
12/01/50 - AGM Insured
12/30 at 100.00 1,913,373
TOTAL UTILITIES 76,730,242
TOTAL MUNICIPAL BONDS
(cost $477,712,171) 483,955,491
TOTAL LONG-TERM INVESTMENTS
(cost $477,712,171) 483,955,491
OTHER ASSETS & LIABILITIES, NET - 2.3% 11,298,839
NET ASSETS - 100% $ 495,254,330
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 483,955,491 $ – $ 483,955,491
Total
$ – $ 483,955,491 $ – $ 483,955,491

(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $23,675,274 or 4.9% of Total Investments.
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
AMT Alternative Minimum Tax

Nuveen Maryland Municipal Bond Fund
Portfolio of Investments August 31, 2024
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 99.5%
X 274,031,872
MUNICIPAL BONDS - 99.5%   X 274,031,872
CONSUMER DISCRETIONARY - 1.9%
Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding
Series 2017:
$ 715 5.000%, 9/01/34 9/27 at 100.00 $ 718,641
4,000 5.000%, 9/01/39 9/27 at 100.00 4,001,600
1,000 (c) Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006A, 5.000%,
12/01/31
9/24 at 100.00 648,750
TOTAL CONSUMER DISCRETIONARY 5,368,991
CONSUMER STAPLES - 1.7%
405 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed
Bonds, Refunding Series 2002, 5.500%, 5/15/39
9/24 at 100.00 407,094
1,010 Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 5.250%, 6/01/32
9/24 at 100.00 1,009,914
425 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Series 2016A-1, 5.625%, 6/01/35
No Opt. Call 436,374
1,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A, 5.000%, 6/01/46
6/28 at 100.00 1,024,602
1,900 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 1,718,784
TOTAL CONSUMER STAPLES 4,596,768
EDUCATION AND CIVIC ORGANIZATIONS - 5.6%
1,000 Chestertown, Maryland, Economic Development Project Revenue Bonds,
Washington College, Refunding Series 2021A, 4.000%, 3/01/36
3/31 at 100.00 945,440
1,500 (d) Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount
Saint Mary's University Inc., Series 2017A, 5.000%, 9/01/45
9/27 at 100.00 1,454,485
500 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Goucher College, Series 2017A, 5.000%, 7/01/37
7/27 at 100.00 507,341
645 (d) Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Imagine Andrews Public Charter School, Series 2022A, 5.500%,
5/01/52
5/30 at 100.00 645,258
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Johns Hopkins University, Series 2013B:
500 5.000%, 7/01/38 9/24 at 100.00 500,235
2,625 4.250%, 7/01/41 9/24 at 100.00 2,625,237
500 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Loyola University Maryland, Series 2014, 4.000%, 10/01/39
10/24 at 100.00 499,997
700 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Maryland Institute College of Art, Series 2016, 5.000%, 6/01/33
6/26 at 100.00 712,822
2,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Maryland Institute College of Art, Series 2024, 5.500%, 6/01/47
6/34 at 100.00 2,145,131
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Stevenson University, Series 2021A:
1,000 4.000%, 6/01/38 6/31 at 100.00 966,793
2,010 4.000%, 6/01/46 6/31 at 100.00 1,814,378
1,100 Maryland Industrial Development Financing Authority, Economic
Development Revenue Bonds, McDonogh School Inc., Sereis 2019,
4.000%, 9/01/43
3/29 at 100.00 1,100,585
1,500 University of Maryland, Auxiliary Facility and Tuition Revenue Bonds,
Refunding Series 2021A, 4.000%, 4/01/51
4/31 at 100.00 1,461,787
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 15,379,489

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
ENERGY - 1.5%
$ 4,260 Maryland Economic Development Corporation, Port Facilities Revenue
Bonds, CNX Marine Terminals Inc. Port of Baltimore Facility, Refunding
Series 2010, 5.750%, 9/01/25
9/24 at 100.00 $ 4,290,206
TOTAL ENERGY 4,290,206
HEALTH CARE - 19.5%
Maryland Health and Higher Educational Facilities Authority, Maryland,
Revenue Bonds, Meritus Medical Center, Series 2015:
660 4.000%, 7/01/32 7/25 at 100.00 660,953
1,650 4.250%, 7/01/35 7/25 at 100.00 1,651,075
1,000 5.000%, 7/01/40 7/25 at 100.00 1,007,995
1,000 5.000%, 7/01/45 7/25 at 100.00 1,005,925
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds Doctors Community Hospital, Series 2017B:
1,000 5.000%, 7/01/34 7/27 at 100.00 1,028,614
500 5.000%, 7/01/38 7/27 at 100.00 511,085
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds,  Mercy Medical Center, Series 2016A:
90 5.000%, 7/01/36 7/26 at 100.00 91,703
1,250 5.000%, 7/01/38 7/26 at 100.00 1,268,914
440 4.000%, 7/01/42 7/26 at 100.00 412,592
1,680 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Adventist HealthCare Issue, Series 2021B, 4.000%, 1/01/51
1/32 at 100.00 1,528,586
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Adventist Healthcare, Series 2016A:
1,600 5.500%, 1/01/36 1/27 at 100.00 1,649,743
2,020 5.500%, 1/01/46 1/27 at 100.00 2,054,192
2,650 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Frederick Health System Issue Series 2023, 5.250%, 7/01/53
7/33 at 100.00 2,802,486
Maryland Health and HIgher Educational Facilities Authority, Revenue
Bonds, Frederick Health System Issue; Series 2020:
740 3.250%, 7/01/39 7/30 at 100.00 614,344
175 4.000%, 7/01/40 7/30 at 100.00 172,279
20 4.000%, 7/01/45 7/30 at 100.00 19,338
1,165 Maryland Health and HIgher Educational Facilities Authority, Revenue
Bonds, Greater Baltimore Medical Center, Series 2021A, 3.000%, 7/01/46
7/31 at 100.00 971,546
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, LifeBridge Health Issue, Series 2016:
1,250 4.000%, 7/01/41 7/26 at 100.00 1,206,487
500 5.000%, 7/01/47 7/26 at 100.00 506,996
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, LifeBridge Health System, Series 2015:
1,015 4.125%, 7/01/47 7/25 at 100.00 1,008,994
1,020 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Medstar Health Issue, Series 2013B, 5.000%, 8/15/38
9/24 at 100.00 1,021,025
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, MedStar Health Issue, Series 2017A:
2,000 5.000%, 5/15/42 5/27 at 100.00 2,056,923
7,625 5.000%, 5/15/45 5/27 at 100.00 7,811,863
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Peninsula Regional Medical Center Issue, Series 2020A:
1,560 5.000%, 7/01/34 7/30 at 100.00 1,671,633
2,000 4.000%, 7/01/48 7/30 at 100.00 1,859,558
2,075 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Trinity Health Credit Group, Series 2017MD, 5.000%, 12/01/46
6/27 at 100.00 2,120,725
2,500 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, University of Maryland Medical System Issue, Series 2017B,
5.000%, 7/01/39
7/27 at 100.00 2,576,554
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, University of Pittsburgh Medical Center, Series 2020B:
4,750 4.000%, 4/15/45 4/30 at 100.00 4,605,918
2,000 4.000%, 4/15/50 4/30 at 100.00 1,894,476

Nuveen Maryland Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
HEALTH CARE (continued)
Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit
Group, Series 2015:
$ 7,000 4.000%, 12/01/44 6/25 at 100.00 $ 6,807,762
1,000 5.000%, 12/01/44 6/25 at 100.00 1,004,936
TOTAL HEALTH CARE 53,605,220
HOUSING/MULTIFAMILY - 12.1%
2,000 Howard County Housing Commission, Maryland, Revenue Bonds,
Columbia Commons Apartments, Series 2014A, 5.000%, 6/01/44
9/24 at 100.00 2,000,900
2,000 Howard County Housing Commission, Maryland, Revenue Bonds,
Columbia Landing Project, Refunding Series 2021A, 1.600%, 6/01/29
6/26 at 100.00 1,790,823
640 Howard County Housing Commission, Maryland, Revenue Bonds,
Gateway Village Apartments, Series 2016, 4.000%, 6/01/46
6/26 at 100.00 592,180
3,000 Howard County Housing Commission, Maryland, Revenue Bonds,
Orchard Meadows Apartments, Series 2024, 5.000%, 12/01/43
12/33 at 100.00 3,186,985
1,660 Howard County Housing Commission, Maryland, Revenue Bonds, The
Verona at Oakland Mills Project, Series 2013, 5.000%, 10/01/28
9/24 at 100.00 1,662,408
1,310 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Green
Series 2021A, 2.200%, 7/01/41
1/31 at 100.00 946,301
1,000 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Green
Series 2021B, 2.100%, 1/01/41
7/31 at 100.00 712,549
1,000 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Green
Series 2021C, 2.600%, 1/01/42
7/31 at 100.00 762,821
935 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Series
2000A, 2.600%, 7/01/40
7/29 at 100.00 771,420
1,430 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Series
2014D, 4.000%, 7/01/45
9/24 at 100.00 1,337,412
235 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Series
2017C, 3.550%, 7/01/42
1/27 at 100.00 219,312
1,480 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Series
2018A, 3.950%, 7/01/43
1/28 at 100.00 1,434,080
1,000 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Series
2020E, 2.150%, 7/01/40
1/30 at 100.00 732,240
1,000 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Green Series 2024B, 4.600%, 7/01/49
7/33 at 100.00 1,002,114
1,000 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Taxable Series 2019D, 3.200%, 7/01/44
7/29 at 100.00 835,407
1,750 Maryland Community Development Administration, Department of
Housing and Community Development, Multifamily Development
Revenue Bonds, Marlborough Apartments, Series 2014I, 3.450%,
12/15/31
12/24 at 100.00 1,748,553
1,000 Maryland Economic Development Corporation, Senior Revenue Bonds,
Provident Group - Towson Place Properties LLC Project, Series 2024A-1,
5.000%, 6/01/39
6/34 at 100.00 1,041,002
575 Maryland Economic Development Corporation, Senior Student Housing
Revenue Bonds, Towson University Project, Refunding Series 2017,
5.000%, 7/01/32
7/27 at 100.00 591,635
1,000 Maryland Economic Development Corporation, Student Housing Revenue
Bonds, Morgan State University Project, Senior Series 2022, 6.000%,
7/01/58
7/32 at 100.00 1,110,293

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
HOUSING/MULTIFAMILY (continued)
Maryland Economic Development Corporation, Student Housing Revenue
Bonds, Morgan State University Project, Series 2020:
$ 200 4.000%, 7/01/40 7/30 at 100.00 $ 195,299
1,150 5.000%, 7/01/50 7/30 at 100.00 1,185,457
500 Maryland Economic Development Corporation, Student Housing Revenue
Bonds, Salisbury University Project, Refunding Series 2013, 5.000%,
6/01/34
9/24 at 100.00 500,187
770 Maryland Economic Development Corporation, Student Housing Revenue
Bonds, Sheppard Pratt University Village, Series 2012, 5.000%, 7/01/27
9/24 at 100.00 770,607
Maryland Economic Development Corporation, Student Housing Revenue
Bonds, University of Maryland - Baltimore Project, Refunding Senior Lien
Series 2015:
255 5.000%, 7/01/31 7/25 at 100.00 257,353
475 5.000%, 7/01/35 7/25 at 100.00 478,842
1,140 Maryland Economic Development Corporation, Student Housing Revenue
Bonds, University of Maryland, Baltimore County Project, Refunding Series
2016, 3.600%, 7/01/35 - AGM Insured
9/24 at 100.00 1,127,065
2,000 Maryland Economic Development Corporation, Student Housing Revenue
Bonds, University of Maryland, College Park Project, Leonardtown Series
2024, 5.000%, 7/01/54 - AGM Insured
7/32 at 100.00 2,097,108
Maryland Economic Development Corporation, Student Housing Revenue
Bonds, University of Maryland, College Park Project, Refunding Series
2016:
1,145 5.000%, 6/01/31 - AGM Insured 6/26 at 100.00 1,176,682
520 5.000%, 6/01/43 - AGM Insured 6/26 at 100.00 528,059
1,250 Montgomery County Housing Opportunities Commission, Maryland,
Multifamily Housing Development Bonds, Series 2014A, 3.650%, 7/01/34
9/24 at 100.00 1,244,939
750 Montgomery County Housing Opportunities Commission, Maryland,
Multifamily Housing Development Bonds, Series 2021B, 2.250%, 7/01/41
7/30 at 100.00 547,278
1,000 Montgomery County Housing Opportunities Commission, Maryland,
Multifamily Housing Development Bonds, Series 2021C, 2.200%, 7/01/36
7/30 at 100.00 818,270
TOTAL HOUSING/MULTIFAMILY 33,405,581
HOUSING/SINGLE FAMILY - 3.5%
2,500 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2014C, 3.200%, 9/01/28
9/24 at 100.00 2,499,961
2,500 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2019B, 3.200%, 9/01/39
9/28 at 100.00 2,195,495
725 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2019C, 3.000%, 3/01/42
3/29 at 100.00 612,572
1,430 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021A, 2.000%, 9/01/43
3/30 at 100.00 974,409
500 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021B, 2.100%, 9/01/41
3/30 at 100.00 355,371
2,000 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021C, 2.450%, 9/01/41
9/30 at 100.00 1,513,146
1,000 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Social Series 2024C, 4.500%, 9/01/44
3/33 at 100.00 1,000,259
420 Montgomery County Housing Opportunities Commission, Maryland,
Program Revenue Bonds, Series 2019C, 3.300%, 7/01/39, (AMT)
1/28 at 100.00 381,165
TOTAL HOUSING/SINGLE FAMILY 9,532,378

Nuveen Maryland Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM CARE - 4.6%
$ 1,000 Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series
2016, 5.000%, 1/01/37
1/26 at 100.00 $ 1,013,525
1,750 Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series
2020, 4.000%, 1/01/45
1/27 at 103.00 1,634,038
2,000 Baltimore County, Maryland, Revenue Bonds, Riderwood Village Inc
Facility, Series 2020, 4.000%, 1/01/50
1/27 at 103.00 1,851,559
1,200 Gaithersburg, Maryland, Economic Development Revenue Bonds, Asbury
Methodist Obligated Group Project, Refunding Series 2018A, 5.000%,
1/01/33
9/24 at 104.00 1,230,581
1,250 Howard County, Maryland, Retirement Community Revenue Bonds,
Vantage House, Refunding Series 2017, 5.000%, 4/01/44
4/27 at 100.00 1,131,106
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Charlestown Community Issue, Series 2016A:
700 5.000%, 1/01/36 7/26 at 100.00 719,233
835 5.000%, 1/01/45 7/26 at 100.00 849,080
Rockville Mayor and Council, Maryland, Economic Development Revenue
Bonds, Ingleside King Farm Project, Series 2017A-1:
575 5.000%, 11/01/30 11/24 at 103.00 583,180
950 5.000%, 11/01/32 11/24 at 103.00 961,839
100 5.000%, 11/01/37 11/24 at 103.00 100,807
Rockville Mayor and Council, Maryland, Economic Development Revenue
Bonds, Series 2017B:
1,500 5.000%, 11/01/42 11/24 at 103.00 1,485,773
1,100 5.000%, 11/01/47 11/24 at 103.00 1,053,367
TOTAL LONG-TERM CARE 12,614,088
TAX OBLIGATION/GENERAL - 13.3%
1,000 Anne Arundel County, Maryland, General Obligation Bonds, Consolidated
Water & Sewer, Series 2019, 5.000%, 10/01/41
10/29 at 100.00 1,073,940
4,305 Baltimore County, Maryland, General Obligation Bonds, Metropolitan
District 84th Issue, Series 2023, 5.000%, 3/01/43
3/33 at 100.00 4,820,643
1,000 Calvert County, Maryland, General Obligation Bonds, Consolidated Public
Improvement, Series 2023, 5.000%, 7/01/32
No Opt. Call 1,168,392
2,040 Corona-Norco Unified School District, Riverside County, California,
General Obligation Bonds, Capital Appreciation, Election 2006 Refunding
Series 2009C, 0.000%, 8/01/32
No Opt. Call 1,540,884
1,000 Howard County, Maryland, General Obligation Bonds, Consolidated
Public Improvement Project, Series 2020A, 4.000%, 8/15/39
8/30 at 100.00 1,030,682
2,000 Howard County, Maryland, General Obligation Bonds, Consolidated
Public Improvement Project, Series 2024A, 5.000%, 8/15/37
8/33 at 100.00 2,326,518
1,000 Maryland State, General Obligation Bonds, State and Local Facilities Loan,
First Series 2017A, 5.000%, 3/15/31
3/27 at 100.00 1,051,239
1,000 Maryland State, General Obligation Bonds, State and Local Facilities Loan,
First Series 2018A, 5.000%, 3/15/29
3/28 at 100.00 1,084,767
5,000 Maryland State, General Obligation Bonds, State and Local Facilities Loan,
First Series 2024A, 5.000%, 6/01/37
6/34 at 100.00 5,882,634
1,500 Montgomery County, Maryland, General Obligation Bonds, Consolidated
Public Improvement Series 2019A, 3.000%, 11/01/37
11/29 at 100.00 1,391,641
5,645 Murrieta Valley Unified School District, Riverside County, California,
General Obligation Bonds, Election 2006 Series 2008, 0.000%, 9/01/32 -
AGM Insured
No Opt. Call 4,394,617
2,000 Prince George's County, Maryland, General Obligation Bonds,
Consolidated Public Improvement Series 2024A, 5.000%, 8/01/39
8/34 at 100.00 2,328,513
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1:
499 5.375%, 7/01/25 No Opt. Call 502,827
1,000 5.625%, 7/01/29 No Opt. Call 1,075,775
2,000 0.000%, 7/01/33 7/31 at 89.94 1,347,956
1,155 Washington Suburban Sanitary District, Montgomery and Prince George's
Counties, Maryland, General Obligation Bonds, Consolidated Public
Improvement, Series 2023, 5.000%, 6/01/39
6/33 at 100.00 1,325,212
2,000 Washington Suburban Sanitary District, Montgomery and Prince George's
Counties, Maryland, General Obligation Bonds, Consolidated Public
Improvement, Series 2024, 5.000%, 6/01/38
6/34 at 100.00 2,340,798

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/GENERAL (continued)
Wylie Independent School District, Collin County, Texas, General
Obligation Bonds, School Building Series 2015B:
$ 6,220 0.000%, 8/15/49 8/25 at 37.14 $ 1,917,391
TOTAL TAX OBLIGATION/GENERAL 36,604,429
TAX OBLIGATION/LIMITED - 17.3%
1,000 Baltimore, Maryland, Special Obligation Bonds, Center/West
Development Project, Series 2017A, 5.375%, 6/01/36
6/26 at 100.00 994,770
Baltimore, Maryland, Special Obligation Bonds, East Baltimore Research
Park Project, Series 2017A:
425 4.000%, 9/01/27 No Opt. Call 427,226
460 4.500%, 9/01/33 9/27 at 100.00 462,067
1,220 5.000%, 9/01/38 9/27 at 100.00 1,234,139
755 Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2016, 5.000%, 6/01/36
6/26 at 100.00 761,027
1,300 (d) Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2019A, 3.500%, 6/01/39
6/29 at 100.00 1,155,848
250 (d) Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2019B, 3.700%, 6/01/39
9/24 at 100.00 222,821
3,150 (d) Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2022, 5.000%, 6/01/51
6/31 at 100.00 3,166,179
Brunswick, Frederick County, Maryland, Special Obligation Bonds,
Brunswick Crossing Special Taxing District, Refunding Series 2019:
380 4.000%, 7/01/29 1/29 at 100.00 379,178
334 5.000%, 7/01/36 1/29 at 100.00 341,372
74 Frederick County, Maryland, Special Obligation Bonds, Lake Linganore
Village Community Development Series 2001A, 5.700%, 7/01/29 - RAAI
Insured
9/24 at 100.00 74,141
Frederick County, Maryland, Special Obligation Bonds, Urbana
Community Development Authority, Refunding Series 2020A:
1,010 4.000%, 7/01/38 7/30 at 100.00 1,005,842
500 4.000%, 7/01/39 7/30 at 100.00 494,719
315 Frederick County, Maryland, Special Obligation Bonds, Urbana
Community Development Authority, Refunding Series 2020B, 4.000%,
7/01/40
7/30 at 100.00 297,979
55 (d) Frederick County, Maryland, Special Obligation Bonds, Urbana
Community Development Authority, Refunding Series 2020C, 4.000%,
7/01/50
7/30 at 100.00 50,507
1,725 (d) Frederick County, Maryland, Special Tax Limited Obligation Bonds,
Jefferson Technology Park Project, Refunding Series 2020A, 5.000%,
7/01/43
7/30 at 102.00 1,749,664
170 Frederick County, Maryland, Tax Increment and Special Tax B Limited
Obligation Bonds, Oakdale-Lake Linganore Project, Series 2019, 3.750%,
7/01/39
7/29 at 100.00 155,542
100 (d) Frederick County, Maryland, Tax Increment and Special Tax Limited
Obligation Bonds, Jefferson Technology Park Project, Refunding Series
2020B, 4.625%, 7/01/43
7/30 at 102.00 98,721
Guam Government, Limited Obligation Section 30 Revenue Bonds, Series
2016A:
1,015 5.000%, 12/01/33 12/26 at 100.00 1,042,727
500 5.000%, 12/01/46 12/26 at 100.00 502,803
750 Harford County, Maryland, Special Obligation Bonds, Beechtree Estates
Project, Refunding Series 2021, 4.000%, 7/01/36
7/30 at 100.00 764,665
750 Howard County, Maryland, Special Obligation Bonds, Annapolis Junction
Town Center Project, Series 2024, 5.000%, 2/15/44
2/30 at 103.00 806,862
Howard County, Maryland, Special Obligation Bonds, Downtown
Columbia Project, Series 2017A:
600 (d) 4.125%, 2/15/34 2/26 at 100.00 591,908
550 (d) 4.375%, 2/15/39 2/26 at 100.00 539,296
1,285 Hyattsville, Maryland, Special Obligation Bonds, University Town Center
Project, Series 2016, 5.000%, 7/01/34
7/25 at 100.00 1,274,347
790 Maryland Economic Development Corporation, Special Obligation Bonds,
Metro Centre Owings Mills Project, Series 2017, 4.500%, 7/01/44
1/27 at 100.00 752,261

Nuveen Maryland Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/LIMITED (continued)
$ 3,000 Maryland Economic Development Corporation, Special Obligation Bonds,
Port Covington Project, Series 2020, 4.000%, 9/01/50
9/30 at 100.00 $ 2,553,226
965 Maryland Stadium Authority, Lease Revenue Bonds, Built To Learn, Series
2022A, 5.000%, 6/01/34
6/32 at 100.00 1,098,452
Maryland Stadium Authority, Revenue Bonds, Baltimore City Public
Schools Construction & Revitalization Program, Series 2016:
1,250 5.000%, 5/01/33 5/26 at 100.00 1,283,258
Maryland Stadium Authority, Revenue Bonds, Baltimore City Public
Schools Construction & Revitalization Program, Series 2018A:
2,000 5.000%, 5/01/36 5/28 at 100.00 2,107,750
2,000 5.000%, 5/01/47 5/28 at 100.00 2,061,332
Maryland Stadium Authority, Revenue Bonds, Baltimore City Public
Schools Construction & Revitalization Program, Taxable Refunding Series
2022C:
1,500 0.000%, 5/01/51 No Opt. Call 436,603
1,500 0.000%, 5/01/52 No Opt. Call 414,525
575 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/32
No Opt. Call 615,876
525 (d) Prince George's County Revenue Authority, Maryland, Special Obligation
Bonds, Suitland-Naylor Road Project, Series 2016, 5.000%, 7/01/46
1/26 at 100.00 526,208
2,000 Prince George's County, Maryland, Certificates of Participation, University
of Maryland Capital Region Medical Center, Series 2018, 5.000%,
10/01/38
10/28 at 100.00 2,127,172
322 Prince George's County, Maryland, Special Tax District Bonds, Victoria
Falls Project, Series 2005, 5.250%, 7/01/35
9/24 at 100.00 323,334
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
55 0.000%, 7/01/27 No Opt. Call 49,474
54 0.000%, 7/01/29 7/28 at 98.64 45,003
70 0.000%, 7/01/31 7/28 at 91.88 53,751
78 0.000%, 7/01/33 7/28 at 86.06 55,034
2,610 0.000%, 7/01/51 7/28 at 30.01 640,526
1,000 4.750%, 7/01/53 7/28 at 100.00 992,499
5,465 5.000%, 7/01/58 7/28 at 100.00 5,489,169
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2:
500 4.329%, 7/01/40 7/28 at 100.00 494,495
3 4.536%, 7/01/53 7/28 at 100.00 2,878
47 4.784%, 7/01/58 7/28 at 100.00 46,507
1,000 (d) Virgin Islands Public Finance Authority, Federal Highway Grant
Anticipation Loan Note Revenue Bonds, Series 2015, 5.000%, 9/01/33
9/25 at 100.00 1,008,698
1,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2006, 5.000%, 10/01/28 - FGIC Insured
9/24 at 100.00 1,010,858
3,250 Washington Metropolitan Area Transit Authority, District of Columbia,
Dedicated Revenue Bonds, Green Series 2021A, 4.000%, 7/15/46
7/31 at 100.00 3,154,469
1,500 Washington Metropolitan Area Transit Authority, District of Columbia,
Second Lien Dedicated Revenue Bonds, Sustainability- Climate Transition,
Series 2024A, 5.250%, 7/15/59
7/34 at 100.00 1,647,306
TOTAL TAX OBLIGATION/LIMITED 47,585,014
TRANSPORTATION - 9.9%
Guam Port Authority, Port Revenue Bonds, Private Activity Series 2018B:
120 5.000%, 7/01/33, (AMT) 7/28 at 100.00 124,374
425 5.000%, 7/01/34, (AMT) 7/28 at 100.00 439,937
Maryland Department of Transportation, Special Transportation Project
Revenue Bonds, Baltimore/Washington International Thurgood Marshall
Airport, Series 2021B:
3,500 5.000%, 8/01/46, (AMT) 8/31 at 100.00 3,636,461
2,000 4.000%, 8/01/51, (AMT) 8/31 at 100.00 1,864,558
800 Maryland Economic Development Corporation Economic Development
Revenue Bonds, Terminal Project,  Series 2019A, 5.000%, 6/01/44, (AMT)
6/29 at 100.00 826,308

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TRANSPORTATION (continued)
$ 1,940 Maryland Economic Development Corporation Economic Development
Revenue Bonds, Transportation Facilities Project, Refunding Series 2017A,
5.000%, 6/01/35
6/28 at 100.00 $ 2,032,605
1,500 Maryland Economic Development Corporation, Air Cargo Obligated
Group Revenue Bonds, AFCO Airport Real Estate Group, Series 2019,
4.000%, 7/01/44, (AMT)
7/29 at 100.00 1,404,799
1,500 Maryland Economic Development Corporation, Economic Development
Revenue Bonds, Annapolis Mobility and Resilience Project, Senior Series
2022A, 5.250%, 6/30/53
6/32 at 100.00 1,581,142
Maryland Economic Development Corporation, Parking Facilities Revenue
Bonds Baltimore City Project, Subordinate Parking Facilities Revenue
Bonds, Series 2018C:
500 4.000%, 6/01/38 6/28 at 100.00 456,753
305 4.000%, 6/01/58 6/28 at 100.00 242,973
1,275 Maryland Economic Development Corporation, Parking Facilities Revenue
Bonds, Baltimore City Project, Senior Parking Facilities Revenue Bonds,
Series 2018A, 5.000%, 6/01/58
6/28 at 100.00 1,296,612
2,915 Maryland Economic Development Corporation, Private Activity Revenue
Bonds, Purple Line Light Rail Project, Green Series 2022B, 5.250%,
6/30/52, (AMT)
6/32 at 100.00 3,043,222
2,000 Maryland Transportation Authority, Passenger Facility Charge Revenue
Bonds, Baltimore/Washington Internatonal Thurgood Marshall Airport
Project, Series 2019, 4.000%, 6/01/39, (AMT)
6/29 at 100.00 1,959,420
565 Maryland Transportation Authority, Revenue Bonds, Transportation
Facilities Projects, Refunding Series 2024A, 5.000%, 7/01/43
7/34 at 100.00 633,095
Maryland Transportation Authority, Revenue Bonds, Transportation
Facilities Projects, Series 2021A:
1,000 5.000%, 7/01/46 7/31 at 100.00 1,074,613
3,000 5.000%, 7/01/51 7/31 at 100.00 3,197,246
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Refunding Series 2016:
40 5.000%, 8/01/26, (AMT) 9/24 at 100.00 40,061
340 5.000%, 8/01/31, (AMT) 9/24 at 100.00 340,382
1,260 Virginia Small Business Financing Authority, Revenue Bonds, Elizabeth
River Crossing OPCO, LLC Project, Refunding Senior Lien Series 2022,
3.000%, 1/01/41, (AMT)
1/32 at 100.00 1,019,964
2,000 Washington Metropolitan Area Transit Authority, District of Columbia,
Gross Revenue Bonds, Series 2018, 5.000%, 7/01/43
7/27 at 100.00 2,062,700
TOTAL TRANSPORTATION 27,277,225
U.S. GUARANTEED - 3.1% (e)
395 Baltimore, Maryland, Revenue Bonds, Water Projects, Refunding Series
1998A, 5.000%, 7/01/28 - FGIC Insured, (ETM)
8/21 at 100.00 412,455
665 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Helix Health, Series 1997, 5.000%, 7/01/27 - AMBAC Insured,
(ETM)
8/21 at 100.00 686,692
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, LifeBridge Health System, Series 2015:
1,000 4.000%, 7/01/35, (Pre-refunded 7/01/25) 7/25 at 100.00 1,010,058
750 5.000%, 7/01/40, (Pre-refunded 7/01/25) 7/25 at 100.00 763,634
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Maryland Institute College of Art, Series 2017:
315 5.000%, 6/01/36, (Pre-refunded 6/01/26) 6/26 at 100.00 327,657
235 5.000%, 6/01/42, (Pre-refunded 6/01/26) 6/26 at 100.00 244,443
Maryland Stadium Authority, Revenue Bonds, Baltimore City Public
Schools Construction & Revitalization Program, Series 2016:
1,000 5.000%, 5/01/35, (Pre-refunded 5/01/26) 5/26 at 100.00 1,040,547
2,000 5.000%, 5/01/41, (Pre-refunded 5/01/26) 5/26 at 100.00 2,081,094
1,500 Washington County County Commissioners, Maryland, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2019B, 5.000%, 1/01/30,
(Pre-refunded 1/01/29)
1/29 at 100.00 1,641,350

Nuveen Maryland Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
U.S. GUARANTEED (e) (continued)
Wylie Independent School District, Collin County, Texas, General
Obligation Bonds, School Building Series 2015B:
$ 780 0.000%, 8/15/49, (Pre-refunded 8/15/25) 8/25 at 37.14 $ 281,171
TOTAL U.S. GUARANTEED 8,489,101
UTILITIES - 5.5%
2,000 Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Refunding
Series 2022A, 5.250%, 7/01/47
7/32 at 100.00 2,199,210
1,500 Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Series 2019A,
5.000%, 7/01/49
7/29 at 100.00 1,573,729
1,500 Baltimore, Maryland, Revenue Bonds, Water Projects, Subordinate Series
2014A, 5.000%, 7/01/44
1/25 at 100.00 1,502,841
2,000 Baltimore, Maryland, Revenue Bonds, Water Projects, Subordinate Series
2017A, 5.000%, 7/01/41
1/27 at 100.00 2,062,720
2,150 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series
2006A, 4.750%, 1/01/35, (Mandatory Put 7/01/33)
No Opt. Call 2,281,663
500 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 7/01/27
7/26 at 100.00 516,246
2,000 Maryland Economic Development Corporation, Revenue Bonds,
Constellation Energy Group, Inc. Projects, Adjustable Mode, Refunding
Series 2006B, 4.100%, 10/01/36, (Mandatory Put 4/03/28)
No Opt. Call 2,052,929
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A:
1,000 (d) 5.000%, 7/01/30 No Opt. Call 1,055,729
2,000 (d) 5.000%, 7/01/47 7/30 at 100.00 2,038,315
TOTAL UTILITIES 15,283,382
TOTAL MUNICIPAL BONDS
(cost $277,437,666) 274,031,872
TOTAL LONG-TERM INVESTMENTS
(cost $277,437,666) 274,031,872
OTHER ASSETS & LIABILITIES, NET - 0.5% 1,377,672
NET ASSETS - 100% $ 275,409,544

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 274,031,872 $ – $ 274,031,872
Total
$ – $ 274,031,872 $ – $ 274,031,872
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $14,303,637 or 5.2% of Total Investments.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
AMT Alternative Minimum Tax
ETM Escrowed to maturity

Nuveen New Mexico Municipal Bond Fund
Portfolio of Investments August 31, 2024
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 98.9%
X 68,344,201
MUNICIPAL BONDS - 98.9%   X 68,344,201
EDUCATION AND CIVIC ORGANIZATIONS - 6.9%
$ 2,235 Los Ranchos de Albuquerque, New Mexico, Educational Facilities
Revenue Bonds, Albuquerque Acadamy Project, Refunding Series 2020,
4.000%, 9/01/40
9/30 at 100.00 $ 2,189,778
685 New Mexico Institute of Mining and Technology, Revenue Bonds, Series
2019, 4.000%, 12/01/37 - AGM Insured
12/29 at 100.00 690,495
535 New Mexico State University, Revenue Bonds, Refunding & Improvement
Series 2017A, 5.000%, 4/01/42
4/27 at 100.00 550,991
University of New Mexico, Revenue Bonds, System Improvement Series
2023:
1,000 5.250%, 6/01/49 - AGM Insured 6/33 at 100.00 1,107,536
200 5.500%, 6/01/53 - AGM Insured 6/33 at 100.00 223,920
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 4,762,720
HEALTH CARE - 11.5%
500 Arizona Industrial Development Authority, Hospital Revenue Bonds,
Phoenix Children's Hospital, Series 2020A, 4.000%, 2/01/50
2/30 at 100.00 478,950
New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds,
Presbyterian Healthcare Services, Series 2017A:
1,000 4.000%, 8/01/36 11/27 at 100.00 1,005,320
1,000 4.000%, 8/01/46 11/27 at 100.00 967,506
1,010 5.000%, 8/01/46 11/27 at 100.00 1,035,172
New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds,
Presbyterian Healthcare Services, Series 2019A:
240 5.000%, 8/01/44 8/29 at 100.00 250,246
1,300 4.000%, 8/01/48 8/29 at 100.00 1,232,067
New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds,
San Juan Regional Medical Center, Refunding & Improvement Series
2020:
1,500 4.000%, 6/01/34 6/30 at 100.00 1,489,644
785 4.000%, 6/01/35 6/30 at 100.00 773,254
750 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44
8/29 at 100.00 719,781
TOTAL HEALTH CARE 7,951,940
HOUSING/MULTIFAMILY - 1.4%
1,000 New Mexico Mortgage Finance Authority, Multifamily Housing Revenue
Bonds, St Anthony, Series 2007A, 5.250%, 9/01/42, (AMT)
9/24 at 100.00 1,002,315
TOTAL HOUSING/MULTIFAMILY 1,002,315
HOUSING/SINGLE FAMILY - 4.5%
295 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2018C, 3.875%, 7/01/43
1/28 at 100.00 288,693
1,380 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2019C, 3.600%, 7/01/44
7/28 at 100.00 1,258,016
745 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021A, 2.300%, 7/01/46
7/30 at 100.00 510,891
115 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021C, 2.250%, 7/01/46
7/30 at 100.00 80,093
1,235 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2022A, 2.550%, 9/01/42
3/31 at 100.00 965,586
TOTAL HOUSING/SINGLE FAMILY 3,103,279
LONG-TERM CARE - 2.0%
1,365 Santa Fe, New Mexico, Retirement Facilities Revenue Bonds, EL Castillo
Retirement Residences Project, Series 2012, 5.000%, 5/15/42
9/24 at 100.00 1,365,215
TOTAL LONG-TERM CARE 1,365,215

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/GENERAL - 8.2%
$ 1,000 Albuquerque Municipal School District 12, Bernalillo and Sandoval
Counties, New Mexico, General Obligation Bonds, School Building Series
2018, 5.000%, 8/01/36
8/28 at 100.00 $ 1,065,275
2,400 Central New Mexico Community College, Bernalillo and Sandoval
Counties, New Mexico, General Obligation Bonds, Limited Tax Series
2023, 4.000%, 8/15/37
8/30 at 100.00 2,458,385
1,000 Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1,
4.000%, 7/01/46
7/31 at 103.00 928,534
515 Silver City Consolidated School District 1, Grant County, New Mexico,
General Obligation Bonds, School Building Series 2017, 4.000%, 8/01/37
8/25 at 100.00 518,207
675 Silver Consolidated School District 1, Grant County, New Mexico, General
Obligation Bonds,  School Building Series 2019, 4.000%, 8/01/37
8/28 at 100.00 690,210
TOTAL TAX OBLIGATION/GENERAL 5,660,611
TAX OBLIGATION/LIMITED - 35.5%
1,195 Albuquerque, New Mexico, Gross Receipts Tax Revenue Bonds,
Improvement Series 2015A, 5.000%, 7/01/37
7/25 at 100.00 1,212,665
755 Albuquerque, New Mexico, Gross Receipts Tax Revenue Bonds,
Improvement Series 2022B, 5.000%, 7/01/41
7/32 at 100.00 837,804
825 Aspire Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2024, 5.300%, 10/01/53
10/33 at 100.00 830,658
765 Bernalillo County, New Mexico, Gross Receipts Tax Revenue Bonds, Series
1996B, 5.700%, 4/01/27 - NPFG Insured
No Opt. Call 804,128
425 Boulders Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43
9/24 at 100.00 425,099
200 Boulders Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2015, 5.750%, 10/01/44
10/25 at 100.00 190,171
1,000 Clayton, New Mexico, Jail Project Revenue Bonds, Refunding &
Improvement Series 2015, 5.000%, 11/01/29
11/25 at 100.00 1,012,282
600 Colfax County, New Mexico, Gross Receipts Tax Revenue Bonds,
Improvement Series 2015, 4.000%, 8/01/35 - BAM Insured
9/24 at 100.00 600,564
1,000 Curry County, New Mexico, Gross Receipts Tax Improvement Revenue
Bonds, Series 2014, 5.000%, 12/01/36 - BAM Insured
12/24 at 100.00 1,004,535
500 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D, 5.000%, 11/15/39
11/25 at 100.00 502,708
780 Guam Government, Limited Obligation Section 30 Revenue Bonds, Series
2016A, 5.000%, 12/01/46
12/26 at 100.00 784,373
125 Los Lunas, Valencia County, New Mexico, Gross Receipts Tax Revenue
Bonds, Improvment Series 2016, 3.000%, 4/01/41
4/26 at 100.00 108,568
500 Lower Petroglyphs Public Improvements District, Albuquerque, New
Mexico, Special Levy Revenue Bonds, Refunding Series 2018, 5.000%,
10/01/38
10/27 at 100.00 500,003
230 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 239,839
675 McKinley County, New Mexico, Gross Receipts Revenue Bonds, Tax
Improvement Series 2023, 4.250%, 6/01/47 - BAM Insured
6/33 at 100.00 664,444
810 Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Series 2013, 7.000%, 10/01/33
9/24 at 100.00 810,041
1,000 Montecito Estates Public Improvement District, Albuquerque, New
Mexico, Special Levy Revenue Bonds, Refunding Series 2016, 4.000%,
10/01/37
10/26 at 100.00 1,008,601
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
3,850 0.000%, 7/01/46 7/28 at 41.38 1,298,195
1,000 4.750%, 7/01/53 7/28 at 100.00 992,499
700 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.784%, 7/01/58
7/28 at 100.00 692,657
770 Roswell, New Mexico, Gross Receipts Tax Improvement Revenue Bonds,
Series 2017, 4.000%, 8/01/34
8/27 at 100.00 783,992
970 Saltillo Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Refunding Series 2018, 4.000%, 10/01/37 - BAM
Insured
10/28 at 100.00 981,087

Nuveen New Mexico Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/LIMITED (continued)
$ 1,015 San Juan County, New Mexico, Gross Receipts Tax Revenue Bonds,
Improvement Series 2015B, 5.000%, 6/15/33
9/24 at 100.00 $ 1,015,954
1,575 Santa Fe County, New Mexico, Correctional System Gross Receipts Tax
Revenue Bonds, Series 1997, 6.000%, 2/01/27 - AGM Insured
No Opt. Call 1,642,723
Santa Fe, Minnesota, Gross Receipts Tax Revenue Bonds, Improvement
Senior Lien Series 2018A:
500 5.000%, 6/01/36 6/28 at 100.00 536,709
400 5.000%, 6/01/37 6/28 at 100.00 428,391
1,000 Ventana West Public Improvement District, New Mexico, Special Levy
Revenue Bonds, Refunding Series 2015, 4.000%, 8/01/33 - BAM Insured
8/25 at 100.00 1,008,154
1,890 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 5.000%, 10/01/32 - AGM Insured
9/24 at 100.00 1,907,711
500 Volterra Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2014, 6.750%, 10/01/33
10/24 at 100.00 500,410
Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Senior
Lien Series 2022:
5 (c) 3.750%, 5/01/28 No Opt. Call 4,982
500 (c) 4.000%, 5/01/33 5/29 at 103.00 488,494
760 (c) Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Subordinate Lien Series 2020, 8.000%, 5/01/40
9/24 at 103.00 740,192
TOTAL TAX OBLIGATION/LIMITED 24,558,633
TRANSPORTATION - 2.1%
1,500 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Refunding First Tier Series 2020C, 4.000%, 10/01/49
4/30 at 100.00 1,432,919
TOTAL TRANSPORTATION 1,432,919
U.S. GUARANTEED - 2.3% (d)
1,550 New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds,
Presbyterian Healthcare Services, Series 2015A, 5.000%, 8/01/44, (Pre-
refunded 8/01/25)
8/25 at 100.00 1,583,048
TOTAL U.S. GUARANTEED 1,583,048
UTILITIES - 24.5%
1,000 Albuquerque Benralillo County Water Utility Authority, New Mexico, Joint
Water and Sewer System Revenue Bonds, Refunding & Improvement
Senior Lien Series 2015, 4.000%, 7/01/33
7/25 at 100.00 1,004,511
1,000 Albuquerque Benralillo County Water Utility Authority, New Mexico, Joint
Water and Sewer System Revenue Bonds, Refunding & Improvement
Senior Lien Series 2017, 5.000%, 7/01/32
7/27 at 100.00 1,056,927
1,970 Albuquerque, New Mexico, Refuse Removal and Disposal Revenue Bonds,
Series 2020, 4.000%, 7/01/43
7/30 at 100.00 1,974,026
750 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/37
7/27 at 100.00 776,943
1,015 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 7/01/36
7/26 at 100.00 1,039,797
550 Guam Power Authority, Revenue Bonds, Refunding Series 2024A, 5.000%,
10/01/35
10/34 at 100.00 622,873
1,000 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Senior Lien Series 2016F, 5.000%, 6/01/41
6/26 at 100.00 1,025,866
450 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Senior Lien Series 2018D, 5.000%, 6/01/37
6/28 at 100.00 478,123
975 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Senior Lien Series 2020B, 3.000%, 6/01/40
6/30 at 100.00 875,295
1,000 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Senior Lien Series 2022C, 5.000%, 6/01/42
6/32 at 100.00 1,104,004
1,305 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Senior Lien Series 2023A-1, 5.000%, 6/01/41
6/33 at 100.00 1,466,820
1,000 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Senior Lien Series 2023B, 5.250%, 6/01/48
6/33 at 100.00 1,112,864

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
UTILITIES (continued)
$ 715 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Subordinate Lien Series 2024A, 5.000%, 6/15/44
6/34 at 100.00 $ 799,001
800 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 5.000%, 7/01/33
7/31 at 100.00 845,873
705 Roswell, New Mexico, Joint Water and Sewerage Revenue Bonds,
Improvement Series 2017, 5.000%, 6/01/37 - BAM Insured
6/26 at 100.00 727,924
500 Santa Fe, New Mexico, Net Wastewater Utility System Environmental
Services Gross Receipts Tax Improvement Revenue Bonds, Climate
Certified Green Series 2019, 4.000%, 6/01/37
6/28 at 100.00 509,097
1,500 Santa Fe, New Mexico, Water Utility System Revenue Bonds, Refunding
Series 2016, 4.000%, 6/01/39
6/26 at 100.00 1,503,577
TOTAL UTILITIES 16,923,521
TOTAL MUNICIPAL BONDS
(cost $69,223,562) 68,344,201
TOTAL LONG-TERM INVESTMENTS
(cost $69,223,562) 68,344,201
OTHER ASSETS & LIABILITIES, NET - 1.1% 738,808
NET ASSETS - 100% $ 69,083,009
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 68,344,201 $ – $ 68,344,201
Total
$ – $ 68,344,201 $ – $ 68,344,201
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $2,079,541 or 3.0% of Total Investments.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
AMT Alternative Minimum Tax

Nuveen Pennsylvania Municipal Bond Fund
Portfolio of Investments August 31, 2024
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 100.0%
X 405,878,533
MUNICIPAL BONDS - 94.5%   X 405,878,533
CONSUMER STAPLES - 0.3%
$ 1,345 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Procter & Gamble Paper Project, Series 2001,
5.375%, 3/01/31, (AMT)
No Opt. Call $ 1,511,548
TOTAL CONSUMER STAPLES 1,511,548
EDUCATION AND CIVIC ORGANIZATIONS - 14.0%
2,195 Allegheny County Higher Education Building Authority, Pennsylvania,
Revenue Bonds, Carnegie Mellon University, Series 2020A, 5.000%,
2/01/30
No Opt. Call 2,468,561
730 (c) Allegheny County Higher Education Building Authority, Pennsylvania,
Revenue Bonds, Robert Morris University, Series 2016, 5.000%, 10/15/34
10/26 at 100.00 730,685
480 (c) Allegheny County Higher Education Building Authority, Pennsylvania,
Revenue Bonds, Robert Morris University, Series 2017, 5.000%, 10/15/37
10/27 at 100.00 468,698
1,800 Allegheny County Higher Education Building Authority, Pennsylvania,
University Revenue Bonds, Duquesne University, Series 2024, 5.000%,
3/01/42
3/34 at 100.00 2,005,445
2,600 Bucks County Industrial Development Authority, Pennsylvania, Revenue
Bonds, George School Project, Series 2019, 3.000%, 9/15/49
9/29 at 100.00 2,044,092
1,205 (c) Bucks County Industrial Development Authority, Pennsylvania, Revenue
Bonds, School Lane Charter School Project, Series 2016, 5.125%, 3/15/36
3/27 at 100.00 1,227,145
305 Chester County Industrial Development Authority, Pennsylvania, Avon
Grove Charter School Revenue Bonds, Series 2017A, 5.000%, 12/15/47
12/27 at 100.00 306,461
785 Crawford County Industrial Development Authority, Pennsylvania, College
Revenue Bonds, Allegheny College, Series 2016, 3.000%, 5/01/34
5/26 at 100.00 695,756
220 Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds,
Misericordia University, Series 2014, 5.000%, 5/01/37
9/24 at 100.00 217,890
3,715 Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova
University, Series 2015, 5.000%, 8/01/45
8/25 at 100.00 3,758,719
1,430 Erie Higher Education Building Authority, Pennsylvania, Revenue Bonds,
Gannon University, Series 2016, 4.000%, 5/01/46
11/26 at 100.00 1,179,213
Huntingdon County General Authority, Pennsylvania, Revenue Bonds,
Juniata College, Series 2016OO2:
290 3.125%, 5/01/34 5/26 at 100.00 260,656
210 3.250%, 5/01/36 5/26 at 100.00 185,840
355 3.500%, 5/01/41 5/26 at 100.00 296,982
1,095 Lackawanna County Industrial Development Authority, Pennsylvania,
Revenue Bonds, University of Scranton, Series 2017, 4.000%, 11/01/40
11/27 at 100.00 1,058,514
995 Lehigh County, Pennsylvania, Revenue Bonds, Lehigh Valley Dual
Language Charter School, General Purpose Authority, Series 2023,
7.000%, 6/01/53
6/30 at 103.00 1,088,887
1,920 Lycoming County Authority, Pennsylvania, Revenue Bonds, Pennsylvania
College of Technology, Series 2016, 3.000%, 10/01/37
10/26 at 100.00 1,765,814
1,250 McCandless Industrial Development Authority, Pennsylvania, La Roche
University Revenue Bonds, Series A and B of 2022, 6.750%, 12/01/46
12/32 at 100.00 1,232,847
1,000 Montgomery County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Germantown Academy Project, Series 2021A, 4.000%,
10/01/41
10/26 at 100.00 918,227
1,000 Northampton County General Purpose Authority, Pennsylvania, Higher
Education Revenue Bonds, Lehigh University, Series 2024A, 5.000%,
11/15/34
No Opt. Call 1,179,791
1,060 Northampton County General Purpose Authority, Pennsylvania, Revenue
Bonds, Lafayette College, Refunding Series 2018, 4.000%, 11/01/38
11/28 at 100.00 1,066,879
Pennsylvania Economic Development Financing Authority, Pennsylvania,
Revenue Bonds, Villanova University Project, Series 2024:
425 5.000%, 8/01/49 8/34 at 100.00 470,379
1,100 4.000%, 8/01/54 8/34 at 100.00 1,071,423

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 2,615 Pennsylvania Higher Education Assistance Agency, Education Loan
Revenue Bonds, Senior Series 2020A, 2.450%, 6/01/41, (AMT)
6/29 at 100.00 $ 2,274,304
1,270 Pennsylvania Higher Education Assistance Agency, Education Loan
Revenue Bonds, Senior Series 2021A, 2.625%, 6/01/42, (AMT)
6/30 at 100.00 1,102,094
540 Pennsylvania Higher Education Assistance Agency, Education Loan
Revenue Bonds, Senior Series 2023A, 4.000%, 6/01/44, (AMT)
6/32 at 100.00 527,481
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
AICUP Financing Program-Mount Aloysius College, Series 2016-004:
630 (c) 2.625%, 11/01/31 5/26 at 100.00 556,049
690 (c) 3.000%, 11/01/42 5/26 at 100.00 516,187
250 (c) 5.000%, 11/01/46 5/26 at 100.00 248,647
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Bryn
Mawr College, Refunding Series 2014:
815 5.000%, 12/01/38 12/24 at 100.00 817,873
670 5.000%, 12/01/44 12/24 at 100.00 671,916
1,000 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Bryn
Mawr College, Series 2019, 4.000%, 12/01/48
6/29 at 100.00 983,244
500 (c) Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
Drexel University, Refunding Series 2016, 4.000%, 5/01/36
5/26 at 100.00 489,454
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
LaSalle University, Series 2012:
300 4.000%, 5/01/32 9/24 at 100.00 253,015
1,240 5.000%, 5/01/42 9/24 at 100.00 982,198
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University of the Sciences in Philadelphia, Series 2012:
240 4.000%, 11/01/39 9/24 at 100.00 218,832
1,200 5.000%, 11/01/42 9/24 at 100.00 1,199,986
1,405 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University of the Sciences in Philadelphia, Series 2015A, 5.000%, 11/01/36
11/25 at 100.00 1,410,821
2,350 (c) Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
Widener University, Series 2021A, 4.000%, 7/15/51
7/31 at 100.00 1,997,441
1,000 Pennsylvania State University, Revenue Bonds, Series 2023, 5.250%,
9/01/48
9/33 at 100.00 1,114,836
5,000 Pennsylvania State University, Revenue Bonds, Series 2024, 5.000%,
9/01/49 , (WI/DD)
9/34 at 100.00 5,523,655
1,080 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, La Salle University, Series 2017, 5.000%, 5/01/37
11/27 at 100.00 906,074
2,020 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Saint Josephs University Project, Refunding Series 2020A, 4.000%,
11/01/45
11/29 at 100.00 1,922,165
2,000 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Saint Josephs University Project, Series 2022, 5.500%, 11/01/60
11/32 at 100.00 2,168,890
2,455 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Temple University, First Series 2015, 5.000%, 4/01/45
4/25 at 100.00 2,468,370
Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, University of the Arts, Series 2017:
860 (d),(e) 5.000%, 3/15/45 3/28 at 100.00 516,000
835 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania,
Revenue Bonds, University of Scranton, Series 2016, 5.000%, 11/01/37
5/26 at 100.00 852,018
1,895 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania,
University Revenue Bonds, Marywood University, Series 2016, 5.000%,
6/01/46
6/26 at 100.00 1,732,880
2,090 (c) Washington County Industrial Development Authority, Pennsylvania,
College Revenue Bonds, AICUP Financing Program-Washington and
Jefferson College Project, Series 2017-PP5, 3.375%, 11/01/36
11/27 at 100.00 1,876,310
Wilkes-Barre Finance Authority, Pennsylvania, Revenue Bonds, University
of Scranton, Series 2015A:
665 5.000%, 11/01/32 11/25 at 100.00 677,483
260 5.000%, 11/01/33 11/25 at 100.00 264,811
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 59,971,938

Nuveen Pennsylvania Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
HEALTH CARE - 15.7%
$ 7,725 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series
2018A, 4.000%, 4/01/44
4/28 at 100.00 $ 7,292,964
Berks County Industrial Development Authority, Pennsylvania, Health
System Revenue Bonds, Tower Health Project, Series 2017:
3,705 3.750%, 11/01/42 11/27 at 100.00 2,687,977
1,765 4.000%, 11/01/47 11/27 at 100.00 1,280,508
1,500 5.000%, 11/01/47 11/27 at 100.00 1,088,250
755 5.000%, 11/01/50 11/27 at 100.00 547,752
5,715 Bucks County Industrial Development Authority, Pennsylvania, Hospital
Revenue Bonds, Saint Luke's University Health Network Project, Series
2021, 3.000%, 8/15/53 - BAM Insured
8/30 at 100.00 4,593,923
2,400 (c) Butler County Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Butler Health System Project, Series 2015A, 5.000%, 7/01/39
7/25 at 100.00 2,351,771
1,130 Central Bradford Progress Authority, Pennsylvania, Revenue Bonds,
Guthrie Health, Series 2021B, 4.000%, 12/01/51
12/31 at 100.00 1,054,192
Chester County Health and Education Facilities Authority, Pennsylvania,
Health System Revenue Bonds, Main Line Health System, Series 2017A:
655 4.000%, 10/01/36 10/27 at 100.00 660,954
1,000 4.000%, 10/01/37 10/27 at 100.00 1,007,618
1,000 4.000%, 10/01/47 10/27 at 100.00 950,792
1,000 Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Penn State Health, Series 2019, 4.000%, 11/01/49
11/29 at 100.00 944,865
965 Dauphin County General Authority, Pennsylvania, Health System Revenue
Bonds, Pinnacle Health System Project, Refunding Series 2016A, 3.000%,
6/01/33
6/26 at 100.00 919,402
Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Series 2019A:
1,370 5.000%, 7/01/49 7/29 at 100.00 1,380,418
1,000 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2014A, 5.000%, 6/01/41
9/24 at 100.00 1,001,727
2,625 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2017A-1, 5.000%,
2/15/45
2/27 at 100.00 2,677,550
Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Penn
State Health, Series 2021:
1,000 5.000%, 11/01/38 11/29 at 100.00 1,058,980
1,000 5.000%, 11/01/51 11/29 at 100.00 1,034,060
1,730 Lancaster County Hospital Authority, Revenue Bonds, University of
Pennsylvania Health System, Refunding Series 2016B, 5.000%, 8/15/46
8/26 at 100.00 1,756,318
1,195 Lancaster County Hospital Authority, Revenue Bonds, University of
Pennsylvania Health System, Series 2016A, 5.000%, 8/15/42
8/26 at 100.00 1,221,470
Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds,
Good Shepherd Group, Refunding Series 2016:
415 (c) 3.000%, 11/01/36 5/26 at 100.00 355,002
3,435 (c) 4.000%, 11/01/46 5/26 at 100.00 3,125,455
1,950 (c) Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds,
Good Shepherd Group, Series 2021A, 4.000%, 11/01/41
11/31 at 100.00 1,883,606
835 Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Pocono Medical Center, Series 2016, 5.000%, 7/01/41
7/26 at 100.00 844,355
Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2018A:
1,000 4.000%, 9/01/38 9/28 at 100.00 1,002,146
1,000 5.000%, 9/01/48 9/28 at 100.00 1,024,147
Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2019:
1,605 4.000%, 9/01/44 - BAM Insured 9/29 at 100.00 1,577,588
625 4.000%, 9/01/49 9/29 at 100.00 582,591
Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2022B:
1,600 4.000%, 5/01/56 5/32 at 100.00 1,482,623
2,000 4.000%, 5/01/56 - AGM Insured 5/32 at 100.00 1,882,461
1,000 5.000%, 5/01/57 5/32 at 100.00 1,044,355

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
HEALTH CARE (continued)
$ 3,000 Northampton County General Purpose Authority, Pennsylvania, Hospital
Revenue Bonds, Saint Luke's University Health Network Project, Series
2024A-1, 5.000%, 8/15/49 - AGM Insured
8/34 at 100.00 $ 3,290,058
2,750 Pennsylvania Economic Development Financing Authority, Revenue
Bonds, University of Pittsburgh Medical Center, Series 2020A, 4.000%,
4/15/50
4/30 at 100.00 2,604,904
2,215 Pennsylvania HIgher Educational Facilities Authority, Revenue Bonds,
Thomas Jefferson University, Refunding Series 2015A, 5.250%, 9/01/50
3/25 at 100.00 2,222,554
2,410 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University of Pennsylvania Health System, Series 2019, 4.000%, 8/15/49
8/29 at 100.00 2,324,313
555 Philadelphia Hospitals and Higher Education Facilities Authority,
Pennsylvania, Hospital Revenue Bonds, Temple University Health System
Obligated Group, Series of 2017, 5.000%, 7/01/30
7/27 at 100.00 569,051
3,340 Pottsville Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Lehigh Valley Health Network, Series 2016B, 5.000%, 7/01/45
1/27 at 100.00 3,393,540
1,705 Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan
Health Obligated Group, Refunding Series 2023A, 5.000%, 6/01/34
No Opt. Call 1,971,545
700 Westmoreland County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Excela Health Project, Series 2020A, 4.000%, 7/01/37
1/31 at 100.00 649,359
TOTAL HEALTH CARE 67,341,144
HOUSING/MULTIFAMILY - 0.4%
650 Clarion County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Clarion University Foundation Inc. Student Housing Project at
Clarion University, Series 2014A, 5.000%, 7/01/45
9/24 at 100.00 650,156
1,000 (e) Erie County, Industrial Development Authority, Pennsylvania, Essential
Housing Revenue Bonds, Senior-CFC-Erie I LLC Erie Apartments, Series
2024A, 6.750%, 9/01/61
9/33 at 100.00 1,014,783
100 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University Properties Inc. Student Housing Project at East Stroudsburg
University of Pennsylvania, Series 2016A, 5.000%, 7/01/35
7/26 at 100.00 98,046
171 Philadelphia Authority for Industrial Development, Pennsylvania,
Multifamily Housing Revenue Bonds, Presbyterian Homes Germantown -
Morrisville Project, Series 2005A, 5.625%, 7/01/35
9/24 at 100.00 174,270
TOTAL HOUSING/MULTIFAMILY 1,937,255
HOUSING/SINGLE FAMILY - 12.3%
660 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2015-117B, 3.900%, 10/01/35
10/24 at 100.00 659,691
1,220 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-119, 3.500%, 10/01/36
4/25 at 100.00 1,193,582
3,600 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-120, 3.200%, 4/01/40
10/25 at 100.00 3,118,841
Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-121:
1,485 3.100%, 10/01/36 10/25 at 100.00 1,359,250
5,820 (c) 3.200%, 10/01/41 10/25 at 100.00 5,078,553
1,520 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-123B, 3.450%, 10/01/32
10/26 at 100.00 1,504,988
2,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-124B, 3.500%, 10/01/37
10/26 at 100.00 1,937,946
180 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-125B, 3.700%, 10/01/47
4/27 at 100.00 159,503
6,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-129, 3.350%, 10/01/45
10/28 at 100.00 5,090,093
4,025 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-130A, 3.000%, 10/01/46
10/28 at 100.00 3,180,860
Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2020-133:
1,405 2.350%, 10/01/40 10/29 at 100.00 1,064,273
5,255 2.500%, 10/01/45 10/29 at 100.00 3,848,880
1,250 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2021-136, 2.550%, 10/01/51
10/30 at 100.00 876,928

Nuveen Pennsylvania Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
HOUSING/SINGLE FAMILY (continued)
Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2021-134A:
$ 5,320 1.850%, 4/01/36 10/29 at 100.00 $ 4,034,638
3,145 2.050%, 4/01/41 10/29 at 100.00 2,224,688
2,430 2.100%, 10/01/43 10/29 at 100.00 1,663,292
Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2021-135A:
3,040 2.250%, 10/01/41 10/30 at 100.00 2,226,005
3,935 2.375%, 10/01/46 10/30 at 100.00 2,743,794
4,425 2.500%, 10/01/50 10/30 at 100.00 2,950,739
2,250 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2021-137, 2.600%, 4/01/46
4/31 at 100.00 1,666,653
1,665 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2022-138A, 3.000%, 4/01/42
10/31 at 100.00 1,407,008
1,500 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2022-1394A, 4.150%, 10/01/42
4/32 at 100.00 1,490,998
2,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2023-142A, 4.900%, 10/01/46
10/32 at 100.00 2,069,441
1,335 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2024-144A, 4.600%, 10/01/49
10/32 at 100.00 1,348,175
TOTAL HOUSING/SINGLE FAMILY 52,898,819
INDUSTRIALS - 1.9%
250 (d),(e),(f) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-1, 10.000%, 12/01/40
6/30 at 100.00 25
250 (d),(e),(f) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-2, 10.000%, 12/01/40, (AMT)
6/30 at 100.00 25
2,525 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, National Gypsum Company, Refunding Series
2014, 5.500%, 11/01/44, (AMT)
11/24 at 100.00 2,528,329
3,000 (c) Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Series 2011,
4.250%, 7/01/41, (AMT), (Mandatory Put 7/01/27)
No Opt. Call 3,019,723
2,500 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Series 2013,
4.250%, 8/01/45, (AMT), (Mandatory Put 11/01/24)
No Opt. Call 2,500,056
TOTAL INDUSTRIALS 8,048,158
LONG-TERM CARE - 7.6%
1,510 Berks County Industrial Development Authority, Pennsylvania, Healthcare
Facilities Revenue Bonds, Highlands at Wyomissing, Series 2017A,
5.000%, 5/15/42
5/27 at 100.00 1,520,115
90 Chester County Health and Education Facilities Authority, Pennsylvania,
Revenue Bonds, Simpson Senior Services Project, Series 2015A, 5.000%,
12/01/35
12/25 at 100.00 73,158
860 Chester County Health and Education Facilities Authority, Pennsylvania,
Revenue Bonds, Simpson Senior Services Project, Series 2019, 5.000%,
12/01/51
12/25 at 103.00 550,716
3,440 Chester County Health and Education Facilities Authority, Pennsylvania,
Revenue Bonds, Simpson Senior Services Project, Series 2021A, 4.000%,
12/01/44
12/28 at 103.00 2,017,051
3,490 Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Asbury Pennsylvania Obligated Group,  Refunding Series 2019, 5.000%,
1/01/45
1/25 at 104.00 3,269,650
Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2015:
735 4.000%, 1/01/33 1/25 at 100.00 726,760
1,120 5.000%, 1/01/38 1/25 at 100.00 1,121,413

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM CARE (continued)
Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2016:
$ 355 (c) 5.000%, 1/01/28 1/26 at 100.00 $ 358,518
1,000 5.000%, 1/01/29 1/26 at 100.00 1,010,556
910 5.000%, 1/01/30 1/26 at 100.00 919,840
135 3.250%, 1/01/36 1/26 at 100.00 123,299
1,430 3.250%, 1/01/39 1/26 at 100.00 1,252,354
Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2019A:
285 4.125%, 1/01/38 1/29 at 100.00 277,988
105 5.000%, 1/01/39 1/29 at 100.00 107,327
635 East Hempfield Township Industrial Development Authority, Pennsylvania,
Revenue Bonds, Willow Valley Communities Project, Refunding Series
2016, 5.000%, 12/01/39
12/25 at 100.00 642,786
340 Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue
Bonds, Masonic Villages Project, Series 2015, 5.000%, 11/01/35
5/25 at 100.00 342,910
Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue
Bonds, Saint Anne's Retirement Community, Inc., Series 2020:
610 5.000%, 3/01/45 3/27 at 102.00 539,912
245 5.000%, 3/01/50 3/27 at 102.00 210,367
1,000 Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Landis
Homes Retirement Community Project, Refunding Series 2015A, 5.000%,
7/01/45
7/25 at 100.00 1,003,391
Lancaster Industrial Development Authority, Pennsylvania, Health Center
Revenue Bonds, Landis Homes Retirement Community Project, Refunding
Series 2021:
910 4.000%, 7/01/51 7/26 at 103.00 807,048
1,400 4.000%, 7/01/56 7/26 at 103.00 1,207,947
2,750 Montgomery County Industrial Development Authority, Pennsylvania,
Revenue Bonds, ACTS Retirement-Life Communities, Inc. Obligated
Group, Series 2016, 5.000%, 11/15/36
11/26 at 100.00 2,817,697
500 Montgomery County Industrial Development Authority, Pennsylvania,
Revenue Bonds, ACTS Retirement-Life Communities, Inc. Obligated
Group, Series 2023A, 5.250%, 11/15/53
11/30 at 100.00 518,962
2,000 Montgomery County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Meadowood Senior Living Project, Series 2018A, 5.000%,
12/01/48
12/25 at 102.00 2,002,217
1,100 Northampton County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Morningstar Senior Living, Inc., Series 2019, 5.000%,
11/01/49
11/26 at 103.00 993,600
Pennsylvania Economic Development Finance Authority Revenue Bonds
Presbyterian Senior Living Project, Series 2021:
1,800 4.000%, 7/01/41 7/26 at 103.00 1,769,592
500 4.000%, 7/01/46 7/26 at 103.00 470,092
1,000 Pennsylvania Economic Development Finance Authority, Revenue Bonds,
Presbyterian Senior Living Project, Series 2023B-2, 5.000%, 7/01/42
7/29 at 103.00 1,060,376
Westmoreland County Industrial Development Authority, Pennsylvania,
Retirement Community Revenue Bonds, Redstone Presbyterian
SeniorCare Obligated Group, Refunding Bonds, Series 2021:
2,655 4.000%, 5/15/41 5/28 at 103.00 2,236,227
3,345 4.000%, 5/15/47 5/28 at 103.00 2,593,706
TOTAL LONG-TERM CARE 32,545,575
TAX OBLIGATION/GENERAL - 17.9%
Allegheny County, Pennsylvania, General Obligation Bonds, Series
2014C-74:
950 5.000%, 12/01/32 12/24 at 100.00 954,356
415 5.000%, 12/01/34 12/24 at 100.00 416,872
2,040 Allegheny County, Pennsylvania, General Obligation Bonds, Series
2018C-77, 5.000%, 11/01/43
11/28 at 100.00 2,147,322

Nuveen Pennsylvania Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/GENERAL (continued)
Allegheny County, Pennsylvania, General Obligation Bonds, Series
2024C-80:
$ 1,080 5.000%, 12/01/41 , (WI/DD) 12/32 at 100.00 $ 1,196,528
1,355 5.000%, 12/01/42 , (WI/DD) 12/32 at 100.00 1,495,041
2,795 5.000%, 12/01/49 , (WI/DD) 12/32 at 100.00 3,025,526
1,105 5.000%, 12/01/54 , (WI/DD) 12/32 at 100.00 1,190,442
495 Allentown City School District, Lehigh County, Pennsylvania, General
Obligation Bonds, Limited Tax Series 2019C, 4.000%, 2/01/36 - BAM
Insured
8/29 at 100.00 498,879
1,045 Bethel Park School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Refunding Series 2016, 4.000%, 8/01/32
8/26 at 100.00 1,063,876
815 Cambria County, Pennsylvania, General Obligation Bonds, Notes Series
2020B, 4.000%, 8/01/33 - AGM Insured
8/27 at 100.00 831,077
1,800 Canon-McMillan School District, Washington County, Pennsylvania,
General Obligation Bonds, Series 2014D, 5.000%, 12/15/37
12/24 at 100.00 1,807,122
3,125 Chichester School District, Delaware County, Pennsylvania, General
Obligation Bonds, Series 1999, 0.000%, 3/01/26 - FGIC Insured
No Opt. Call 2,974,906
Coatesville Area School District, Chester County, Pennsylvania, General
Obligation Bonds, Series 2020A:
4,000 0.000%, 10/01/35 - BAM Insured 10/30 at 81.91 2,556,186
1,950 0.000%, 10/01/37 - BAM Insured 10/30 at 75.27 1,131,973
820 Connellsville Area School District, Fayette County, Pennsylvania, General
Obligation Bonds, Series 2019, 3.125%, 8/15/39
8/26 at 100.00 737,160
Delaware County, Pennsylvania, General Obligation Bonds, Series 2024:
735 5.000%, 8/01/46 8/32 at 100.00 800,502
735 5.000%, 8/01/48 8/32 at 100.00 796,582
2,050 Delaware Valley Regional Finance Authority, Pennsylvania, Local
Government Revenue Bonds, Series 2020B, 5.000%, 11/01/24
No Opt. Call 2,055,938
855 Fayette County, Pennsylvania, General Obligation Bonds, Notes Series
2021A, 2.000%, 11/15/43 - AGM Insured
11/30 at 100.00 552,897
580 Gateway School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Series 2021, 3.000%, 10/15/35 - BAM Insured
10/31 at 100.00 535,959
1,635 Girard School District, Erie County, Pennsylvania, General Obligation
Bonds, Series 1999B, 0.000%, 11/15/28 - FGIC Insured
No Opt. Call 1,411,062
2,250 Hatboro-Horsham School District, Montgomery County, Pennsylvania,
General Obligation Bonds, Series 2023A, 5.250%, 9/15/51
9/31 at 100.00 2,431,713
1,875 Lancaster County, Pennsylvania, General Obligation Bonds, Series 2024,
5.000%, 11/01/36
11/31 at 100.00 2,097,385
1,000 Lancaster, Pennsylvania, General Obligation Bonds, Series 2016, 5.000%,
11/01/27 - AGM Insured
5/26 at 100.00 1,030,691
1,000 Littlestown Area School District, Adams County, Pennsylvania, General
Obligation Bonds, Series 2023A, 5.000%, 10/01/50 - BAM Insured
10/33 at 100.00 1,067,352
4,875 McKeesport Area School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Series 1997D, 0.000%, 10/01/24 - NPFG Insured
No Opt. Call 4,860,312
2,000 Middletown Area School District, Dauphin County, Pennsylvania, General
Obligation Bonds, Series 2023, 5.000%, 3/01/38 - BAM Insured
3/28 at 100.00 2,094,272
3,000 Montgomery County, Pennsylvania, General Obligation Bonds, Series
2022, 5.000%, 7/01/36
7/32 at 100.00 3,432,813
740 Muhlenberg School District, Berks County, Pennsylvania, General
Obligation Bonds, Series 202, 5.000%, 5/15/49
5/32 at 100.00 787,842
1,000 Penn Manor School District, Lancaster County, Pennsylvania, General
Obligation Bonds, Series 2019A, 4.000%, 3/01/34
9/27 at 100.00 1,019,320
370 Pennsbury School District, Bucks County, Pennsylvania, General
Obligation Bonds, Series 2024, 5.000%, 8/01/44
8/32 at 100.00 402,551
Pennsylvania State, General Obligation Bonds, First Series 2023:
3,180 5.000%, 9/01/35 9/33 at 100.00 3,700,855
10,000 4.000%, 9/01/40 9/33 at 100.00 10,278,107
1,500 Philadelphia School District, Pennsylvania, General Obligation Bonds,
Green Series 2023B, 5.000%, 9/01/48
9/33 at 100.00 1,629,494
3,535 Philadelphia School District, Pennsylvania, General Obligation Bonds,
Series 2007A, 5.000%, 6/01/34 - NPFG Insured
No Opt. Call 4,001,892
855 Philadelphia School District, Pennsylvania, General Obligation Bonds,
Series 2021A, 4.000%, 9/01/46
9/31 at 100.00 815,193

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/GENERAL (continued)
$ 760 Rostraver Township, Westmoreland County, Pennsylvania, General
Obligation Bonds, Series 2018, 3.500%, 9/01/34 - AGM Insured
9/25 at 100.00 $ 755,852
2,000 State College Area School District, Centre County, Pennsylvania, General
Obligation Bonds, Series 2015, 5.000%, 3/15/40
3/25 at 100.00 2,014,832
50 The Redevelopment Authority of the City of Scranton, Lackawanna county,
Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2016A, 5.000%,
11/15/28
9/24 at 100.00 50,022
1,000 Township of Upper Marion, Pennsylvania, General Obligation Bonds,
Series of 2022, 4.000%, 12/01/47
12/27 at 100.00 967,853
1,000 Tredyffrin Township, Chester County, Pennsylvania, General Obligation
Bonds, Series 2024, 4.000%, 11/15/46
11/29 at 100.00 967,003
1,000 Tredyffrin-Easttown School District, Chester County, Pennsylvania, General
Obligation Bonds, Series 2024, 5.000%, 2/15/41
2/32 at 100.00 1,111,389
1,365 Upper Saint Clair Township School District, Allegheny County,
Pennsylvania, General Obligation Bonds, Series 2018, 5.000%, 10/01/41
10/24 at 100.00 1,369,437
1,010 West Allegheny School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Series 2021B, 2.000%, 9/01/26
No Opt. Call 983,595
900 West Mifflin Area School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Limited Tax Series 2019, 3.000%, 4/01/34 - BAM
Insured
10/29 at 100.00 844,071
TOTAL TAX OBLIGATION/GENERAL 76,894,052
TAX OBLIGATION/LIMITED - 5.7%
105 (e) Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior Series
2021, 6.000%, 5/01/42
5/31 at 100.00 111,171
100 (e) Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018,
5.000%, 5/01/33
5/28 at 100.00 102,476
960 (e) Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Subordinate Series
2022, 5.250%, 5/01/42
5/32 at 100.00 967,640
505 (e) Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series
2017, 5.000%, 5/01/42
5/27 at 100.00 506,688
1,000 (e) Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, Neuweiler Lofts Project, Series 2023,
6.250%, 5/01/42
5/33 at 100.00 1,012,426
250 (e) Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, Waterfront-30 E Allen Street Project,
Senior Series 2024A, 5.250%, 5/01/42
5/31 at 103.00 254,880
100 (e) Chester County Industrial Development Authority, Pennsylvania, Special
Obligation Bonds, Woodlands at Greystone Project, Series 2018, 5.000%,
3/01/38
3/28 at 100.00 100,226
Commonwealth Financing Authority, Pennsylvania, State Appropriation
Lease Bonds, Master Settlement, Series 2018:
595 5.000%, 6/01/31 6/28 at 100.00 636,155
5,050 4.000%, 6/01/39 - AGM Insured 6/28 at 100.00 5,076,759
474 (e) Monroe County Industrial Development Authority, Pennsylvania, Special
Obligation Revenue Bonds, Tobyhanna Township Project, Series 2014,
6.875%, 7/01/33
9/24 at 100.00 473,979
Pennsylvania Turnpike Commission, Motor License Fund-Enhanced
Turnpike Special Revenue Bonds, Subordinate Series 2014A:
1,500 4.750%, 12/01/37 12/26 at 100.00 1,538,840
1,000 4.900%, 12/01/44 12/26 at 100.00 1,020,750
2,000 Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds,
Senior Lien Series 2021A, 4.000%, 12/01/51
12/31 at 100.00 1,917,030
1,000 Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds,
Senior Series 2018A, 5.250%, 12/01/44
12/28 at 100.00 1,059,304
6,040 Pittsburgh and Allegheny County Sports and Exhibition Authority,
Pennsylvania, Hotel Room Excise Tax Revenue Bonds, Refunding Series
2022B, 4.000%, 2/01/25 - AGM Insured
No Opt. Call 6,064,210

Nuveen Pennsylvania Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/LIMITED (continued)
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
$ 171 0.000%, 7/01/51 7/28 at 30.01 $ 41,966
1,012 4.750%, 7/01/53 7/28 at 100.00 1,004,409
1,757 5.000%, 7/01/58 7/28 at 100.00 1,764,770
355 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.784%, 7/01/58
7/28 at 100.00 351,276
530 Washington County Redevelopment Authority, Pennsylvania, Tanger
Outlet Victory Center Tax Increment Bonds, Series 2018, 5.000%, 7/01/35
1/28 at 100.00 532,467
TOTAL TAX OBLIGATION/LIMITED 24,537,422
TRANSPORTATION - 8.0%
Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds,
Pittsburgh International Airport, Series 2021A:
3,175 5.000%, 1/01/51, (AMT) 1/31 at 100.00 3,271,395
3,530 5.000%, 1/01/56, (AMT) 1/31 at 100.00 3,625,440
1,955 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Refunding Series 2015,
4.000%, 7/01/35 - BAM Insured
7/25 at 100.00 1,964,929
1,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2017, 5.000%,
7/01/47
7/27 at 100.00 1,028,540
2,710 Delaware River Port Authority, New Jersey and Pennsylvania, Revenue
Bonds, Series 2018A, 5.000%, 1/01/38
1/29 at 100.00 2,915,281
2,615 Pennsylvania Economic Development Financing Authority, Private Activity
Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series
2015, 5.000%, 12/31/38, (AMT)
6/26 at 100.00 2,665,704
4,875 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital
Appreciation Series 2009E, 6.375%, 12/01/38
12/27 at 100.00 5,311,980
Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2023A:
665 4.250%, 12/01/44 12/33 at 100.00 676,808
3,000 5.000%, 12/01/48 12/33 at 100.00 3,250,258
1,500 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2024A, 5.000%, 12/01/42
12/33 at 100.00 1,671,067
2,500 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2024C, 5.000%, 12/01/49
12/34 at 100.00 2,745,186
2,680 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2009C, 6.250%, 6/01/33 - AGM Insured
6/26 at 100.00 2,828,213
195 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2017A, 3.000%, 7/01/34 - AGM Insured
7/27 at 100.00 183,467
1,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2020A, 4.000%, 7/01/35
7/30 at 100.00 1,027,289
1,250 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2020C, 4.000%, 7/01/50, (AMT)
7/30 at 100.00 1,167,119
TOTAL TRANSPORTATION 34,332,676
U.S. GUARANTEED - 2.3% (g)
1,600 Berks County Industrial Development Authority, Pennsylvania, Healthcare
Facilities Revenue Bonds, The Highlands at Wyomissing, Series 2018,
5.000%, 5/15/48, (Pre-refunded 5/15/25)
5/25 at 102.00 1,653,417
Centre County Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Mount Nittany Medical Center Project, Series 2016A:
295 5.000%, 11/15/41, (Pre-refunded 11/15/25) 11/25 at 100.00 302,909
680 5.000%, 11/15/46, (Pre-refunded 11/15/25) 11/25 at 100.00 698,229
Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2015:
960 4.000%, 1/01/33, (Pre-refunded 1/01/25) 1/25 at 100.00 962,885
335 4.000%, 1/01/33, (Pre-refunded 1/01/25) 1/25 at 100.00 336,006
915 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 920,704
220 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 221,371

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
U.S. GUARANTEED (g) (continued)
Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2016:
$ 625 3.250%, 1/01/39, (Pre-refunded 1/01/26) 1/26 at 100.00 $ 627,157
Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2019A:
570 5.000%, 1/01/39, (Pre-refunded 1/01/29) 1/29 at 100.00 618,853
70 5.000%, 1/01/39, (Pre-refunded 1/01/29) 1/29 at 100.00 75,999
Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Series 2019A:
155 5.000%, 7/01/49, (Pre-refunded 7/01/29) 7/29 at 100.00 170,438
3,295 Montgomery County Industrial Development Authority, Pennsylvania,
Health System Revenue Bonds, Albert Einstein Healthcare Network Issue,
Series 2015A, 5.250%, 1/15/45, (Pre-refunded 1/15/25)
1/25 at 100.00 3,322,814
Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, University of the Arts, Series 2017:
50 (d),(e) 5.000%, 3/15/45, (Pre-refunded 3/15/28) 3/28 at 100.00 54,064
TOTAL U.S. GUARANTEED 9,964,846
UTILITIES - 8.4%
Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds,
Refunding Series 2015:
1,840 5.000%, 12/01/40 12/25 at 100.00 1,873,143
1,365 5.000%, 12/01/45 12/25 at 100.00 1,384,753
2,170 Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds,
Series 2018, 5.000%, 6/01/43
6/28 at 100.00 2,268,193
935 Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds,
Series 2022, 5.000%, 6/01/53
6/32 at 100.00 990,856
50 (c) Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series
2006A, 4.750%, 1/01/35, (Mandatory Put 7/01/33)
No Opt. Call 53,062
1,000 Bucks County Water and Sewer Authority, Pennsylvania, Sewer System
Revenue Bonds, Series 2022A, 5.250%, 12/01/47 - AGM Insured
12/32 at 100.00 1,093,059
605 Bucks County Water and Sewer Authority, Pennsylvania, Water System
Revenue Bonds, Series 2021, 2.250%, 12/01/44 - AGM Insured
12/30 at 100.00 419,256
1,250 Clairton Municipal Authority, Allegheny County, Pennsylvania, Sewer
Revenue Bonds, Refunding Series 2024B, 4.375%, 12/01/42
12/34 at 100.00 1,267,794
430 Delaware County Regional Water Quality Control Authority, Pennsylvania,
Sewer Revenue Bonds, Series 2015, 5.000%, 5/01/40
5/25 at 100.00 434,494
1,000 Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds,
Allentown Concession, Series 2024, 4.000%, 12/01/46 - BAM Insured
6/34 at 100.00 976,902
1,325 Luzerne County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Pennsylvania-American Water Company Project, Refunding Series
2019, 2.450%, 12/01/39, (AMT), (Mandatory Put 12/03/29)
12/29 at 100.00 1,207,770
2,265 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, York Water Company Project, Refunding Series
2019A, 3.000%, 10/01/36, (AMT)
10/29 at 100.00 2,084,759
4,135 (c) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, York Water Company Project, Refunding Series
2019B, 3.100%, 11/01/38, (AMT)
11/29 at 100.00 3,760,562
10,450 Pennsylvania Economic Development Financing Authority, Revenue
Bonds, Pennsylvania-American Water Company, Refunding Series 2019,
3.000%, 4/01/39
10/29 at 100.00 9,229,189
1,000 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998 General
Ordinance, Fifteenth Series 2017, 5.000%, 8/01/37
8/27 at 100.00 1,038,259
300 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998 General
Ordinance, Sixteenth Series 2020A, 5.000%, 8/01/50 - AGM Insured
8/30 at 100.00 317,559
1,500 Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series
2019B, 5.000%, 11/01/54
11/29 at 100.00 1,570,452
1,605 Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series
2022C, 5.000%, 6/01/38
6/32 at 100.00 1,800,539

Nuveen Pennsylvania Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
UTILITIES (continued)
Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer
System Revenue Bonds, First Lien Series 2023A:
$ 1,510 5.000%, 9/01/42 - AGM Insured 9/33 at 100.00 $ 1,678,325
1,000 4.250%, 9/01/53 - AGM Insured 9/33 at 100.00 996,088
665 University Area Joint Authority, Centre County, Pennsylvania, Sewer
Revenue Bonds, Series 2021, 3.000%, 11/01/35 - BAM Insured
11/26 at 100.00 621,159
1,000 Upper Allegheny Joint Sanitary Authority, Allegheny County, Pennsylvania,
Sewer Revenue Bonds, Refunding Series 2019A, 3.000%, 9/01/44 - AGM
Insured
9/29 at 100.00 828,927
TOTAL UTILITIES 35,895,100
TOTAL MUNICIPAL BONDS
(cost $429,637,329) 405,878,533
Shares Description (a) Value
X 23,287,389
COMMON STOCKS - 5.4%   X 23,287,389
UTILITIES - 5 .4%
9,278 (f),(h),(i) Vistra Vision LLC $ 23,287,389
TOTAL UTILITIES 23,287,389
TOTAL COMMON STOCKS
(cost $9,068,453) 23,287,389
Principal
Amount (000) Description (a) Coupon (j)
Reference
Rate (j) Spread (j) Maturity (k) Value
258,810
VARIABLE RATE SENIOR LOAN INTERESTS - 0.1%   X 258,810
CAPITAL GOODS - 0 .0%
$ 64
(d),(f)
KDC Agribusiness Fairless Hills
LLC
12.000% N/A N/A 09/17/24 $ 6
TOTAL CAPITAL GOODS 6
CONSUMER SERVICES - 0 .1%
259 (f) University of the Arts, Term Loan 12.380% N/A N/A 08/19/24 258,804
TOTAL CONSUMER SERVICES 258,804
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(cost $303,805) 258,810
TOTAL LONG-TERM INVESTMENTS
(cost $439,009,587) 429,424,732
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS -  1.2%
X 5,260,000
MUNICIPAL BONDS - 1.2%   X 5,260,000
EDUCATION AND CIVIC ORGANIZATIONS - 0 .7%
$ 2,800 (l) Allegheny County Higher Education Building Authority, Pennsylvania,
Revenue Bonds, Carnegie Mellon University, Series 2008A, 3.800%,
12/01/37
9/24 at 100.00 $ 2,800,000
200 (l) Northampton County General Purpose Authority, Pennsylvania, Revenue
Bonds, Lafayette College, Series 2006, 2.920%, 11/01/36
9/24 at 100.00 200,000
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 3,000,000
TAX OBLIGATION/GENERAL - 0 .0%
260 (l) Allegheny County, Pennsylvania, General Obligation Bonds, Refunding
Adjustable Rate Demand Series 2000C-50, 2.900%, 5/01/27
8/24 at 100.00 260,000
TOTAL TAX OBLIGATION/GENERAL 260,000

Investments in Derivatives
Total Return Swaps – OTC Uncleared
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TRANSPORTATION - 0 .5%
$ 2,000 (l) Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Variable
Rate Second Series 2019, 2.980%, 12/01/38
9/24 at 100.00 $ 2,000,000
TOTAL TRANSPORTATION 2,000,000
TOTAL Municipal Bonds
(cost $5,260,000) 5,260,000
TOTAL SHORT-TERM INVESTMENTS
(cost $5,260,000) 5,260,000
TOTAL INVESTMENTS
(cost $444,269,587) - 101.2% 434,684,732
OTHER ASSETS & LIABILITIES, NET - (1.2)% (4,942,141)
NET ASSETS - 100% $ 429,742,591
Counterparty
Pay/
Receive
(m)
Underlying
Reference Units
Fund
Pay/
Receive
Floating
Rate
Floating
Rate
Payment
Frequency
Notional
Amount
Unrealized
Appreciation
(Depreciation)(n)
Bank of America,
N.A.
Pay MLNVUTES Index
(o) (10,624)
Receive SOFR minus
0.50%
Maturity Date 2/10/26
$(1,080,461) $(68,317)
Bank of America,
N.A.
Pay MLNVUTES Ilndex
(o) (11,874)
Receive SOFR minus
0.50%
Maturity Date 2/10/26
(1,207,586) (52,857)
Bank of America,
N.A.
Pay MLNVUTES Index
(o) (10,624)
Receive SOFR minus
0.50%
Maturity Date 2/10/26
(1,080,461) (46,852)
Bank of America,
N.A.
Pay MLNVUTES Index
(o) (10,624)
Receive SOFR minus
0.50%
Maturity Date 2/10/26
(1,080,461) (48,235)
Bank of America,
N.A.
Pay MLNVUTES Index
(o) (10,624)
Receive SOFR minus
0.50%
Maturity Date 2/10/26
(1,080,461) (33,051)
Bank of America,
N.A.
Pay MLNVUTES Index
(o) (10,624)
Receive SOFR minus
0.50%
Maturity Date 2/10/26
(1,080,461) (37,459)
Bank of America,
N.A.
Pay MLNVUTES Index
(o) (10,624)
Receive SOFR minus
0.50%
Maturity Date 2/10/26
(1,080,461) (24,694)
Bank of America,
N.A.
Pay MLNVUTES Index
(o) (10,624)
Receive SOFR minus
0.50%
Maturity Date 2/10/26
(1,080,461) (29,277)
Bank of America,
N.A.
Pay MLNVUTES Index
(o) (10,624)
Receive SOFR minus
0.50%
Maturity Date 2/10/26
(1,080,461) (27,182)
Goldman Sachs
International
Pay GSCBVSTR Index
(p) (5,828)
Receive SOFR minus
0.50%
Maturity Date 2/24/26
(545,543) (13,254)
Goldman Sachs
International
Pay GSCBVSTR Index
(p) (7,192)
Receive SOFR minus
0.50%
Maturity Date 2/24/26
(673,224) (4,404)
Goldman Sachs
International
Pay GSCBVSTR Index
(p) (5,580)
Receive SOFR minus
0.50%
Maturity Date 2/24/26
(522,329) (1,299)
Goldman Sachs
International
Pay GSCBVSTR Index
(p) (10,540)
Receive SOFR minus
0.50%
Maturity Date 2/24/26
(986,621) 7,113
Goldman Sachs
International
Pay GSCBVSTR Index
(p) (7,192)
Receive SOFR minus
0.50%
Maturity Date 2/24/26
(673,224) 4,268
Goldman Sachs
International
Pay GSCBVSTR Index
(p) (12,400)
Receive SOFR minus
0.50%
Maturity Date 2/24/26
(1,160,731) 642
Goldman Sachs
International
Pay GSCBVSTR Index
(p) (11,780)
Receive SOFR minus
0.50%
Maturity Date 2/24/26
(1,102,694) (10,157)
Goldman Sachs
International
Pay GSCBVSTR Index
(p) (12,648)
Receive SOFR minus
0.50%
Maturity Date 2/24/26
(1,183,945) (5,678)
Toronto-
Dominion Bank
Pay TDCENRGY Index
(q) (9,316)
Receive SOFR minus
0.60%
Maturity Date 3/10/26
(959,961) 626
Total
$(17,659,546) $(390,048)

Nuveen Pennsylvania Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 405,878,483 $ 50 $ 405,878,533
Common Stocks – – 23,287,389 23,287,389
Variable Rate Senior Loan Interests – – 258,810 258,810
Short-Term Investments:
Municipal Bonds – 5,260,000 – 5,260,000
Investments in Derivatives:
Total Return Swaps - OTC Uncleared* – (390,048) – (390,048)
Total
$ – $ 410,748,435 $ 23,546,249 $ 434,294,684
* Represents net unrealized appreciation (depreciation).
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $5,114,383 or 1.2% of Total Investments.
(f) For fair value measurement disclosure purposes, investment classified as Level 3.
(g) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(h) On March 1, 2024, Vistra Corp. (“Vistra”) completed its acquisition of Energy Harbor Corp (“ENGH”). ENGH was merged into a newly formed subsidiary of Vistra, Vistra Vision. In connection with the transaction, holders of ENGH common stock received a combination of cash and membership interests in Vistra Vision. These Vistra Vision interests were issued in a private transaction and may have reduced secondary market liquidity. On September 18, 2024, Vistra and Nuveen agreed to terms for the sale of the Vistra Vision interest. In exchange for its membership interest in Vistra Vision, Nuveen will receive a series of cash payments from Vistra through December 31, 2026.
(i) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(j) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the Secured Overnight
Financing Rate (“SOFR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(k) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(l) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(m)
(n)
Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.
The unrealized appreciation/depreciation on the total return swap contracts is equal to their market value.
(o) The following table represents the individual positions within each Bank of America, N.A. total return swaps:
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (9,935) $ (170,182) 15.8%
Atlantica Sustainable Infrastructure PLC (1,321) (28,817) 2.7%
Brookfield Renewable Corp (688) (19,592) 1.8%
Clearway Energy Inc (353) (10,209) 0.9%

Constellation Energy Corp (1,496) (294,286) 27.2%
NextEra Energy Inc (615) (49,502) 4.6%
Northland Power Inc (1,148) (23,677) 2.2%
Public Service Enterprise Group Inc (2,144) (173,147) 16.0%
Vistra Corp (3,641) (311,050) 28.8%
Total $(1,080,461) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (11,104) $(190,206) 15.8%
Atlantica Sustainable Infrastructure PLC (1,477) (32,207) 2.7%
Brookfield Renewable Corp (769) (21,897) 1.8%
Clearway Energy Inc (394) (11,410) 0.9%
Constellation Energy Corp (1,672) (328,911) 27.2%
NextEra Energy Inc (687) (55,326) 4.6%
Northland Power Inc (1,283) (26,462) 2.2%
Public Service Enterprise Group Inc (2,397) (193,519) 16.0%
Vistra Corp (4,069) (347,647) 28.8%
Total $ (1,207,586) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (9,935) $ (170,182) 15.8%
Atlantica Sustainable Infrastructure PLC (1,321) (28,817) 2.7%
Brookfield Renewable Corp (688) (19,592) 1.8%
Clearway Energy Inc (353) (10,209) 0.9%
Constellation Energy Corp (1,496) (294,286) 27.2%
NextEra Energy Inc (615) (49,502) 4.6%
Northland Power Inc (1,148) (23,677) 2.2%
Public Service Enterprise Group Inc (2,144) (173,147) 16.0%
Vistra Corp (3,641) (311,050) 28.8%
Total $ (1,080,461) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (9,935) $ (170,182) 15.8%
Atlantica Sustainable Infrastructure PLC (1,321) (28,817) 2.7%
Brookfield Renewable Corp (688) (19,592) 1.8%
Clearway Energy Inc (353) (10,209) 0.9%
Constellation Energy Corp (1,496) (294,286) 27.2%
NextEra Energy Inc (615) (49,502) 4.6%
Northland Power Inc (1,148) (23,677) 2.2%
Public Service Enterprise Group Inc (2,144) (173,147) 16.0%
Vistra Corp (3,641) (311,050) 28.8%
Total $(1,080,461) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (9,935) $ (170,182) 15.8%
Atlantica Sustainable Infrastructure PLC (1,321) (28,817) 2.7%
Brookfield Renewable Corp (688) (19,592) 1.8%
Clearway Energy Inc (353) (10,209) 0.9%
Constellation Energy Corp (1,496) (294,286) 27.2%
NextEra Energy Inc (615) (49,502) 4.6%
Northland Power Inc (1,148) (23,677) 2.2%
Public Service Enterprise Group Inc (2,144) (173,147) 16.0%
Vistra Corp (3,641) (311,050) 28.8%
Total $ (1,080,461) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (9,935) $(170,182) 15.8%
Atlantica Sustainable Infrastructure PLC (1,321) (28,817) 2.7%
Brookfield Renewable Corp (688) (19,592) 1.8%
Clearway Energy Inc (353) (10,209) 0.9%
Constellation Energy Corp (1,496) (294,286) 27.2%
NextEra Energy Inc (615) (49,502) 4.6%
Northland Power Inc (1,148) (23,677) 2.2%
Public Service Enterprise Group Inc (2,144) (173,147) 16.0%
Vistra Corp (3,641) (311,050) 28.8%
Total $ (1,080,461) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (9,935) $ (170,182) 15.8%

Nuveen Pennsylvania Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Atlantica Sustainable Infrastructure PLC (1,321) (28,817) 2.7%
Brookfield Renewable Corp (688) (19,592) 1.8%
Clearway Energy Inc (353) (10,209) 0.9%
Constellation Energy Corp (1,496) (294,286) 27.2%
NextEra Energy Inc (615) (49,502) 4.6%
Northland Power Inc (1,148) (23,677) 2.2%
Public Service Enterprise Group Inc (2,144) (173,147) 16.0%
Vistra Corp (3,641) (311,050) 28.8%
Total $(1,080,461) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (9,935) $ (170,182) 15.8%
Atlantica Sustainable Infrastructure PLC (1,321) (28,817) 2.7%
Brookfield Renewable Corp (688) (19,592) 1.8%
Clearway Energy Inc (353) (10,209) 0.9%
Constellation Energy Corp (1,496) (294,286) 27.2%
NextEra Energy Inc (615) (49,502) 4.6%
Northland Power Inc (1,148) (23,677) 2.2%
Public Service Enterprise Group Inc (2,144) (173,147) 16.0%
Vistra Corp (3,641) (311,050) 28.8%
Total $(1,080,461) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (9,935) $(170,182) 15.8%
Atlantica Sustainable Infrastructure PLC (1,321) (28,817) 2.7%
Brookfield Renewable Corp (688) (19,592) 1.8%
Clearway Energy Inc (353) (10,209) 0.9%
Constellation Energy Corp (1,496) (294,286) 27.2%
NextEra Energy Inc (615) (49,502) 4.6%
Northland Power Inc (1,148) (23,677) 2.2%
Public Service Enterprise Group Inc (2,144) (173,147) 16.0%
Vistra Corp (3,641) (311,050) 28.8%
Total $(1,080,461) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (9,935) $ (170,182) 15.8%
Atlantica Sustainable Infrastructure PLC (1,321) (28,817) 2.7%
Brookfield Renewable Corp (688) (19,592) 1.8%
Clearway Energy Inc (353) (10,209) 0.9%
Constellation Energy Corp (1,496) (294,286) 27.2%
NextEra Energy Inc (615) (49,502) 4.6%
Northland Power Inc (1,148) (23,677) 2.2%
Public Service Enterprise Group Inc (2,144) (173,147) 16.0%
Vistra Corp (3,641) (311,050) 28.8%
Total $(1,080,461) 100%
(p) The following table represents the individual positions within each Goldman Sachs International total return swaps:
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (5,034) $ (86,230) 15.8%
Atlantica Sustainable Infrastructure PLC (708) (15,444) 2.8%
Brookfield Renewable Corp (369) (10,499) 1.9%
Clearway Energy Inc (92) (2,662) 0.5%
Constellation Energy Corp (748) (147,129) 27.0%
Innergex Renewable Energy Inc (306) (2,785) 0.5%
NextEra Energy Inc (317) (25,527) 4.7%
Northland Power Inc (635) (13,098) 2.4%
Public Service Enterprise Group Inc (1,110) (89,601) 16.4%
Vistra Corp (1,786) (152,569) 28.0%
Total $(545,543) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (6,212) $(106,411) 15.8%
Atlantica Sustainable Infrastructure PLC (1,113) (19,058) 2.8%
Brookfield Renewable Corp (756) (12,957) 1.9%
Clearway Energy Inc (192) (3,285) 0.5%
Constellation Energy Corp (10,599) (181,563) 27.0%
Innergex Renewable Energy Inc (201) (3,437) 0.5%
NextEra Energy Inc (1,839) (31,501) 4.7%

Northland Power Inc (944) (16,163) 2.4%
Public Service Enterprise Group Inc (6,455) (110,571) 16.4%
Vistra Corp (10,991) (188,277) 28.0%
Total $ (673,224) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (4,820) $(82,561) 15.8%
Atlantica Sustainable Infrastructure PLC (863) (14,787) 2.8%
Brookfield Renewable Corp (587) (10,052) 1.9%
Clearway Energy Inc (149) (2,549) 0.5%
Constellation Energy Corp (8,223) (140,868) 27.0%
Innergex Renewable Energy Inc (156) (2,666) 0.5%
NextEra Energy Inc (1,427) (24,441) 4.7%
Northland Power Inc (732) (12,540) 2.4%
Public Service Enterprise Group Inc (5,008) (85,788) 16.4%
Vistra Corp (8,528) (146,077) 28.0%
Total $(522,329) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (9,104) $(155,948) 15.8%
Atlantica Sustainable Infrastructure PLC (1,630) (27,930) 2.8%
Brookfield Renewable Corp (1,108) (18,988) 1.9%
Clearway Energy Inc (281) (4,815) 0.5%
Constellation Energy Corp (15,533) (266,084) 27.0%
Innergex Renewable Energy Inc (294) (5,036) 0.5%
NextEra Energy Inc (2,695) (46,166) 4.7%
Northland Power Inc (1,383) (23,687) 2.4%
Public Service Enterprise Group Inc (9,460) (162,044) 16.4%
Vistra Corp (16,108) (275,923) 28.0%
Total $(986,621) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (6,212) $(106,411) 15.8%
Atlantica Sustainable Infrastructure PLC (1,113) (19,058) 2.8%
Brookfield Renewable Corp (756) (12,957) 1.9%
Clearway Energy Inc (192) (3,285) 0.5%
Constellation Energy Corp (10,599) (181,563) 27.0%
Innergex Renewable Energy Inc (201) (3,437) 0.5%
NextEra Energy Inc (1,839) (31,501) 4.7%
Northland Power Inc (944) (16,163) 2.4%
Public Service Enterprise Group Inc (6,455) (110,571) 16.4%
Vistra Corp (10,991) (188,277) 28.0%
Total $(673,224) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (10,710) $(183,468) 15.8%
Atlantica Sustainable Infrastructure PLC (1,918) (32,859) 2.8%
Brookfield Renewable Corp (1,304) (22,339) 1.9%
Clearway Energy Inc (331) (5,664) 0.5%
Constellation Energy Corp (18,274) (313,039) 27.0%
Innergex Renewable Energy Inc (346) (5,925) 0.5%
NextEra Energy Inc (3,171) (54,312) 4.7%
Northland Power Inc (1,627) (27,867) 2.4%
Public Service Enterprise Group Inc (11,129) (190,640) 16.4%
Vistra Corp (18,950) (324,616) 28.0%
Total $(1,160,731) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (10,175) $ (174,294) 15.8%
Atlantica Sustainable Infrastructure PLC (1,822) (31,216) 2.8%
Brookfield Renewable Corp (1,239) (21,222) 1.9%
Clearway Energy Inc (314) (5,381) 0.5%
Constellation Energy Corp (17,361) (297,387) 27.0%
Innergex Renewable Energy Inc (329) (5,629) 0.5%
NextEra Energy Inc (3,012) (51,597) 4.7%
Northland Power Inc (1,545) (26,474) 2.4%
Public Service Enterprise Group Inc (10,573) (181,108) 16.4%
Vistra Corp (18,003) (308,385) 28.0%
Total $ (1,102,694) 100%

Nuveen Pennsylvania Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (10,925) $(187,137) 15.8%
Atlantica Sustainable Infrastructure PLC (1,957) (33,516) 2.8%
Brookfield Renewable Corp (1,330) (22,786) 1.9%
Clearway Energy Inc (337) (5,778) 0.5%
Constellation Energy Corp (18,640) (319,300) 27.0%
Innergex Renewable Energy Inc (353) (6,044) 0.5%
NextEra Energy Inc (3,234) (55,399) 4.7%
Northland Power Inc (1,659) (28,425) 2.4%
Public Service Enterprise Group Inc (11,352) (194,453) 16.4%
Vistra Corp (19,329) (331,108) 28.0%
Total $ (1,183,945) 100%
(q) The following table represents the individual positions within each Toronto-Dominion Bank total return swaps:
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (9,410) $(161,187) 16.8%
Brookfield Renewable Corp (674) (19,209) 2.0%
Clearway Energy Inc (166) (4,809) 0.5%
Constellation Energy Corp (1,351) (265,832) 27.7%
Innergex Renewable Energy Inc (581) (5,289) 0.6%
NextEra Energy Inc (576) (46,376) 4.8%
Northland Power Inc (1,261) (26,025) 2.7%
Public Service Enterprise Group Inc (2,048) (165,411) 17.2%
Vistra Corp (3,112) (265,823) 27.7%
Total $(959,961) 100%
AMT Alternative Minimum Tax
N/A Not Applicable.
WI/DD When-issued or delayed delivery security.

Nuveen Virginia Municipal Bond Fund
Portfolio of Investments August 31, 2024
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 99.2%
X 529,842,811
MUNICIPAL BONDS - 99.2%   X 529,842,811
CONSUMER STAPLES - 2.6%
Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A:
$ 235 5.250%, 6/01/32 9/24 at 100.00 $ 234,980
600 5.625%, 6/01/47 9/24 at 100.00 598,070
7,655 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47
9/24 at 100.00 7,655,902
5,555 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset-Backed Bonds, Series 2007B2, 5.200%, 6/01/46
9/24 at 100.00 5,556,111
TOTAL CONSUMER STAPLES 14,045,063
EDUCATION AND CIVIC ORGANIZATIONS - 8.2%
1,685 Alexandria Industrial Development Authority, Virginia, Educational
Facilities Revenue Bonds, Episcopal High School, Series 2017, 4.000%,
1/01/40
1/27 at 100.00 1,683,285
1,480 Farmville Industrial Development Authority, Virginia, Educational Facilities
Revenue Bonds, Convocation Center Project, Series 2021, 5.375%,
7/01/53 - AGM Insured, (Mandatory Put 7/01/43)
7/28 at 103.00 1,581,210
1,455 Industrial Development Authority of the City of Lexington, Virginia,
Washington and Lee University, Educational Facility Revenue Bonds,
Refunding Series 2018A, 5.000%, 1/01/48
1/28 at 100.00 1,506,088
1,500 Loudoun County Industrial Development Authority, Virginia, Multi-Modal
Revenue Bonds, Howard Hughes Medical Institute, Series 2022A, 4.000%,
10/01/52
10/32 at 100.00 1,507,712
2,000 Madison County Industrial Development Authority, Virginia, Educational
Facilities Revenue Bonds, Woodberry Forest School, Series 2021, 3.000%,
10/01/50
10/30 at 100.00 1,581,708
500 Montgomery County Economic Development Authority, Virginia, Revenue
Bonds, Virginia Tech Foundation, Refunding Series 2017A, 4.000%,
6/01/37
6/27 at 100.00 506,383
750 Roanoke Economic Development Authority, Virginia, Educational Facilities
Revenue Bonds, Lynchburg College, Series 2018A, 5.000%, 9/01/43
9/28 at 100.00 753,852
2,500 The Rector and Visitors of the University of Virginia, General Pledge
Revenue Bonds, Green Series 2015A-2, 5.000%, 4/01/45
4/25 at 100.00 2,522,037
The Rector and Visitors of the University of Virginia, General Pledge
Revenue Bonds, Refunding Series 2017A:
9,355 5.000%, 4/01/39 4/27 at 100.00 9,758,703
5,000 5.000%, 4/01/47 4/27 at 100.00 5,163,461
5,000 The Rector and Visitors of the University of Virginia, General Pledge
Revenue Bonds, Refunding Series 2017B, 5.000%, 4/01/46
4/27 at 100.00 5,170,966
1,790 Virginia College Building Authority Educational Facility, Revenue Bonds,
University of Richmond Refunding Series 2024, 5.000%, 3/01/49
3/34 at 100.00 1,977,482
1,000 (c) Virginia College Building Authority, Educational Facilities Revenue Bonds,
Marymount University Project, Green Series 2015B, 5.000%, 7/01/45
7/25 at 100.00 891,705
Virginia College Building Authority, Educational Facilities Revenue Bonds,
Marymount University Project, Refunding Series 2015A:
3,000 (c) 5.000%, 7/01/35 7/25 at 100.00 2,902,355
4,465 (c) 5.000%, 7/01/45 7/25 at 100.00 3,981,460
1,575 Virginia College Building Authority, Educational Facilities Revenue Bonds,
Washington and Lee University, Series 1998, 5.250%, 1/01/31 - NPFG
Insured
No Opt. Call 1,746,172
525 Virginia Commonwealth University, General Pledge Revenue Bonds,
Refunding Series 2018A, 5.000%, 11/01/38
11/28 at 100.00 561,584
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 43,796,163

Nuveen Virginia Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
HEALTH CARE - 16.8%
Arlington County Industrial Development Authority, Virginia, Hospital
Facility Revenue Bonds, Virginia Hospital Center, Series 2020:
$ 1,200 5.000%, 7/01/31 7/30 at 100.00 $ 1,329,471
1,050 5.000%, 7/01/32 7/30 at 100.00 1,159,558
325 5.000%, 7/01/37 7/30 at 100.00 351,919
1,195 4.000%, 7/01/38 7/30 at 100.00 1,206,479
1,075 4.000%, 7/01/45 7/30 at 100.00 1,047,256
1,465 Arlington County Industrial Development Authority, Virginia, Hospital
Revenue Bonds, Virginia Hospital Center, Series 2023A, 5.000%, 7/01/53,
(Mandatory Put 7/01/31)
7/30 at 100.00 1,599,935
1,000 Chesapeake Hospital Authority, Virginia, Hospital Facility Revenue Bonds,
Chesapeake Regional Medical Center, Series 2019, 4.000%, 7/01/39
7/29 at 100.00 996,826
1,920 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44
8/29 at 100.00 1,827,813
3,000 Fairfax County Industrial Development Authority, Virginia, Healthcare
Revenue Bonds, Inova Health System, Refunding Series 2022, 4.000%,
5/15/44
5/32 at 100.00 2,990,962
4,000 Fairfax County Industrial Development Authority, Virginia, Healthcare
Revenue Bonds, Inova Health System, Series 2018A, 4.000%, 5/15/48
5/28 at 100.00 3,915,713
3,000 Fairfax County Industrial Development Authority, Virginia, Healthcare
Revenue Bonds, Inova Health System, Series 2024, 5.000%, 5/15/51
5/34 at 100.00 3,248,298
3,000 Front Royal and Warren County Industrial Development Authority, Virginia,
Hospital Revenue Bonds, Valley Health System Obligated Group, Series
2018, 4.000%, 1/01/50
1/25 at 103.00 2,908,544
3,500 (c) Industrial Development Authority of the City of Newport News, Virginia,
Health System Revenue Bonds, Riverside Health System, Series 2015A,
5.330%, 7/01/45
7/25 at 100.00 3,503,917
5,000 (c) Industrial Development Authority of the City of Newport News, Virginia,
Health System Revenue Bonds, Riverside Health System, Series 2017A,
5.000%, 7/01/46
7/27 at 100.00 5,006,138
1,000 Isle Economic Development Authority, Wight County, Virginia, Health
System Revenue Bonds, Riverside Health System Series 2023, 5.250%,
7/01/43 - AGM Insured
7/33 at 100.00 1,117,539
3,000 Lynchburg Economic Development Authority, Virginia, Hospital Revenue
Bonds, Centra Health Obligated Group, Refunding Series 2017A, 5.000%,
1/01/47
1/27 at 100.00 3,032,085
Lynchburg Economic Development Authority, Virginia, Hospital Revenue
Bonds, Centra Health Obligated Group, Refunding Series 2021:
4,050 4.000%, 1/01/47 1/32 at 100.00 3,911,542
3,000 3.000%, 1/01/51 1/32 at 100.00 2,324,039
Roanoke Economic Development Authority, Virginia, Hospital Revenue
Bonds, Carilion Clinic Obligated Group, Series 2020A:
4,250 5.000%, 7/01/47 No Opt. Call 4,890,397
6,000 4.000%, 7/01/51 7/30 at 100.00 5,834,458
Stafford County Economic Development Authority, Virginia, Hospital
Facilities Revenue Bonds, Mary Washington Healthcare Obligated Group,
Refunding Series 2016:
1,000 5.000%, 6/15/32 6/26 at 100.00 1,026,062
1,440 5.000%, 6/15/35 6/26 at 100.00 1,473,849
1,600 5.000%, 6/15/36 6/26 at 100.00 1,634,752
1,360 4.000%, 6/15/37 6/26 at 100.00 1,348,678
6,500 Virginia Commonwealth University Health System Authority, General
Revenue Bonds, Series 2017B, 5.000%, 7/01/46
7/27 at 100.00 6,639,164
7,160 Virginia Small Business Finance Authority, Healthcare Facilities Revenue
Bonds, Bon Secours Mercy Health, Inc., Series 2020A, 4.000%, 12/01/49
6/30 at 100.00 6,924,125
Virginia Small Business Finance Authority, Healthcare Facilities Revenue
Bonds, Bon Secours Mercy Health, Inc., Series 2022A:
5,000 5.000%, 10/01/41 10/32 at 100.00 5,473,254
1,415 5.000%, 10/01/42 10/32 at 100.00 1,540,678
Virginia Small Business Finance Authority, Healthcare Facilities Revenue
Bonds, Sentara Healthcare, Refunding Series 2020:
4,000 4.000%, 11/01/38 11/29 at 100.00 4,095,682
1,150 4.000%, 11/01/39 11/29 at 100.00 1,174,142

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
HEALTH CARE (continued)
Winchester Economic Development Authority, Virginia, Hospital Revenue
Bonds, Valley Health System Obligated Group, Refunding Series 2015:
$ 1,250 5.000%, 1/01/32 1/26 at 100.00 $ 1,276,081
1,230 5.000%, 1/01/34 1/26 at 100.00 1,253,077
2,000 4.000%, 1/01/37 1/26 at 100.00 2,001,528
1,215 5.000%, 1/01/44 1/26 at 100.00 1,224,279
500 Winchester Economic Development Authority, Virginia, Revenue Bonds,
Valley Health System Obligated Group Series 2024A, 5.000%, 1/01/42
1/34 at 100.00 551,194
TOTAL HEALTH CARE 89,839,434
HOUSING/MULTIFAMILY - 5.8%
2,000 Fairfax County Redevelopment and Housing Authority, Virginia,
Multifamily Housing Revenue Bonds, Dominion Square North Project,
Series 2023, 5.000%, 1/01/45, (Mandatory Put 1/01/28)
7/27 at 100.00 2,087,229
785 (c) Richmond Redevelopment and Housing Authority, Virginia, Multi-Family
Housing Revenue Bonds, American Tobacco Apartments, Series 2017,
5.550%, 1/01/37
1/27 at 100.00 773,923
Virginia Housing Development Authority, Rental Housing Bonds, Series
2015A:
1,510 3.500%, 3/01/35 9/24 at 100.00 1,488,992
1,790 3.625%, 3/01/39 9/24 at 100.00 1,685,544
1,000 Virginia Housing Development Authority, Rental Housing Bonds, Series
2015C, 4.000%, 8/01/45
9/24 at 100.00 955,060
2,585 Virginia Housing Development Authority, Rental Housing Bonds, Series
2015E, 3.750%, 12/01/40
12/24 at 100.00 2,525,169
1,500 Virginia Housing Development Authority, Rental Housing Bonds, Series
2016B, 3.350%, 5/01/36
5/25 at 100.00 1,428,130
1,710 Virginia Housing Development Authority, Rental Housing Bonds, Series
2017A, 3.875%, 3/01/47
3/26 at 100.00 1,588,582
3,000 Virginia Housing Development Authority, Rental Housing Bonds, Series
2019A, 3.600%, 9/01/39
3/28 at 100.00 2,818,588
1,250 Virginia Housing Development Authority, Rental Housing Bonds, Series
2020E, 2.300%, 7/01/40
7/29 at 100.00 955,302
1,745 Virginia Housing Development Authority, Rental Housing Bonds, Series
2020G, 2.200%, 9/01/40
9/29 at 100.00 1,305,835
2,000 Virginia Housing Development Authority, Rental Housing Bonds, Series
2021B, 2.400%, 3/01/46
3/30 at 100.00 1,396,347
2,000 Virginia Housing Development Authority, Rental Housing Bonds, Series
2021K, 2.375%, 12/01/41
12/30 at 100.00 1,511,112
1,000 Virginia Housing Development Authority, Rental Housing Bonds, Series
2022F, 5.000%, 10/01/52
10/31 at 100.00 1,037,056
1,895 Virginia Housing Development Authority, Rental Housing Bonds, Series
2023E, 5.250%, 10/01/63
10/32 at 100.00 1,974,258
1,000 Virginia Housing Development Authority, Rental Housing Bonds, Series
2024A, 4.450%, 9/01/44
9/33 at 100.00 1,003,945
2,000 Virginia Housing Development Authority, Rental Housing Bonds, Series
2024D, 4.500%, 8/01/54
8/33 at 100.00 1,995,912
Williamsburg Economic Development Authority, Virginia, Student Housing
Revenue Bonds, Provident Group - Williamsburg Properties LLC - William
and Mary Project Series 2023A:
2,750 5.250%, 7/01/53 - AGM Insured 7/33 at 100.00 3,006,901
1,500 4.375%, 7/01/63 - AGM Insured 7/33 at 100.00 1,511,070
TOTAL HOUSING/MULTIFAMILY 31,048,955
HOUSING/SINGLE FAMILY - 0.7%
1,000 Virginia Housing Development Authority, Commonwealth Mortgage
Bonds, Series 2023E-4, 4.450%, 7/01/45 , (WI/DD)
1/34 at 100.00 1,000,063
1,650 Virginia Housing Development Authority, Commonwealth Mortgage
Bonds, Series 2023E-I, 4.600%, 10/01/54
4/33 at 100.00 1,630,577
850 Virginia Housing Development Authority, Commonwealth Mortgage
Bonds, Series 2023E-II, 4.400%, 10/01/44
4/33 at 100.00 848,145
TOTAL HOUSING/SINGLE FAMILY 3,478,785

Nuveen Virginia Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
INDUSTRIALS - 0.7%
$ 4,350 Amelia County Industrial Development Authority, Virginia, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Series 2002, 1.450%,
4/01/27, (AMT)
No Opt. Call $ 4,003,514
TOTAL INDUSTRIALS 4,003,514
LONG-TERM CARE - 4.0%
2,800 Albemarle County, Virginia, Residential Care Facility Revenue
Bonds,  Westminster-Canterbury of the Blue Ridge, Refunding Series
2022A, 4.000%, 6/01/49
6/29 at 103.00 2,648,175
Henrico County Economic Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Westminster Canterbury of Richmond,
Refunding Series 2020:
1,650 4.000%, 10/01/31 10/26 at 103.00 1,691,866
1,000 4.000%, 10/01/50 10/26 at 103.00 918,868
1,000 Henrico County Economic Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Westminster Canterbury of Richmond,
Series 2022A, 5.000%, 10/01/52
10/29 at 103.00 1,044,262
1,000 James City County Economic Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Williamsburg Landing Inc., Refunding Series
2021A, 4.000%, 12/01/50
12/27 at 103.00 827,908
250 James City County Economic Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Williamsburg Landing Inc., Series 2024A,
6.875%, 12/01/58
12/30 at 103.00 277,075
620 James City County Economic Development Authority, Virginia, Residential
Care Facility Revenue Bonds, WindsorMeade, Series 2021A, 4.000%,
6/01/41
6/27 at 103.00 550,846
1,000 Lexington Industrial Development Authority, Virginia, Residential Care
Facility Revenue Bonds, Kendal at Lexington Retirement Community Inc.,
Refunding Series 2016, 4.000%, 1/01/37
1/25 at 102.00 1,001,278
1,000 Lexington Industrial Development Authority, Virginia, Residential Care
Facility Revenue Bonds, Kendal at Lexington Retirement Community Inc.,
Refunding Series 2022. Forward Delivery, 4.000%, 1/01/48
1/29 at 103.00 918,691
Norfolk Redevelopment and Housing Authority, Virginia, Fort Norfolk
Retirement Community, Inc., Harbor's Edge Project, Series 2019A:
605 5.000%, 1/01/49 9/24 at 104.00 545,178
3,415 5.250%, 1/01/54 9/24 at 104.00 3,137,948
1,000 Norfolk Redevelopment and Housing Authority, Virginia, Revenue
Bonds, Fort Norfolk Retirement Community, Inc. - Harbor's Edge Project,
Refunding Series 2014, 5.000%, 1/01/46
1/25 at 100.00 919,935
Prince William County Industrial Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Westminster at Lake Ridge,
Refunding Series 2016:
1,000 5.000%, 1/01/37 1/25 at 102.00 1,000,148
1,500 5.000%, 1/01/46 1/25 at 102.00 1,446,520
Suffolk Economic Development Authority, Virginia, Retirement Facilities
First Mortgage Revenue Bonds, Lake Prince Center, Inc./United Church
Homes and Services Obligated Group, Refunding Series 2016:
2,110 5.000%, 9/01/26 9/24 at 102.00 2,124,705
500 5.000%, 9/01/31 9/24 at 102.00 501,596
Virginia Beach Development Authority, Virginia, Residential Care Facility
Revenue Bonds, Westminster Canterbury on Chesapeake Bay, Series
2023A:
525 7.000%, 9/01/53 9/30 at 103.00 607,164
1,000 7.000%, 9/01/59 9/30 at 103.00 1,147,904
TOTAL LONG-TERM CARE 21,310,067

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/GENERAL - 6.9%
$ 4,600 Corona-Norco Unified School District, Riverside County, California,
General Obligation Bonds, Capital Appreciation, Election 2006 Refunding
Series 2009C, 0.000%, 8/01/32
No Opt. Call $ 3,474,543
5,000 Fairfax County, Virginia, General Obligation Bonds, Public Improvement
Series 2024A, 5.000%, 10/01/37
4/33 at 100.00 5,803,647
2,000 Loudoun County, Virginia, General Obligation Bonds, Public Improvement
Series 2023A, 5.000%, 12/01/39
12/32 at 100.00 2,281,476
1,335 Newport News, Virginia, General Obligation Bonds, Refunding &
Improvement Series 2015, 3.000%, 7/15/33
7/25 at 100.00 1,281,609
1,000 Norfolk, Virginia, General Obligation Bonds, Refunding Capital
Improvement Series 2023A, 5.000%, 9/01/40
9/32 at 100.00 1,130,253
6,715 Patterson Joint Unified School District, Stanislaus County, California,
General Obligation Bonds, 2008 Election Series 2009B, 0.000%, 8/01/45
- AGM Insured
No Opt. Call 2,746,961
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1:
999 5.375%, 7/01/25 No Opt. Call 1,005,654
2,920 5.625%, 7/01/29 No Opt. Call 3,140,803
4,500 0.000%, 7/01/33 7/31 at 89.94 3,032,900
1,000 4.000%, 7/01/33 7/31 at 103.00 992,610
3,130 Richmond, Virginia, General Obligation Bonds, Public Improvement Series
2024A, 5.000%, 9/01/39
9/33 at 100.00 3,573,806
3,000 Richmond, Virginia, General Obligation Bonds, Public Improvement Series
2024C, 4.000%, 3/01/57
3/34 at 100.00 2,982,124
2,710 Virginia State, General Obligation Bonds, Series 2020A, 4.000%, 6/01/30 No Opt. Call 2,913,342
Wylie Independent School District, Collin County, Texas, General
Obligation Bonds, School Building Series 2015B:
7,110 0.000%, 8/15/48 8/25 at 38.79 2,312,533
TOTAL TAX OBLIGATION/GENERAL 36,672,261
TAX OBLIGATION/LIMITED - 18.5%
1,485 Arlington County Industrial Development Authority, Virginia, Revenue
Bonds, Refunding County Projects, Series 2017, 5.000%, 2/15/34
8/27 at 100.00 1,571,248
1,495 (c) Cherry Hill Community Development Authority, Virginia, Special
Assesment Bonds, Potomac Shores Project, Series 2015, 5.400%, 3/01/45
3/25 at 100.00 1,498,753
Chesterfield County Economic Development Authority, Virginia, Revenue
Bonds, County Mobility Projects, Series 2024:
5,000 5.000%, 4/01/48 4/34 at 100.00 5,500,982
2,000 4.000%, 4/01/50 4/34 at 100.00 1,956,347
645 Dulles Town Center Community Development Authority, Loudon County,
Virginia Special Assessment Refunding Bonds, Dulles Town Center
Project, Series 2012, 4.250%, 3/01/26
9/24 at 100.00 639,520
1,000 Fairfax County Economic Development Authority, Virginia, Revenue
Bonds, Metrorail Parking System Project, Series 2017, 5.000%, 4/01/37
4/27 at 100.00 1,035,102
1,260 (c) Farms of New Kent Community Development Authority, Virginia, Special
Assessment Bonds, Refunding Series 2021A, 3.750%, 3/01/36
3/31 at 100.00 1,227,565
Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D:
3,000 5.000%, 11/15/33 11/25 at 100.00 3,040,407
1,000 5.000%, 11/15/35 11/25 at 100.00 1,011,856
Guam Government, Limited Obligation Section 30 Revenue Bonds, Series
2016A:
1,000 5.000%, 12/01/30 12/26 at 100.00 1,031,635
1,000 5.000%, 12/01/34 12/26 at 100.00 1,025,351
Hampton Roads Transportation Accountability Commision, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien Series
2020A:
4,000 5.000%, 7/01/50 7/30 at 100.00 4,270,161
2,000 5.250%, 7/01/60 7/30 at 100.00 2,144,484
Hampton Roads Transportation Accountability Commission, Virginia,
Hampton Roads Transportation Fund Revenue Bonds, Senior Lien Series
2018A:
3,000 5.000%, 7/01/48 1/28 at 100.00 3,107,375

Nuveen Virginia Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/LIMITED (continued)
$ 3,000 Hampton Roads Transportation Accountability Commission, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien Series
2022A, 4.000%, 7/01/52
7/32 at 100.00 $ 2,925,753
3,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital
Appreciation Refunding Senior Lien Series 2014A, 0.000%, 11/15/51 -
AGM Insured
11/31 at 37.76 809,900
3,370 (c) Lower Magnolia Green Community Development Authority, Virginia,
Special Assessment Bonds, Series 2015, 5.000%, 3/01/45
3/27 at 100.00 3,323,857
765 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/32
No Opt. Call 819,383
Peninsula Town Center Community Development Authority, Virginia,
Special Obligation Bonds, Refunding Series 2018:
300 (c) 4.500%, 9/01/28 9/27 at 100.00 304,298
1,300 (c) 5.000%, 9/01/37 9/27 at 100.00 1,309,113
2,785 (c) 5.000%, 9/01/45 9/27 at 100.00 2,789,539
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
81 0.000%, 7/01/27 No Opt. Call 72,861
317 0.000%, 7/01/29 7/28 at 98.64 264,183
210 0.000%, 7/01/31 7/28 at 91.88 161,254
432 0.000%, 7/01/33 7/28 at 86.06 304,803
3,247 0.000%, 7/01/51 7/28 at 30.01 796,854
2,000 4.750%, 7/01/53 7/28 at 100.00 1,984,999
10,615 5.000%, 7/01/58 7/28 at 100.00 10,661,945
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2:
2,180 4.329%, 7/01/40 7/28 at 100.00 2,156,001
61 4.536%, 7/01/53 7/28 at 100.00 58,514
31 4.784%, 7/01/58 7/28 at 100.00 30,675
Virgin Islands Public Finance Authority, Federal Highway Grant
Anticipation Loan Note Revenue Bonds, Series 2015:
1,000 (c) 5.000%, 9/01/30 9/25 at 100.00 1,009,132
1,000 (c) 5.000%, 9/01/33 9/25 at 100.00 1,008,698
1,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2006, 5.000%, 10/01/28 - FGIC Insured
9/24 at 100.00 1,010,858
2,240 (c) Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Working Capital Series 2014A, 5.000%, 10/01/34 - AGM Insured
10/24 at 100.00 2,242,816
2,000 Virginia College Building Authority, Educational Facilities Revenue Bonds,
21st Century Collage & Equipment Programs, Series 2023A, 5.000%,
2/01/41
2/33 at 100.00 2,232,825
2,000 Virginia College Building Authority, Educational Facilities Revenue Bonds,
21st Century College & Equipment Programs, Refunding Series 2017E,
5.000%, 2/01/32
2/28 at 100.00 2,132,282
2,000 Virginia College Building Authority, Educational Facilities Revenue Bonds,
21st Century College & Equipment Programs, Series 2024A, 4.000%,
2/01/44
2/34 at 100.00 1,999,459
Virginia Gateway Community Development Authority, Prince William
County, Virginia, Special Assessment Refunding Bonds, Series 2012:
360 5.000%, 3/01/25 9/24 at 100.00 360,022
500 5.000%, 3/01/30 9/24 at 100.00 500,051
2,000 Virginia Port Authority, Commonwealth Port Fund Revenue Bonds, Series
2023A, 5.250%, 7/01/48
7/33 at 100.00 2,237,138
Virginia Public Building Authority, Public Facilities Revenue Bonds, Series
2019B:
1,250 5.000%, 8/01/31, (AMT) 8/29 at 100.00 1,352,086
2,500 4.000%, 8/01/35, (AMT) 8/29 at 100.00 2,543,576
2,000 4.000%, 8/01/38, (AMT) 8/29 at 100.00 2,004,140
2,500 Virginia Public School Authority, School Financing Bonds, 1997
Resolution, Series 2022B, 5.000%, 8/01/52
8/32 at 100.00 2,710,099
25 Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled
Financing Program, Series 2012A, 5.000%, 11/01/42
9/24 at 100.00 25,015
1,000 Virginia Resources Authority, State Moral Obligation Revenue Bonds,
Pooled Financing Program, Series 2024A, 4.250%, 11/01/49
11/34 at 100.00 1,010,283

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/LIMITED (continued)
$ 1,335 (c) Virginia Small Business Financing Authority, Tourism Development
Financing Program Revenue Bonds, Virginia Beach Oceanfront South
Hotel Project, Senior Series 2020A-1, 8.000%, 10/01/43
10/30 at 120.40 $ 1,380,422
1,000 Virginia Transportation Board, Transportation Revenue Bonds, Capital
Projects, Series 2017, 4.000%, 5/15/42
5/27 at 100.00 1,001,873
4,000 Washington Metropolitan Area Transit Authority, District of Columbia,
Dedicated Revenue Bonds, Green Series 2021A, 4.000%, 7/15/43
7/31 at 100.00 3,979,453
3,530 Washington Metropolitan Area Transit Authority, District of Columbia,
Dedicated Revenue Bonds, Second Lien Green Series 2023A, 5.250%,
7/15/53
7/33 at 100.00 3,872,066
5,000 Washington Metropolitan Area Transit Authority, District of Columbia,
Second Lien Dedicated Revenue Bonds, Sustainability- Climate Transition,
Series 2024A, 5.250%, 7/15/59
7/34 at 100.00 5,491,020
1,000 Western Virginia Regional Jail Authority, Virginia, Facility Revenue Bonds,
Refunding Series 2016, 5.000%, 12/01/37
12/26 at 100.00 1,041,325
TOTAL TAX OBLIGATION/LIMITED 98,979,357
TRANSPORTATION - 22.7%
350 Capital Region Airport Commission, Virginia, Airport Revenue Bonds,
Refunding Series 2016A, 4.000%, 7/01/36
7/26 at 100.00 352,725
Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution
Revenue Bonds, First Tier Series 2016:
5,580 5.000%, 7/01/41 - AGM Insured 7/26 at 100.00 5,702,658
1,830 5.000%, 7/01/46 7/26 at 100.00 1,846,399
3,000 5.000%, 7/01/51 7/26 at 100.00 3,019,404
Chesapeake, Virginia, Transportation System Senior Toll Road Revenue
Bonds, Capital Appreciation Series 2012B:
3,000 4.750%, 7/15/32 7/28 at 100.00 3,166,710
1,755 4.875%, 7/15/40 - AGM Insured 7/28 at 100.00 1,836,741
2,695 Chesapeake, Virginia, Transportation System Senior Toll Road Revenue
Bonds, Refunding Series 2024, 4.000%, 7/15/47 - AGM Insured
7/34 at 100.00 2,611,027
1,620 Chesapeake, Virginia, Transportation System Senior Toll Road Revenue
Bonds, Series 2012A, 5.000%, 7/15/47
10/24 at 100.00 1,623,055
2,500 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Refunding & Subordinate Lien Series 2019B, 4.000%, 10/01/53 -
AGM Insured
10/29 at 100.00 2,374,367
2,000 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement
Projects, Refunding Second Senior Lien Series 2022A, 4.000%, 10/01/52 -
AGM Insured
10/31 at 100.00 1,898,323
Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Second Senior Lien Series 2009B:
4,200 0.000%, 10/01/26 - AGC Insured No Opt. Call 3,937,666
5,850 0.000%, 10/01/34 - AGC Insured No Opt. Call 4,067,204
13,000 0.000%, 10/01/36 - AGC Insured No Opt. Call 8,220,852
3,300 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Second
Senior Lien Series 2010B, 6.500%, 10/01/44
10/28 at 100.00 3,607,936
1,000 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Forward Delivery Refunding Series 2020A, 5.000%, 10/01/32,
(AMT)
10/30 at 100.00 1,082,696
5,200 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2016A, 5.000%, 10/01/35, (AMT)
10/26 at 100.00 5,334,556
Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2017:
625 5.000%, 10/01/34, (AMT) 10/27 at 100.00 649,529
3,000 5.000%, 10/01/42, (AMT) 10/27 at 100.00 3,074,448
Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2018A:
3,000 5.000%, 10/01/31, (AMT) 10/28 at 100.00 3,172,996
3,345 5.000%, 10/01/37, (AMT) 10/28 at 100.00 3,497,495

Nuveen Virginia Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TRANSPORTATION (continued)
Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2019A:
$ 1,000 5.000%, 10/01/36, (AMT) 10/29 at 100.00 $ 1,059,148
4,000 5.000%, 10/01/38, (AMT) 10/29 at 100.00 4,214,465
1,450 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2023A, 5.250%, 10/01/42, (AMT)
10/32 at 100.00 1,577,993
1,895 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2024A, 5.500%, 10/01/54, (AMT)
10/33 at 100.00 2,078,824
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Refunding Series 2016:
65 5.000%, 8/01/26, (AMT) 9/24 at 100.00 65,099
595 5.000%, 8/01/31, (AMT) 9/24 at 100.00 595,669
Norfolk Airport Authority, Virginia, Airport Revenue Bonds, Series 2019:
1,000 5.000%, 7/01/37 7/29 at 100.00 1,068,367
1,740 5.000%, 7/01/43 7/29 at 100.00 1,822,075
Virginia Port Authority, Port Facilities Revenue Bonds, Refunding Series
2016B:
2,045 5.000%, 7/01/34, (AMT) 7/26 at 100.00 2,086,895
2,000 5.000%, 7/01/41, (AMT) 7/26 at 100.00 2,016,109
Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017:
7,800 5.000%, 12/31/49, (AMT) 6/27 at 100.00 7,928,793
2,750 5.000%, 12/31/52, (AMT) 6/27 at 100.00 2,790,295
1,000 5.000%, 12/31/56, (AMT) 6/27 at 100.00 1,013,328
Virginia Small Business Financing Authority, Revenue Bonds, 95 Express
Lanes LLC Project, Refunding Senior Lien Series 2022:
1,000 5.000%, 1/01/33, (AMT) 1/32 at 100.00 1,076,313
3,500 5.000%, 7/01/38, (AMT) 1/32 at 100.00 3,704,553
2,000 4.000%, 1/01/42, (AMT) 1/32 at 100.00 1,896,191
5,500 5.000%, 12/31/47, (AMT) 12/32 at 100.00 5,763,649
1,000 5.000%, 12/31/57, (AMT) 12/32 at 100.00 1,036,944
Virginia Small Business Financing Authority, Revenue Bonds, Elizabeth
River Crossing OPCO, LLC Project, Refunding Senior Lien Series 2022:
2,365 4.000%, 1/01/33, (AMT) 1/32 at 100.00 2,381,888
1,000 4.000%, 1/01/38, (AMT) 1/32 at 100.00 987,633
2,500 4.000%, 1/01/40, (AMT) 1/32 at 100.00 2,398,827
6,000 3.000%, 1/01/41, (AMT) 1/32 at 100.00 4,856,974
1,400 Washington Metropolitan Area Transit Authority, District of Columbia,
Gross Revenue Bonds, Series 2017B, 5.000%, 7/01/37
7/27 at 100.00 1,458,453
Washington Metropolitan Area Transit Authority, District of Columbia,
Gross Revenue Bonds, Series 2018:
1,000 5.000%, 7/01/37 7/27 at 100.00 1,041,752
5,000 5.000%, 7/01/43 7/27 at 100.00 5,156,750
TOTAL TRANSPORTATION 121,153,774
U.S. GUARANTEED - 5.8% (d)
140 Bristol, Virginia, General Obligation Utility System Revenue Bonds, Series
2002, 5.000%, 11/01/24 - AGM Insured, (ETM)
No Opt. Call 140,415
100 Embrey Mill Community Development Authority, Virginia, Special
Assessment Revenue Bonds, Series 2015, 5.600%, 3/01/45, (Pre-refunded
3/01/25)
3/25 at 100.00 101,263
1,000 Fairfax County Economic Development Authority, Virginia, County
Facilities Revenue Bonds, Refunding Series 2017B, 5.000%, 10/01/34,
(Pre-refunded 10/01/27)
10/27 at 100.00 1,074,252
Fairfax County Economic Development Authority, Virginia, Residential
Care Facilities Mortgage Revenue Bonds, Goodwin House, Inc., Series
2016A:
700 4.000%, 10/01/42, (Pre-refunded 10/01/24) 10/24 at 102.00 714,401
4,725 5.000%, 10/01/42, (Pre-refunded 10/01/24) 10/24 at 102.00 4,825,824

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
U.S. GUARANTEED (d) (continued)
Hampton Roads Sanitation District, Virginia, Wastewater Revenue Bonds,
Subordinate Series 2018A:
$ 1,400 5.000%, 10/01/40, (Pre-refunded 10/01/27) 10/27 at 100.00 $ 1,501,800
2,100 5.000%, 10/01/42, (Pre-refunded 10/01/27) 10/27 at 100.00 2,252,701
1,770 5.000%, 10/01/43, (Pre-refunded 10/01/27) 10/27 at 100.00 1,898,705
Hampton Roads Transportation Accountability Commission, Virginia,
Hampton Roads Transportation Fund Revenue Bonds, Senior Lien Series
2018A:
1,650 5.000%, 7/01/48, (Pre-refunded 1/01/28) 1/28 at 100.00 1,782,064
9,760 5.500%, 7/01/57, (Pre-refunded 1/01/28) 1/28 at 100.00 10,696,104
5,250 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Second Senior Lien Series 2009C, 6.500%, 10/01/41, (Pre-
refunded 10/01/26) - AGC Insured
10/26 at 100.00 5,661,583
Wylie Independent School District, Collin County, Texas, General
Obligation Bonds, School Building Series 2015B:
890 0.000%, 8/15/48, (Pre-refunded 8/15/25) 8/25 at 38.79 335,095
TOTAL U.S. GUARANTEED 30,984,207
UTILITIES - 6.5%
770 Alexandria Sanitation Authority, Virginia, Wastewater Revenue Bonds,
Alexrenew Green Series 2024, 5.000%, 7/15/54
7/34 at 100.00 853,221
4,300 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series
2006A, 4.750%, 1/01/35, (Mandatory Put 7/01/33)
No Opt. Call 4,563,326
1,000 Hampton Roads Sanitation District, Virginia, Wastewater Revenue Bonds,
Refunding Series 2024A, 5.000%, 11/01/39
11/34 at 100.00 1,162,088
2,250 Hampton Roads Sanitation District, Virginia, Wastewater Revenue Bonds,
Series 2024B, 5.000%, 7/01/49
7/34 at 100.00 2,478,775
3,765 Loudoun County Sanitation Authority, Virginia, Water and Sewer System
Revenue Bonds, Refunding Series 2021, 4.000%, 1/01/33
1/31 at 100.00 4,022,258
2,715 Norfolk, Virginia, Water Revenue Bonds, Refunding Series 2017, 5.000%,
11/01/42
11/27 at 100.00 2,838,129
4,000 Norfolk, Virginia, Water Revenue Bonds, Series 2015A, 5.250%, 11/01/44 11/24 at 100.00 4,010,743
4,500 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/47
7/30 at 100.00 4,586,209
2,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 4.000%, 7/01/42
7/31 at 100.00 1,899,397
1,000 Richmond, Virginia, Public Utility Revenue Bonds, Refunding Series
2023C, 5.000%, 1/15/47
1/34 at 100.00 1,107,250
3,925 Virginia Resources Authority, Clean Water State Revolving Fund Revenue
Bonds, Refunding Series 2014B, 4.000%, 10/01/27
10/24 at 100.00 3,926,849
2,500 (c) Virginia Small Business Financing Authority, Solid Waste Disposal
Revenue Bonds, Covanta Project, Series 2018, 5.000%, 1/01/48, (AMT),
(Mandatory Put 7/01/38)
9/24 at 100.00 2,500,164
570 Wise County Industrial Development Authority, Virginia, Solid Waste and
Sewage Disposal Revenue Bonds, Virginia Electric and Power Company,
Series 2010A, 3.800%, 11/01/40, (Mandatory Put 5/28/27)
No Opt. Call 582,822
TOTAL UTILITIES 34,531,231
TOTAL MUNICIPAL BONDS
(cost $522,102,421) 529,842,811
TOTAL LONG-TERM INVESTMENTS
(cost $522,102,421) 529,842,811

Nuveen Virginia Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS -  1.5%
X 8,000,000
MUNICIPAL BONDS - 1.5%   X 8,000,000
EDUCATION AND CIVIC ORGANIZATIONS - 1 .5%
$ 8,000 (e) Fairfax County Economic Development Authority, Virginia, Revenue
Bonds, Smithsonian Institution, Series 2003A, 2.900%, 12/01/33
8/24 at 100.00 $ 8,000,000
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 8,000,000
TOTAL Municipal Bonds
(cost $8,000,000) 8,000,000
TOTAL SHORT-TERM INVESTMENTS
(cost $8,000,000) 8,000,000
TOTAL INVESTMENTS
(cost $530,102,421) - 100.7% 537,842,811
OTHER ASSETS & LIABILITIES, NET - (0.7)% (3,548,644)
NET ASSETS - 100% $ 534,294,167
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 529,842,811 $ – $ 529,842,811
Short-Term Investments:
Municipal Bonds – 8,000,000 – 8,000,000
Total
$ – $ 537,842,811 $ – $ 537,842,811
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $42,139,461 or 7.8% of Total Investments.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
WI/DD When-issued or delayed delivery security.